As filed with the Securities and Exchange Commission on April 25, 1997


                                                      Registration No. 33-56918*

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT
                                       To
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

A.   Exact name of trust:         INSURED MUNICIPAL SECURITIES TRUST, NEW YORK
                                  NAVIGATOR INSURED SERIES 13 & NEW JERSEY
                                  NAVIGATOR INSURED SERIES 9; SERIES 31, NEW
                                  YORK NAVIGATOR INSURED SERIES 14 & NEW JERSEY
                                  NAVIGATOR INSURED SERIES 10; SERIES 32, NEW
                                  YORK NAVIGATOR INSURED SERIES 16 & NEW JERSEY
                                  NAVIGATOR INSURED SERIES 12; AND SERIES 33,
                                  NEW YORK NAVIGATOR INSURED SERIES 17 & NEW
                                  JERSEY NAVIGATOR INSURED SERIES 13


B.   Name of depositors**:        REICH & TANG DISTRIBUTORS L.P.
                                  GRUNTAL & CO., L.L.C.


C.   Complete address of depositors' principal executive offices:

     Reich & Tang Distributors L.P.      Gruntal & Co., Incorporated
     600 Fifth Avenue                    14 Wall Street
     New York, NY 10020                  New York, NY 10005

D.   Name and complete address of agent for service:


     PETER J. DeMARCO       LEE FENSTERSTOCK     Copy of comments to:
     Executive              President            MICHAEL R. ROSELLA, ESQ.
       Vice President       Gruntal & Co.,       Battle Fowler LLP
     Reich & Tang             L.L.C.             75 East 55th Street
       Distributors L.P.    14 Wall Street       New York, NY 10022
     600 Fifth Avenue       New York, NY 10005   (212) 856-6858
     New York, NY 10020


It is proposed that this filing become effective (check appropriate box)


/   /  immediately upon filing pursuant to paragraph (b) of Rule 485
/ x /  on April 30, 1997 pursuant to paragraph (b)
/   /  60 days after filing pursuant to paragraph (a)
/   /  on (       date       ) pursuant to paragraph (a) of Rule 485


===============================================================================


* The Prospectus included in this Registration constitutes a combined Prospectus as permitted by the Provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Insured Municipal Securities Trust, New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9; Series 31, New York Navigator Insured Series 14 and New Jersey Navigator Insured Series 10; Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13, covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 33-56918, 33-60604, 33-52397 and 33-58167, respectively) under the Act. This filing constitutes Post-Effective Amendment No. 4 for New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9, and Series 31, New York Navigator Insured Series 14 & New Jersey Navigator Insured Series 10; Post-Effective Amendment No. 3 for Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Post-Effective Amendment No. 2 for Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13.

     Each of the Registrants declares that an indefinite number of its units are being registered by this Registration Statement pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and each of the Registrants filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1996 on February 28, 1997.

** Gruntal & Co., L.L.C. acted as Co-Sponsor to all of the above-referenced trusts, except Series 32 and 33.


175582.1

                     Prospectus Part A Dated April 30, 1997



                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 13

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 13 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
          THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------


          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units.


176548.1

For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

          Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/3624th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

          INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

          Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

176548.1

          All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 15.5% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Security Assurance Inc. ("Financial Security"), 13.9%; and Municipal Bond Insurance Association ("MBIA"), 1.6%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.30% of the Public Offering Price, or 5.599% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,072.48 plus accrued interest of $9.30 under the monthly distribution plan, $14.23 under the semi-annual distribution plan and $14.41 under the annual distribution plan, for a total of $1,081.78, $1,086.71 and $1,086.89, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the

176548.1

Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.30% of the Public Offering Price (5.599% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

176548.1


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 13

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996
Date of Deposit:  January 21, 1993                       Weighted Average Life to
Principal Amount of Bonds ...       $3,625,000             Maturity:  18.8 Years.
Number of Units .............       3,624                Minimum Value of Trust:
Fractional Undivided Inter-                                Trust may be terminated if
  est in Trust per Unit .....       1/3624                 value of Trust is less than
Principal Amount of                                        $1,600,000 in principal
  Bonds per Unit ............       $1,000.28              amount of Bonds.
Secondary Market Public                                  Mandatory Termination Date:
  Offering Price**                                         The earlier of December 31,
  Aggregate Bid Price                                      2041 or the disposition of
    of Bonds in Trust .......       $3,680,597+++          the last Bond in the Trust.
  Divided by 3,624 Units ....       $1,015.62            Trustee***:  The Chase
  Plus Sales Charge of 5.30%                               Manhattan Bank.
    of Public Offering Price        $56.86               Trustee's Annual Fee:  Monthly
  Public Offering Price                                    plan $1.14 per $1,000; semi-
    per Unit ................       $1,072.48+             annual plan $.67 per $1,000;
Redemption and Sponsors'                                   and annual plan is $.40 per
  Repurchase Price                                         $1,000.
  per Unit ..................       $1,015.62+           Evaluator:  Kenny S&P
                                             +++           Evaluation Services.
                                             ++++          Evaluator's Fee for Each
Excess of Secondary Market                               Evaluation:  Minimum of $8
  Public Offering Price                                    plus $.25 per each issue of
  over Redemption and                                      Bonds in excess of 50 issues
  Sponsors' Repurchase                                     (treating separate maturities
  Price per Unit ............       $56.86++++             as separate issues).
Difference between Public                                Sponsors:  Reich & Tang
  Offering Price per Unit                                  Distributors L.P. and Gruntal
  and Principal Amount per                                 & Co., L.L.C.
  Unit Premium/(Discount) ...       $72.20               Sponsors' Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                                of $.25 per $1,000 principal
  New York Time.                                           amount of Bonds (see "Trust
Minimum Principal Distribution:                            Expenses and Charges" in
  $1.00 per Unit.                                          Part B of this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                          Monthly      Semi-Annual     Annual
                                          Option         Option        Option


Gross annual interest income# .........   $60.24        $60.24          $60.24
Less estimated annual fees and
  expenses ............................     2.37          1.90           2.05
Estimated net annual interest
  income (cash)# ......................   $57.87        $58.34         $58.19
Estimated interest distribution# ......     4.82         29.17          58.19
Estimated daily interest accrual# .....    .1607         .1620          .1616
Estimated current return#++ ...........    5.39%         5.44%          5.62%
Estimated long term return++ ..........    4.43%         4.47%          4.46%
Record dates ..........................   1st of         Dec. 1 and    Dec. 1
                                          each month     June 1
Interest distribution dates ...........   15th of        Dec. 15 and   Dec. 15
                                          each month     June 15

176548.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $9.30 monthly, $14.23 semi-annually and $14.41 annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION
Selected data for each Unit outstanding for the periods listed below:
                                                                                Distribu-
                                                                                tions of
                                                  Distributions of Interest     Principal
                                                 During the Period (per Unit)    During
                                   Net Asset*               Semi-                 the
                      Units Out-     Value       Monthly    Annual    Annual     Period
Period Ended           standing     Per Unit     Option     Option    Option    (Per Unit)
------------          ----------   ----------    -------    ------    ------    ----------

December 31, 1994        3,973      $ 948.19     $58.89    $59.65       -          -0-
December 31, 1995        3,973      1,042.40      58.78     59.29    $61.07        -0-
December 31, 1996        3,624      1,028.69      58.92     59.50       -          -0-

----------------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

176548.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996


DESCRIPTION OF PORTFOLIO*

          The portfolio of the Trust consists of 10 issues representing obligations of 7 issuers located in the state of New York and one in Puerto Rico. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 2.0% are hospital revenue bonds; approximately 5.5% were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Four of the issues representing $1,995,000 of the principal amount of the Bonds are general obligation bonds. All 6 of the remaining issues representing $1,630,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Assistance Corporation 1, Hospital 1, Single Family Mortgage Revenue 1, Transit Facility 2 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1996, $1,405,000 (approximately 38.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $210,000 (approximately 5.8% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 61.3% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



-----------

* Changes in the Trust Portfolio: From January 1, 1997 to March 21, 1997, $50,000 of the principal amount of the Bond in portfolio no. 3 and the entire principal amount of the Bond in portfolio no. 3a were sold and are no longer contained in the Trust. 100 Units were redeemed from the Trust.

176548.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 13

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 13 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997


Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Portfolio
December 31, 1996
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                       Redemption
                Aggregate                                                             Coupon Rate/   Feature (2)(4)
  Portfolio     Principal          Name of Issuer and                        Ratings   Date(s) of   S.F.-Sinking Fund     Market
     No.         Amount              Title of Bonds                            (1)    Maturity (2)   Ref.-Refunding      Value (3)

  1      $   500,000      N.Y. State Genl. Oblig. Serial Bonds              AAA     6.800%       No Sinking Fund       $    550,405
                          (MBIA Corp.)                                              3/01/2011    3/01/02 @ 102 Ref.

  2          500,000      N.Y. State Local Gov. Assis. Corp. (A Pub.        AAA     6.250        4/01/13 @ 100 S.F.         525,780
                          Benefit Corp. of the State of N.Y.) Rev. Bonds            4/01/2018    4/01/02 @ 102 Ref.
                          Series 1992C (MBIA Corp.)

  3           80,000      N.Y. State Med. Care Facs. Finc. Agncy. Mental    AAA     7.750        2/15/08 @ 100 S.F.          90,330
                          Hlth. Servs. Facs. Imprvmnt. Rev. Bonds 1991              8/15/2011    2/15/01 @ 102 Ref.
                          Series A (MBIA Corp.)

 3a           40,000      N.Y. State Med. Care Facs. Finc. Agncy. Mental    AAA     7.750        2/15/08 @ 100 S.F.          45,651
                          Hlth. Servs. Facs. Imprvmnt. Rev. Bonds 1991              8/15/2011    2/15/01 @ 102 Ref.
                          Series A (MBIA Corp.)

  4           60,000      Metro. Trans. Auth. of N.Y. Transit Facs. Rev.    AAA     5.500        No Sinking Fund             58,667
                          Bonds Series G (MBIA Corp.)                               7/01/2016    1/31/97 @ 100 Ref.

  5          235,000      Metro. Trans. Auth. of N.Y. Transit Facs. 1987    AAA     6.000        7/01/16 @ 100 S.F.         239,348
                          Serv. Cntrct. Rev. Bonds Series 6 (MBIA Corp.)            7/01/2021    7/01/01 @ 100 Ref.

  6          600,000      N.Y. City Genl. Oblig. Rev. Bonds Fiscal 1993     AAA     6.750        No Sinking Fund            661,476
                          Series B (MBIA Corp.)                                     10/01/2015   10/01/02 @ 101.5 Ref.

  7          505,000      N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr. Sys. AAA     6.000        6/15/12 @ 100 S.F.         521,190
                          Rev. Bonds Fiscal 1993 Series A (MBIA Corp.)              6/15/2017    6/15/02 @ 101.5 Ref.

  8          500,000      Suffolk Cnty. N.Y. Pub. Imprvmnt. Gen. Oblig.     AAA     6.375        No Sinking Fund            536,605
                          Rev. Serial Bonds Series 1992B (MBIA Corp.)               11/01/2014   11/01/02 @ 102 Ref.

  9          395,000      Cmmnwlth. of P.R. Pub. Imprvmnt. Genl. Oblig.     AAA     6.000        7/01/11 @ 100 S.F.         409,951
                          Rev. Rfndg. Bonds Series 1992A (MBIA Corp.)               7/01/2014    7/01/02 @ 101.5 Ref.

 10          210,000      N.Y. State Mtg. Agncy. Hmownr. Mtg. Rev. Bonds    AAA     0.000        4/01/12 @ 52.88 S.F.        33,256
                          Series II (MBIA Corp.)                                    4/01/2020    4/01/02 @ 23.845 Ref.
         -----------                                                                                                    -----------

         $ 3,625,000      Total Investments (Cost $3,526,028)                                                           $ 3,672,659
         ===========                                                                                                    ===========


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

         Gross unrealized appreciation               $  149,811
         Gross unrealized depreciation                   (3,180)
                                                     ----------


         Net unrealized appreciation                 $  146,631
                                                     ==========


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Statement of Net Assets
December 31, 1996



Investments in Securities,
     at Market Value (Cost $3,526,028)              $    3,672,659
                                                    --------------
Other Assets
     Accrued Interest                                       59,993
                                                    --------------
         Total Other Assets                                 59,993
                                                    --------------

Liabilities
     Accrued Expenses                                        1,150
     Advance from Trustee                                    3,513
                                                    --------------
         Total Liabilities                                   4,663
                                                    --------------

Excess of Other Assets over Total Liabilities               55,330
                                                    --------------

Net Assets (3,624 Units of Fractional Undivided
     Interest Outstanding, $1,028.69 per Unit)      $    3,727,989
                                                    ==============

    The accompanying notes form an integral part of the financial statements.


Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Statement of Operations
-----------------------------------------------------------------------------------------------------------------------------------




                                                                     For the Years Ended December 31,
                                                            1996                     1995                    1994

Investment Income
     Interest                                           $   236,044                $   245,014            $  245,622
                                                        -----------                -----------            ----------

Expenses
     Trustee's Fees                                           5,552                      5,170                 5,219
     Evaluator's Fees                                         2,667                      2,182                 2,386
     Sponser's Advisory Fee                                     988                        988                   995
                                                        -----------                -----------            ----------

         Total Expenses                                       9,207                      8,340                 8,600
                                                        -----------                -----------            ----------

     Net Investment Income                                  226,837                    236,674               237,022
                                                        -----------                -----------            ----------

Realized and Unrealized Gain (Loss)
     Realized Gain (Loss) on
         Investments                                          8,782                       ----                  (292)

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (65,114)                   376,737              (448,052)
                                                        -----------                -----------            ----------

     Net Gain (Loss) on Investments                         (56,332)                   376,737              (448,344)
                                                        -----------                -----------            ----------

     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations                      $   170,505                $   613,411            $ (211,322)
                                                        ===========                ===========            ==========

    The accompanying notes form an integral part of the financial statements.


Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------------------


                                                                     For the Years Ended December 31,
                                                            1996                     1995                    1994
Operations
Net Investment Income                                      $   226,837           $     236,674         $     237,022
Realized Gain (Loss)
     on Investments                                              8,782                    ----                  (292)
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (65,114)                376,737              (448,052)
                                                           -----------           -------------         -------------

          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                170,505                 613,411              (211,322)
                                                           -----------           -------------         -------------

Distributions to Certificateholders
     Investment Income                                         226,389                 239,103               235,273

Redemptions
     Interest                                                    5,281                    ----                  ----
     Principal                                                 352,314                    ----                  ----
                                                           -----------           -------------         -------------

         Total Distributions
             and Redemptions                                   583,984                 239,103               235,273
                                                           -----------           -------------         -------------

         Total Increase (Decrease)                            (413,479)                374,308              (446,595)

Net Assets
     Beginning of Year                                       4,141,468               3,767,160             4,213,755
                                                           -----------           -------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $56,269, $61,102
         and $63,531, Respectively)                       $  3,727,989            $  4,141,468          $  3,767,160
                                                          ============           =============         =============

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Notes to Financial Statements
-------------------------------------------------------------------------------


1.   Organization

     Insured Municipal Securities Trust, New York Navigator Insured Series 13 (the "Trust") was organized on January 21, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

     Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.   Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

     Interest Income
     Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

     Security Valuation
     Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Notes to Financial Statements
------------------------------------------------------------------------------


3.   Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.   Trust Administration

     The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

     The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

     The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

     The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended December 31, 1996, 349 units were redeemed. No units were redeemed during the years ended December 31, 1995 and 1994.

     The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.40 to $1.14 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,608 and other expenses of $1,944. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Notes to Financial Statements
-------------------------------------------------------------------------------

5.   Net Assets

     At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

           Original cost to Certificateholders               $     4,098,076
           Less Initial Gross Underwriting Commission                200,806
                                                             ---------------
                                                                   3,897,270
           Accumulated Cost of Securities Sold,
              Matured or Called                                     (380,117)
           Net Unrealized Appreciation                               146,631
           Undistributed Net Investment Income                        56,269
           Undistributed Proceeds From Investments                     7,936
                                                             ---------------

              Total                                          $     3,727,989
                                                             ===============

     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

     Undistributed net investment income includes accumulated accretion of original issue discount of $8,875.

6.   Concentration of Credit Risk

     Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New York Navigator Insured Series 13
Notes to Financial Statements

-------------------------------------------------------------------------------
7.   Financial Highlights (per unit)*

     Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

     Net Asset Value, Beginning of Year**            $     1,042.40
                                                     --------------

         Interest Income                                      62.13
         Expenses                                             (2.42)
                                                     --------------
         Net Investment Income                                59.71
                                                     --------------
         Net Gain or Loss on Investments(1)                  (12.44)
                                                     --------------

     Total from Investment Operations                         47.27
                                                     --------------

     Less Distributions
         to Certificateholders
             Income                                           59.59
         for Redemptions
             Interest                                          1.39
                                                     --------------

     Total Distributions                                      60.98
                                                     --------------

     Net Asset Value, End of Year**                  $     1,028.69
                                                     ==============


     See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


--------------------------
     * Unless otherwise stated, based upon average units outstanding during the year of 3,799 ([3,624 + 3,973]/2).

     **   Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 9

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 9 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount




                                       A-1
176205.1
of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/3965th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

          INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

          Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.


          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


                                       A-2
176205.1

          All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 89.5% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 22.1%; Financial Guaranty Insurance Company ("Financial Guaranty"), 5.1; and MBIA Corp., 62.3%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.5% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased for sale on the Evaluation Date, the Public Offering Price per Unit would have been $1,067.06 plus accrued interest of $8.39 under the monthly distribution plan, $13.21 under the semi-annual distribution plan and $13.31 under the annual distribution plan, for a total of $1,075.45, $1,080.27 and $1,080.37, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or



                                       A-3
176205.1
other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                       A-4
176205.1


                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 9

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996
Date of Deposit:  January 21, 1993                    Minimum Principal Distribution:
Principal Amount of Bonds ...    $3,935,000             $1.00 per Unit.
Number of Units .............    3,965                Weighted Average Life to Maturity:
Fractional Undivided Inter-                             22.8 Years.
  est in Trust per Unit .....    1/3965               Minimum Value of Trust:
Principal Amount of                                     Trust may be terminated if value of
  Bonds per Unit ............    $992.43                Trust is less than $1,600,000 in
Secondary Market Public                                 principal amount of Bonds.
  Offering Price**                                    Mandatory Termination Date:
  Aggregate Bid Price                                   The earlier of December 31, 2041 or
    of Bonds in Trust .......    $3,998,170+++          the disposition of the last Bond in
  Divided by 3,965 Units ....    $1,008.37              the Trust.
  Plus Sales Charge of 5.5%                           Trustee***:  The Chase Manhattan
    of Public Offering Price.    $58.69                 Bank.
  Public Offering Price                               Trustee's Annual Fee:  Monthly
    per Unit ................    $1,067.06              plan $1.12 per $1,000; semi-annual
Redemption and Sponsors'                                plan $.65 per $1,000; and annual
  Repurchase Price                                      plan is $.38 per $1,000.
  per Unit ..................    $1,008.37+           Evaluator:  Kenny S&P Evaluation
                                           +++          Services.
                                           ++++
Excess of Secondary Market                            Evaluation:  Minimum of $8 plus $.25
  Public Offering Price                                 per each issue of Bonds in excess of
  over Redemption and                                   50 issues (treating separate
  Sponsors' Repurchase                                  maturities as separate issues).
  Price per Unit ............    $58.69++++           Sponsors:  Reich & Tang Distributors
Difference between Public                               L.P. and Gruntal & Co., L.L.C.
  Offering Price per Unit                             Sponsors' Annual Fee:  Maximum of
  and Principal Amount per                              $.25 per $1,000 principal amount of
  Unit Premium/(Discount) ...    $74.63                 Bonds (see "Trust Expenses and
Evaluation Time:  4:00 p.m.                             Charges" in Part B of this
  New York Time.                                        Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                           Monthly     Semi-Annual     Annual
                                           Option        Option        Option

Gross annual interest income# .........    $59.13        $59.13       $59.13
Less estimated annual fees and
  expenses ............................      2.33          1.77          .72
Estimated net annual interest               _____         _____        _____
  income (cash)# ......................    $56.80        $57.36       $58.41
Estimated interest distribution# ......      4.73         28.68        58.41
Estimated daily interest accrual# .....     .1577         .1593        .1622
Estimated current return#++ ...........     5.32%         5.37%        5.47%
Estimated long term return++ ..........     4.67%         4.72%        4.83%
Record dates ..........................    1st of        Dec. 1 and    Dec. 1
                                           each month    June 1
Interest distribution dates ...........    15th of       Dec. 15 and   Dec. 15
                                           each month    June 15




                                      A-5
176205.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $8.39 monthly, $13.21 semi-annually and $13.31 annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                Distribu-
                                                                                tions of
                                                Distributions of Interest       Principal
                                               During the Period (per Unit)      During
                                Net Asset*                 Semi-                  the
                    Units Out-    Value        Monthly     Annual    Annual     Period
Period Ended         standing    Per Unit      Option      Option    Option    (Per Unit)
------------        ----------  ----------     -------     ------    ------    ----------
December 31, 1994     4,000     $  935.56     $57.36      $57.94     $58.23        -0-
December 31, 1995     3,985      1,040.38      59.46       60.06      60.53        -0-
December 31, 1996     3,965      1,020.62      57.40       58.05      59.09      $3.70

-----------------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

176205.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO


          The portfolio of the Trust consists of 11 issues representing obligations of 10 issuers located in the state of New Jersey and one in Puerto Rico. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 21% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 11.8% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $415,000 of the principal amount of the Bonds is a general obligation bond. All 10 of the remaining issues representing $3,520,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Correctional Facility 1, Educational Facility 2, Hospital 2, Sewer 1, Single Family Mortgage Revenue 1, Utility 2 and Water 1. For an explanation of the significance of these factors see "The Trust-- Portfolio" in Part B of this Prospectus.

          As of December 31, 1996, $615,000 (approximately 15.6% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $200,000 (approximately 5.1% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 34.5% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 49.9% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

          Portfolio No. 2 in the Trust may be subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



                                       A-7
176205.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator
Insured Series 9

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Portfolio
December 31, 1996
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                       Redemption
            Aggregate                                                                 Coupon Rate/   Feature (2)(4)
Portfolio   Principal      Name of Issuer and                               Ratings   Date(s) of    S.F.-Sinking Fund      Market
   No.       Amount          Title of Bonds                                   (1)     Maturity (2)   Ref.-Refunding        Value(3)

   1        $  400,000  N.J. Ed. Facs. Auth. Rfndg. Rev. Bonds Trenton        AAA     6.000%        7/01/13 @ 100 S.F.     $412,900
                        State Cllg. Issue Series 1992E (MBIA Corp.)                   7/01/2019     7/01/02 @ 102 Ref.

   2           465,000  N.J. Hsg. & Mtg. Finc. Agency Home Buyer Rev.         AAA     6.300         4/01/11 @ 100 S.F.      471,873
                        Bond Series 1990F-2 (AMT) (MBIA Corp.)                        4/01/2025     10/01/00 @ 102 Ref.

   3           470,000  N.J. Hlth. Care Facs. Fincg. Auth. Rev. Bonds         AAA     6.600         7/01/05 @ 100 S.F.      506,115
                        Helene Fuld Med. Cntr. Issue Series D                         7/01/2021     7/01/01 @ 102 Ref.
                        (MBIA Corp.)

   4           335,000  N.J. Hlth. Care Facs. Fincg. Auth. Rev. Bonds         AAA     6.625         7/01/04 @ 100 S.F.      361,076
                        Robert Wood Johnson Univ. Hosp. Series B                      7/01/2016     7/01/01 @ 102 Ref.
                        (MBIA Corp.)

   5           400,000  Hoboken-Union City-Weehawken N.J. Swrge. Auth.        AAA     6.200         8/01/16 @ 100 S.F.      422,732
                        Swr. Rev. Rfndg. Bonds Series 1992 (MBIA Corp.)               8/01/2019     8/01/02 @ 102 Ref.

   6           500,000  Hudson Cnty. N.J. Correc. Fac. Certs. of Part. Rev.   AAA     6.600         6/01/12 @ 100 S.F.      541,780
                        Rfndg. Bonds Series 1992 (MBIA Corp.)                         12/01/2021    6/01/02 @ 101.5 Ref.

   7           250,000  Lumberton Twnshp. N.J. Bd. of Ed. Schl. Dstrct.       AAA     6.100         4/01/07 @ 100 S.F.      260,208
                        Burlington N.J. Rev. Rfndg. Bonds Certs. of Part.             10/01/2013    4/01/03 @ 101 Ref.
                        (MBIA Corp.)

   8           500,000  No. Jersey Dstrct. Wtr. Supl. Commsn. of the State    AAA     6.000         7/01/13 @ 100 S.F.      518,165
                        of N.J. Wanaque So. Prjt. Rev. Rfndg. Bonds                   7/01/2021     7/01/03 @ 102 Ref.
                        Series 1993 (MBIA Corp.)

   9           415,000  Cmmnwlth. of P.R. Pub. Imprvmnt. Genl. Oblig.         AAA     6.000         7/01/11 @ 100 S.F.      430,708
                        Rev. Rfndg. Bonds Series 1992A (MBIA Corp.)                   7/01/2014     7/01/02 @ 101.5 Ref.

  10            90,000  Camden Cnty. N.J. Muni. Utils. Auth. Cnty.            AAA     0.000         No Sinking Fund          25,893
                        Agreement Swr. Rev. Cap. Apprec. Bonds                        9/01/2017     None
                        Series 1990 B (MBIA Corp.)

  11           110,000  West N.Y., N.J. Muni. Utils. Auth. (Hudson Cnty.      AAA     0.000         No Sinking Fund          29,638
                        N.J.) Swr. Rev. Rfndg. Cap. Apprec. Bonds                     12/15/2020    None
                        Series 1991 (MBIA Corp.)
            ----------                                                                                                   ----------
            $3,935,000  Total Investments (Cost $3,829,949)                                                              $3,981,088
            ==========                                                                                                   ==========


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

            Gross unrealized appreciation      $151,139
            Gross unrealized depreciation          --
                                               --------


            Net unrealized appreciation        $151,139
                                               ========

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Statement of Net Assets
December 31, 1996
------------------------------------------------------------------------------


Investments in Securities,
     at Market Value (Cost $3,829,949)                   $3,981,088
                                                         ----------

Other Assets
     Accrued Interest                                        90,276
                                                         ----------
         Total Other Assets                                  90,276
                                                         ----------

Liabilities
     Accrued Expenses                                         1,173
     Advance from Trustee                                    23,434
                                                         ----------
         Total Liabilities                                   24,607
                                                         ----------

Excess of Other Assets over Total Liabilities                65,669
                                                         ----------

Net Assets (3,965 Units of Fractional Undivided
     Interest Outstanding, $1,020.62 per Unit)           $4,046,757
                                                         ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Statement of Operations
-------------------------------------------------------------------------------


                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Investment Income
     Interest                                           $   240,353                $   241,309            $  241,168
                                                        -----------                -----------            ----------
Expenses
     Trustee's Fees                                           5,575                      5,138                 5,215
     Evaluator's Fees                                         2,373                      2,000                 2,204
     Sponser's Advisory Fee                                   1,000                      1,000                 1,000
                                                        -----------                -----------            ----------

         Total Expenses                                       8,948                      8,138                 8,419
                                                        -----------                -----------            ----------

     Net Investment Income                                  231,405                    233,171               232,749
                                                        -----------                -----------            ----------

Realized and Unrealized Gain (Loss)
     Realized (Loss) on
         Investments                                           (403)                      ----                  ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (64,731)                   424,271              (499,119)
                                                        -----------                -----------            ----------

     Net Gain (Loss) on Investments                         (65,134)                   424,271              (499,119)
                                                        -----------                -----------            ----------

     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations                      $   166,271                $   657,442            $ (266,370)
                                                        ===========                ===========            ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Statement of Changes in Net Assets





                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Operations
Net Investment Income                                     $    231,405            $    233,171         $     232,749
Realized (Loss)
     on Investments                                               (403)                   ----                  ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (64,731)                424,271              (499,119)
                                                           -----------             -----------          ------------

          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                166,271                 657,442              (266,370)
                                                           -----------             -----------          ------------

Distributions to Certificateholders
     Investment Income                                         230,062                 238,657               230,607
     Principal                                                  15,023                    ----                  ----

Redemptions
     Interest                                                      200                     172                  ----
     Principal                                                  20,137                  14,959                  ----
                                                           -----------             -----------          ------------

         Total Distributions
             and Redemptions                                   265,422                 253,788               230,607
                                                           -----------             -----------          ------------

         Total Increase (Decrease)                             (99,151)                403,654              (496,977)

Net Assets
     Beginning of Year                                       4,145,908               3,742,254             4,239,231
                                                           -----------             -----------          ------------

     End of Year (Including
         Undistributed Net Investment
         Income of $58,317, $57,174
         and $62,832, Respectively)                       $  4,046,757            $  4,145,908          $  3,742,254
                                                          ============            ============          ============

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Notes to Financial Statements


1.   Organization

     Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9 (the "Trust") was organized on January 21, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

     Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.   Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

     Interest Income
     Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

     Security Valuation
     Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Notes to Financial Statements


3.   Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.   Trust Administration

     The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

     The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

     The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

     The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1996 and 1995, 20 and 15 units were redeemed, respectively. No units were redeemed during the year ended December 31, 1994.

     The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.38 to $1.12 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,523 and other expenses of $2,052. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Notes to Financial Statements


5.   Net Assets

     At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

              Original cost to Certificateholders             $     4,088,142
              Less Initial Gross Underwriting Commission              200,319
                                                              ---------------
                                                                    3,887,823
              Accumulated Cost of Securities Sold,
                 Matured or Called                                    (67,605)
              Net Unrealized Appreciation                             151,139
              Undistributed Net Investment Income                      58,317
              Undistributed Proceeds From Investments                  17,083
                                                              ---------------

                 Total                                        $     4,046,757
                                                              ===============

     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

     Undistributed net investment income includes accumulated accretion of original issue discount of $9,731.

6.   Concentration of Credit Risk

     Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 9
Notes to Financial Statements


7.   Financial Highlights (per unit)*

     Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

     Net Asset Value, Beginning of Year**            $     1,040.38
                                                     --------------

         Interest Income                                      60.47
         Expenses                                             (2.25)
                                                     --------------
         Net Investment Income                                58.22
                                                     --------------
         Net Gain or Loss on Investments(1)                  (16.27)
                                                     --------------

     Total from Investment Operations                         41.95
                                                     --------------

     Less Distributions
         to Certificateholders
             Income                                           57.88
             Principal                                         3.78
         for Redemptions
             Interest                                           .05
                                                     --------------

     Total Distributions                                      61.71
                                                     --------------

     Net Asset Value, End of Year**                 $      1,020.62
                                                     ==============

     See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


----------------

     * Unless otherwise stated, based upon average units outstanding during the year of 3,975 ([3,965 + 3,985]/2).

     **   Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997


                       INSURED MUNICIPAL SECURITIES TRUST

                                    SERIES 31

-------------------------------------------------------------------------------

          The Trust is a unit investment trust designated Series 31 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.


          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------


          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio."

          Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such




176163.1

Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/3869th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

          INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 11.3%; Connie Lee Insurance Company ("Connie Lee"), 12.7%;

176163.1

Financial Guaranty Insurance Company ("Financial Guaranty"), 10.8%; Financial Security Assurance Inc. ("Financial Security"), 25.3%; and MBIA Corp., 39.9%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.2% of the Public Offering Price, or 5.539% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,047.02 plus accrued interest of $9.32 under the monthly distribution plan, $13.94 under the semi-annual distribution plan and $13.98 under the annual distribution plan, for a total of $1,056.34, $1,060.96 and $1,061.00, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering-- Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term

176163.1

Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsor upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.2% of the Public Offering Price (5.539% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

176163.1


                       INSURED MUNICIPAL SECURITIES TRUST
                                    SERIES 31


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996
Date of Deposit:  April 29, 1993                    Minimum Principal Distribution:
Principal Amount of Bonds....   $3,945,000             $1.00 per Unit.
Number of Units .............   3,869               Weighted Average Life to Maturity:
Fractional Undivided Inter-                            23.9 Years.
  est in Trust per Unit .....   1/3869              Minimum Value of Trust:
Principal Amount of                                    Trust may be terminated if value of
  Bonds per Unit ............   $1,019.64              Trust is less than $1,600,00 in
Secondary Market Public                                principal amount of Bonds.
  Offering Price**                                  Mandatory Termination Date:
  Aggregate Bid Price                                  The earlier of December 31, 2042 or
    of Bonds in Trust .......   $3,838,328++           the disposition of the last Bond in
  Divided by 3,869 Units ....   $992.07                the Trust.
  Plus Sales Charge of 5.2%                         Trustee***:  The Chase Manhattan
   of Public Offering Price.   $54.95                 Bank.
  Public Offering Price                             Trustee's Annual Fee:  Monthly
    per Unit ................   $1,047.02+             plan $1.10 per $1,000; semi-annual
Redemption and Sponsors'                               plan $.63 per $1,000; and annual plan
  Repurchase Price                                     is $.36 per $1,000.
  per Unit ..................   $992.07+            Evaluator:  Kenny S&P Evaluation
                                       +++             Services.
                                       ++++         Evaluator's Fee for Each
Excess of Secondary Market                             Evaluation:  Minimum of $8 plus $.25
  Public Offering Price                                per each issue of Bonds in excess of
  over Redemption and                                  50 issues (treating separate
  Sponsors' Repurchase                                 maturities as separate issues).
  Price per Unit ............   $54.95++++          Sponsors:  Reich & Tang
Difference between Public                              Distributors L.P. and Gruntal & Co.,
  Offering Price per Unit                              L.L.C.
  and Principal Amount per                          Sponsors' Annual Fee:  Maximum of
  Unit Premium/(Discount) ...   $27.38                 $.25 per $1,000 principal amount of
Evaluation Time:  4:00 p.m.                            Bonds (see "Trust Expenses and
  New York Time.                                       Charges" in Part B of this
                                                       Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                           Monthly      Semi-Annual   Annual
                                           Option         Option      Option


Gross annual interest income# .........    $58.35         $58.35      $58.35
Less estimated annual fees and
  expenses ............................      2.27           2.30        1.72
Estimated net annual interest               _____          _____       _____
  income (cash)# ......................    $56.08         $56.05      $56.63
Estimated interest distribution# ......      4.67          28.02       56.63
Estimated daily interest accrual# .....     .1557          .1556       .1573
Estimated current return#++ ...........     5.36%          5.35%       5.41%
Estimated long term return++ ..........     4.96%          4.96%       5.02%
Record dates ..........................    1st of        Dec. 1 and    Dec. 1
                                           each month    June 1
Interest distribution dates ...........    15th of       Dec. 15 and   Dec. 15
                                           each month    June 15

176163.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $9.32 monthly, $13.94 semi-annually and $13.98 annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:
                                                                                    Distribu-
                                                                                    tions of
                                                   Distributions of Interest        Principal
                                                  During the Period (per Unit)       During
                                   Net Asset*                  Semi-                   the
                     Units Out-      Value        Monthly      Annual     Annual     Period
Period Ended          standing      Per Unit      Option       Option     Option    (Per Unit)
------------         ----------    ----------     -------      ------     ------    ----------
December 31, 1994       4,000      $  877.66     $54.96       $55.58      $55.86        -0-
December 31, 1995       3,988       1,011.16      55.04        55.54       55.88        -0-
December 31, 1996       3,869       1,004.77      55.20        55.27       55.78        -0-


---------------


* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

176163.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996


DESCRIPTION OF PORTFOLIO*

          The portfolio of the Trust consists of 10 issues representing obligations of issuers located in 10 states. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 38% are hospital revenue bonds+; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Ten issues representing $3,945,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Civic Center 1, Convention Center 1, Hospital 3, Power 2, Sewer 2 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1996, $1,500,000 (approximately 38% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $200,000 (approximately 5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 62% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

-----------------

* Changes in the Trust Portfolio: From January 1, 1997 to March 21, 1997, $70,000 of the principal amount of the Bond in portfolio no. 2 was sold and is no longer contained in the Trust.

+ A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

176163.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, Series 31

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 31 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Insured Municipal Securities Trust, Series 31
Portfolio
December 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Redemption
                 Aggregate                                                             Coupon Rate/     Feature(2)(4)
  Portfolio      Principal          Name of Issuer and                       Ratings    Date(s) of     S.F.-Sinking Fund    Market
     No.          Amount              Title of Bonds                           (1)      Maturity (2)    Ref.-Refunding      Value(3)

 1       $      500,000   West Jefferson Ala. Dev. Bd. of the Town of        AAA     6.050%      No Sinking Fund        $508,685
                          West Jefferson Poll. Cntrl. Rev. Rfndg. Bonds              5/01/2023   5/01/98 @ 102 Ref.
                          (Ala. Pwr. Co. Miller Plant Prjt.) Series C
                          (MBIA Corp.)

 2              445,000   Metro. Pier & Expo. Auth. Ill. McCormick Place     AAA     6.500       6/15/23 @ 100 S.F.      499,744
                          Expansion Prjt. Bonds Series 1992A (AMBAC)                 6/15/2027   6/15/03 @ 102 Ref.

 3              500,000   St. Joseph Cnty. Ind. Hosp. Auth. Hosp. Rev.       AAA     6.250       8/15/13 @ 100 S.F.      520,940
                          Bonds (Mem. Hosp. of So. Bend Prjt.) Series 1992           8/15/2022   2/15/03 @ 102 Ref.
                          (MBIA Corp.)

 4              500,000   Mass St. Hlth. & Ed. Facs. Auth. Rev. Bonds (Mass  AAA     6.000       7/01/13 @ 100 S.F.      504,200
                          Med. Schl. Rsrch. Prjt.) Series A (Connie Lee)             7/01/2023   7/01/02 @ 102 Ref.

 5              500,000   Coastal Bend Tx. Hlth. Facs. Dev. Corp. Incarnate  AAA     6.000       11/15/14 @ 100 S.F.     514,155
                          Word Hlth. Servs. Rev. Bonds Series A                      11/15/2022  11/15/02 @ 102 Ref.
                          (Financial Security)

 6              300,000   Seattle Wa. Muniplty. of Metro. Seattle Swr. Rfndg.AAA     5.700       No Sinking Fund         298,332
                          Rev. Bonds Series Y (Financial Guaranty)                   1/01/2015   1/01/03 @ 102 Ref.

 7              500,000   W.V. Wtr. Dev. Auth. Wtr. Dev. Rev. Rfndg. Bonds   AAA     5.750       11/01/24 @ 100 S.F.     500,985
                          (Loan Prgm. II) 1993 Series A-II (Financial                11/01/2029  11/01/03 @ 102 Ref.
                           Security)

 8              500,000   Marshall Cnty. W.V. Poll. Cntrl. Rev. Bonds (Ohio  AAA     5.900       No Sinking Fund         510,085
                          Pwr. Co. Prjt.) Series D (MBIA Corp.)                      4/01/2022   4/01/03 @ 102 Ref.

 9               75,000   Birmingham - Jefferson Ala. Civic Cntr. Auth.      AAA     0.000       No Sinking Fund          17,439
                          (Jefferson Cnty. Ala.) Rev. Rfndg. Bonds                   9/01/2022   None
                          (MBIA Corp.)

10              125,000   Pottstown Borough Auth. Montgomery Cnty. Penn.     AAA     0.000       No Sinking Fund          32,280
                          Gtd. Swr. Rev. Bonds Series 1991 (Financial                11/01/2020  None
                          Guaranty)
         --------------
                                                                                                                      ----------
         $    3,945,000   Total Investments (Cost $3,821,277)                                                         $3,906,845
         ==============                                                                                               ==========






   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust, Series 31
Footnotes to Portfolio
--------------------------------------------------------------------------------


1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

               Gross unrealized appreciation                     $  85,568
               Gross unrealized depreciation                         -
                                                                 ---------


               Net unrealized appreciation                       $  85,568
                                                                 =========


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).





   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 31


Statement of Net Assets
December 31, 1996
--------------------------------------------------------------------------------

Investments in Securities,
     at Market Value (Cost $3,821,277)                            $    3,906,845
                                                                  --------------
Other Assets
     Accrued Interest                                                     57,683
                                                                  --------------
         Total Other Assets                                               57,683
                                                                  --------------

Liabilities
     Accrued Expenses                                                      1,174
     Advance from Trustee                                                 75,883
                                                                  --------------
         Total Liabilities                                                77,057
                                                                  --------------

Excess of Other Assets over Total Liabilities                           (19,374)
                                                                  --------------

Net Assets (3,869 Units of Fractional Undivided
     Interest Outstanding, $1,004.77 per Unit)                    $    3,887,471
                                                                  ==============




   The accompanying notes form an integral part of the financial statements.


Insured Municipal Securities Trust, Series 31

Statement of Operations
--------------------------------------------------------------------------------------------------------------------

                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Investment Income
     Interest                                           $   231,879                $   231,905            $  231,760
                                                        -----------                -----------            ----------

Expenses
     Trustee's Fees                                           6,972                      6,651                 7,060
     Evaluator's Fees                                         2,373                      2,000                 1,918
     Sponser's Advisory Fee                                   1,000                      1,000                 1,000
                                                        -----------                -----------            ----------


         Total Expenses                                      10,345                      9,651                 9,978
                                                        -----------                -----------            ----------

     Net Investment Income                                  221,534                    222,254               221,782
                                                        -----------                -----------            ----------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                          2,524                       ----                  ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (29,641)                   531,637              (583,057)
                                                        -----------                -----------            ----------

     Net Gain (Loss) on Investments                         (27,117)                   531,637              (583,057)
                                                        -----------                -----------            ----------

     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations                      $   194,417                $   753,891            $ (361,275)
                                                        ===========                ===========            ==========





    The accompanying notes form an integral part of the financial statements.


Insured Municipal Securities Trust, Series 31

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------


                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Operations
Net Investment Income                                     $    221,534           $     222,254         $     221,782
Realized Gain
     on Investments                                              2,524                    ----                 -----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (29,641)                531,637              (583,057)
                                                          ------------           -------------         --------------

          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                194,417                 753,891              (361,275)
                                                          ------------           -------------         --------------


Distributions to Certificateholders
     Investment Income                                         220,259                 220,482               220,694

Redemptions
     Interest                                                    1,478                     146                  ----
     Principal                                                 117,708                  11,403                  ----
                                                          ------------           -------------         --------------


         Total Distributions
             and Redemptions                                   339,445                 232,031               220,694
                                                          ------------           -------------         --------------

         Total Increase (Decrease)                            (145,028)                521,860              (581,969)

Net Assets
     Beginning of Year                                       4,032,499               3,510,639             4,092,608
                                                          ------------           -------------         --------------

     End of Year (Including
         Undistributed Net Investment
         Income of $58,273, $58,476
         and $56,850, Respectively)                       $  3,887,471            $  4,032,499          $  3,510,639
                                                          ============            ============          ============





   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 31

Notes to Financial Statements
--------------------------------------------------------------------------------

1.       Organization

         Insured Municipal Securities Trust, Series 31 (the "Trust") was organized on April 29, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust, Series 31

Notes to Financial Statements
--------------------------------------------------------------------------------

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1996 and 1995, 119 and 12 units were redeemed, respectively. No units were redeemed during the year ended December 31,1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,794 and other expenses of $3,178. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust, Series 31

Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

                         Original cost to Certificateholders        $ 4,069,629
                         Less Initial Gross Underwriting Commission     199,412
                                                                    -----------
                                                                      3,870,217
                         Accumulated Cost of Securities Sold,
                           Matured or Called                            (58,070)
                         Net Unrealized Appreciation                     85,568
                         Undistributed Net Investment Income             58,273
                         Undistributed Proceeds From Investments        (68,517)
                                                                    -----------

                            Total                                   $ 3,887,471
                                                                    ===========

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 4,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $9,130.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust, Series 31

Notes to Financial Statements
--------------------------------------------------------------------------------

7.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**                 $     1,011.16
                                                              --------------

             Interest Income                                           59.02
             Expenses                                                  (2.63)
                                                              --------------

             Net Investment Income                                     56.39
                                                              --------------
             Net Gain or Loss on Investments(1)                        (6.34)
                                                              --------------

         Total from Investment Operations                              50.05
                                                              --------------

         Less Distributions
             to Certificateholders
                 Income                                                56.06
             for Redemptions
                 Interest                                                .38
                                                              --------------

         Total Distributions                                           56.44
                                                              --------------

         Net Asset Value, End of Year**                      $      1,004.77
                                                             ===============

         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.






---------------------

     * Unless otherwise stated, based upon average units outstanding during the year of 3,929 ([3,869 + 3,988]/2).

     **  Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997



                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 14

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 14 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units.




176206.1

For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

          Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/6811th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

          INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

          Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

176206.1

          All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 15.1% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Guaranty Insurance Company ("Financial Guaranty"), 15.1%.


          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.5% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,032.58 plus accrued interest of $7.89 under the monthly distribution plan, $12.52 under the semi-annual distribution plan and $12.65 under the annual distribution plan, for a total of $1,040.47, $1,045.10 and $1,045.23, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or

176206.1
other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

176206.1


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 14

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996

Date of Deposit:  April 29, 1993                      Weighted Average Life to
Principal Amount of Bonds ...    $6,890,000             Maturity:  24.1 Years.
Number of Units .............    6,811                Minimum Value of Trust:
Fractional Undivided Inter-                             Trust may be terminated if
  est in Trust per Unit .....    1/6811                 value of Trust is less than
Principal Amount of                                     $2,800,000 in principal amount
  Bonds per Unit ............    $1,011.60              of Bonds.
Secondary Market Public                               Mandatory Termination Date:
  Offering Price**                                      The earlier of December 31,
  Aggregate Bid Price                                   2042 or the disposition of the
    of Bonds in Trust .....      $6,646,107+++          last Bond in the Trust.
  Divided by 6,811 Units ....    $975.79              Trustee***:  The Chase Manhattan
  Plus Sales Charge of 5.5%                             Bank.
    of Public Offering Price     $56.79               Trustee's Annual Fee:  Monthly
  Public Offering Price                                 plan $1.04 per $1,000; semi-
    per Unit ................    $1,032.58+             annual plan $.56 per $1,000;
Redemption and Sponsors'                                and annual plan is $.37 per
  Repurchase Price                                      $1,000.
  per Unit ..................    $975.79+             Evaluator:  Kenny S&P Evaluation
                                        +++             Services.
                                        ++++            Evaluator's Fee for Each
Excess of Secondary Market                            Evaluation:  Minimum of $8 plus
  Public Offering Price                                 $.25 per each issue of Bonds in
  over Redemption and                                   excess of 50 issues (treating
  Sponsors' Repurchase                                  separate maturities as separate
  Price per Unit ............    $56.79++++             issues).
Difference between Public                             Sponsors:  Reich & Tang
  Offering Price per Unit                               Distributors L.P. and Gruntal &
  and Principal Amount per                              Co., L.L.C.
  Unit Premium/(Discount) ...    $20.98               Sponsors' Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                             of $.25 per $1,000 principal
  New York Time.                                        amount of Bonds (see "Trust
Minimum Principal Distribution:                         Expenses and Charges" in Part B
  $1.00 per Unit.                                       of this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                          Monthly       Semi-Annual    Annual
                                          Option          Option       Option


Gross annual interest income# .........   $57.13            $57.13     $57.13
Less estimated annual fees and
  expenses ............................     1.87              1.36       1.57
Estimated net annual interest             ______            ______     ______
  income (cash)# ......................   $55.26            $55.77     $55.56
Estimated interest distribution# ......     4.60             27.88      55.56
Estimated daily interest accrual# .....    .1535             .1549      .1543
Estimated current return#++ ...........    5.35%             5.40%      5.53%
Estimated long term return++ ..........    4.94%             4.99%      4.97%
Record dates ..........................   1st of        Dec. 1 and      Dec. 1
                                          each month    June 1
Interest distribution dates ...........   15th of       Dec. 15 and     Dec. 15
                                          each month    June 15

176206.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $7.89 monthly, $12.52 semi-annually and $12.65 annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                Distribu-
                                                                                tions of
                                                  Distributions of Interest     Principal
                                                 During the Period (per Unit)    During
                                  Net Asset*                 Semi-                 the
                    Units Out-     Value        Monthly     Annual     Annual    Period
Period Ended         standing     Per Unit      Option      Option     Option   (Per Unit)
------------        ----------   ----------     -------     ------     ------   ----------
December 31, 1994     7,000      $  885.06     $54.72      $55.30         -         -0-
December 31, 1995     7,000       1,003.02      56.43       57.00         -         -0-
December 31, 1996     6,811         987.54      54.72       55.26         -         -0-

---------------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

176206.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996


DESCRIPTION OF PORTFOLIO*

          The portfolio of the Trust consists of 9 issues representing obligations of 8 issuers located in the state of New York and one in Puerto Rico. The Sponsors have participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 33.7% are hospital revenue bonds+; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two of the issues representing $1,000,000 of the principal amount of the Bonds are general obligation bonds. All 7 of the remaining issues representing $5,890,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Civic Facility 1, Commuter Facility 1, Hospital 3, Local Government Assistance 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1996, $2,520,000 (approximately 36.6% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $470,000 (approximately 6.8% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 63.4% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

-------------


* Changes in the Trust Portfolio: From January 1, 1997 to March 21, 1997, $75,000 of the principal amount of the Bond in portfolio no. 6 was sold and is no longer contained in the Trust.

+ A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

176206.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 14

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 14 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997


Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Portfolio
December 31, 1996
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                   Redemption
            Aggregate                                                           Coupon Rate/     Feature (2)(4)
Portfolio   Principal       Name of Issuer and                         Ratings   Date(s) of     S.F.-Sinking Fund     Market
   No.       Amount           Title of Bonds                             (1)    Maturity (2)     Ref.-Refunding      Value (3)

 1       $ 1,050,000   N.Y. Local Gov. Asstnce Corp. (A Pub. Benefit      AAA   5.500%        4/01/17 @ 100 S.F.     $  1,013,135
                       Corp. of the State of N.Y.) Rev. Rfndg. Bonds            4/01/2021     4/01/03 @ 102 Ref.
                       Series 1993B (MBIA Corp.)

 2         1,040,000   N.Y. State Med. Care Facs. Finc. Agncy. Rev.       AAA   6.375         2/15/11 @ 100 S.F.        1,103,627
                       Bonds Mental Hlth. Servs. Facs. Series A                 8/15/2017     2/15/02 @ 102 Ref.
                       (MBIA Corp.)

 3           225,000   N.Y. State Med. Care Facs. Finc. Agncy. Hosp.      AAA   6.375         No Sinking Fund             239,699
                       & Nrsg. Home FHA-Insrd. Mtg. Rev. Bonds                  8/15/2029     8/15/02 @ 102 Ref.
                       Series 1992C (MBIA Corp.)

 4         1,055,000   N.Y. State Med. Care Facs. Finc. Agncy. Rev.       AAA   6.450         8/15/98 @ 100 S.F.        1,125,548
                       Bonds Hosp. & Nrsg. Home FHA-Insrd. Mtg.                 2/15/2032     2/15/03 @ 102 Ref.
                       Loan Series D (MBIA Corp.)

 5         1,050,000   Metro. Trans. Auth. Commtr. Facs. 1987 Serv.       AAA   6.000         7/01/17 @ 100 S.F.        1,065,509
                       Cntrct. Rev. Bonds Series 3 (MBIA Corp.)                 7/01/2019     7/01/00 @ 100 Ref.

 6           940,000   N.Y. City Genl. Oblig. Rev. Bonds Series A         AAA   6.500         No Sinking Fund           1,012,408
                       1993 (MBIA Corp.)                                        8/01/2014     8/01/02 @ 101.5 Ref.

 7         1,000,000   N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr. Sys.  AAA   5.500         6/15/18 @ 100 S.F.          965,500
                       Rev. Bonds Fiscal 1993 Series A (MBIA Corp.)             6/15/2020     6/15/02 @ 100 Ref.

 8            60,000   Cmmnwlth. of P.R. Pub. Imprvmnt. Rfndg. Rev.       AAA   6.000         7/01/11 @ 100 S.F.           62,271
                       Genl. Oblig. Rev. Bonds Series 1992A                     7/01/2014     7/01/02 @ 101.5 Ref.
                       (MBIA Corp.)

 9           470,000   Glencove N.Y. Ind. Dev. Agncy. Civic Fac. Rev.     AAA   0.000         No Sinking Fund             126,025
                       Bonds (Regency at Glencove) Series B                     10/15/2019    None
                       (MBIA Corp.)
         -----------                                                                                                 ------------

         $ 6,890,000   Total Investments (Cost $6,695,053)                                                           $  6,713,722
         ===========                                                                                                 ============


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

         Gross unrealized appreciation                   $          36,003
         Gross unrealized depreciation                             (17,334)
                                                         -----------------


         Net unrealized appreciation                     $          18,669
                                                         =================


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Statement of Net Assets
December 31, 1996



Investments in Securities,
     at Market Value (Cost $6,695,053)               $    6,713,722
                                                     --------------

Other Assets
     Accrued Interest                                       131,813
                                                     --------------
         Total Other Assets                                 131,813
                                                     --------------

Liabilities
     Accrued Expenses                                         1,923
     Advance from Trustee                                   117,474
                                                     --------------
         Total Liabilities                                  119,397
                                                     --------------

Excess of Other Assets over Total Liabilities                12,416
                                                     --------------

Net Assets (6,811 Units of Fractional Undivided
     Interest Outstanding, $987.54 per Unit)         $    6,726,138
                                                     ==============

    The accompanying notes form an integral part of the financial statements.


Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Statement of Operations





                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Investment Income
     Interest                                           $   400,381                $   400,113            $  399,730
                                                        -----------                -----------            ----------

Expenses
     Trustee's Fees                                           7,930                      7,369                 7,804
     Evaluator's Fees                                         2,373                      1,959                 2,036
     Sponser's Advisory Fee                                   1,750                      1,750                 1,750
                                                        -----------                -----------            ----------

         Total Expenses                                      12,053                     11,078                11,590
                                                        -----------                -----------            ----------

     Net Investment Income                                  388,328                    389,035               388,140
                                                        -----------                -----------            ----------

Realized and Unrealized Gain (Loss)
     Realized (Loss) on
         Investments                                         (1,075)                      ----                  ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                     (111,574)                   833,685              (895,787)
                                                        -----------                -----------            ----------

     Net Gain (Loss) on Investments                        (112,649)                   833,685              (895,787)
                                                        -----------                -----------            ----------

     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations                      $   275,679                $ 1,222,720            $ (507,647)
                                                        ===========                ===========            ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Statement of Changes in Net Assets





                                                                       For the Years Ended December 31,
                                                               1996                       1995                  1994

Operations
Net Investment Income                                      $   388,328           $     389,035         $     388,140
Realized (Loss)
     on Investments                                             (1,075)                   ----                  ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                            (111,574)                833,685              (895,787)
                                                           -----------           -------------         -------------

          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                275,679               1,222,720              (507,647)
                                                           -----------           -------------         -------------

Distributions to Certificateholders
     Investment Income                                         384,956                 397,008               384,871

Redemptions
     Interest                                                    1,962                    ----                  ----
     Principal                                                 183,767                    ----                  ----
                                                           -----------           -------------         -------------

         Total Distributions
             and Redemptions                                   570,685                 397,008               384,871
                                                           -----------           -------------         -------------

         Total Increase (Decrease)                            (295,006)                825,712              (892,518)

Net Assets
     Beginning of Year                                       7,021,144               6,195,432             7,087,950
                                                           -----------           -------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $93,692, $92,282
         and $100,255, Respectively)                      $  6,726,138            $  7,021,144          $  6,195,432
                                                          ============           =============         =============

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Notes to Financial Statements



1.   Organization

     Insured Municipal Securities Trust, New York Navigator Insured Series 14 (the "Trust") was organized on April 29, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

     Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.   Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

     Interest Income
     Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

     Security Valuation
     Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Notes to Financial Statements


3.   Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.   Trust Administration

     The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

     The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

     The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

     The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended December 31, 1996, 189 units were redeemed. No units were redeemed during the years ended December 31, 1995 and 1994.

     The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.37 to $1.04 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $5,536 and other expenses of $2,394. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Notes to Financial Statements


5.   Net Assets

     At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

             Original cost to Certificateholders             $     7,148,916
             Less Initial Gross Underwriting Commission              350,297
                                                             ---------------
                                                                   6,798,619
             Accumulated Cost of Securities Sold,
                Matured or Called                                   (117,226)
             Net Unrealized Appreciation                              18,669
             Undistributed Net Investment Income                      93,692
             Undistributed Proceeds From Investments                 (67,616)
                                                             ---------------

                Total                                        $     6,726,138
                                                             ===============

     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 7,000 units of fractional undivided interest of the Trust as of the date of deposit.

     Undistributed net investment income includes accumulated accretion of original issue discount of $13,660.

6.   Concentration of Credit Risk

     Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New York Navigator Insured Series 14
Notes to Financial Statements


7.   Financial Highlights (per unit)*

     Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

     Net Asset Value, Beginning of Year**              $   1,003.02
                                                       ------------

         Interest Income                                      57.98
         Expenses                                             (1.75)
                                                       ------------
         Net Investment Income                                56.23
                                                       ------------
         Net Gain or Loss on Investments(1)                  (15.69)
                                                       ------------

     Total from Investment Operations                         40.54
                                                       ------------

     Less Distributions
         to Certificateholders
             Income                                           55.74
         for Redemptions
             Interest                                           .28
                                                       ------------

     Total Distributions                                      56.02
                                                       ------------

     Net Asset Value, End of Year**                    $     987.54
                                                       ============

     See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


---------------

     * Unless otherwise stated, based upon average units outstanding during the year of 6,906 ([6,811 + 7,000]/2).

     **   Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 10

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 10 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B . Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------


          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount




177333.1
of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/5944th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

          INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

          Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.


          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


                                       A-2
177333.1

          All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 97.3% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Guaranty Insurance Company ("Financial Guaranty"), 18.4%; Financial Security Assurance Inc. ("Financial Security"), 21%; and MBIA Corp., 57.9%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.5% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,039.04 plus accrued interest of $6.77 under the monthly distribution plan, $11.28 under the semi-annual distribution plan and $11.30 under the annual distribution plan, for a total of $1,045.81, $1,050.32 and $1,050.34, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or



                                      A-3
177333.1
other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                       A-4
177333.1


                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 10

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996

Date of Deposit:  April 29, 1993                        Minimum Principal Distribution:
Principal Amount of Bonds ...      $5,935,000             $1.00 per Unit.
Number of Units .............      5,944                Weighted Average Life to Maturity:
Fractional Undivided Inter-                               21.0 Years.
  est in Trust per Unit .....      1/5944               Minimum Value of Trust:
Principal Amount of                                       Trust may be terminated if value of
  Bonds per Unit ............      $998.49                Trust is less than $2,400,000 in
Secondary Market Public                                   principal amount of Bonds.
  Offering Price**                                      Mandatory Termination Date:
  Aggregate Bid Price                                     The earlier of December 31, 2042 or
    of Bonds in Trust .......      $5,836,354+++          the disposition of the last Bond in
  Divided by 5,944 Units ....      $981.89                the Trust.
  Plus Sales Charge of 5.5%                             Trustee***:  The Chase Manhattan
    of Public Offering Price       $57.15                 Bank.
  Public Offering Price                                 Trustee's Annual Fee:  Monthly
    per Unit ................      $1,039.04+             plan $1.02 per $1,000; semi-annual
Redemption and Sponsors'                                  plan $.54 per $1,000; and annual
  Repurchase Price                                        plan is $.35 per $1,000.
  per Unit ..................      $981.89+             Evaluator:  Kenny S&P Evaluation
                                          +++             Services.
                                          ++++            Evaluator's Fee for Each
Excess of Secondary Market                              Evaluation:  Minimum of $8 plus $.25
  Public Offering Price                                    per each issue of Bonds in excess of
  over Redemption and                                      50 issues (treating separate
  Sponsors' Repurchase                                     maturities as separate issues).
  Price per Unit ............      $57.15++++           Sponsors:  Reich & Tang Distributors
Difference between Public                                  L.P. and Gruntal & Co., L.L.C.
  Offering Price per Unit                               Sponsors' Annual Fee:  Maximum of
  and Principal Amount per                                 $.25 per $1,000 principal amount of
  Unit Premium/(Discount) ...      $40.55                  Bonds (see "Trust Expenses and
Evaluation Time:  4:00 p.m.                                Charges" in Part B of this
  New York Time.                                           Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                         Monthly     Semi-Annual     Annual
                                         Option        Option        Option


Gross annual interest income# .........  $55.15        $55.15        $55.15
Less estimated annual fees and
  expenses ............................    1.93          1.36          1.30
Estimated net annual interest            ______        ______        ______
  income (cash)# ......................  $53.22        $53.79        $53.85
Estimated interest distribution# ......    4.43         26.89         53.85
Estimated daily interest accrual# .....   .1478         .1494         .1495
Estimated current return#++ ...........   5.12%         5.18%         5.18%
Estimated long term return++ ..........   4.91%         4.96%         4.97%
Record dates ..........................  1st of       Dec. 1 and      Dec. 1
                                         each month   June 1
Interest distribution dates ...........  15th of      Dec. 15 and     Dec. 15
                                         each month   June 15




                                       A-5


177333.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $6.77 monthly, $11.28 semi-annually and $11.30 annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:


                                                                                 Distribu-
                                                                                 tions of
                                                 Distributions of Interest       Principal
                                                 During the Period (per Unit)      During
                                   Net Asset*               Semi-                  the
                     Units Out-      Value       Monthly    Annual     Annual     Period
Period Ended          standing      Per Unit     Option     Option     Option    (Per Unit)
------------         ----------    ----------    -------    ------     ------    ----------
December 31, 1994       6,000      $  892.64     $53.28     $53.90      $54.11       -0-
December 31, 1995       6,000       1,009.22      56.06      56.67       56.90       -0-
December 31, 1996       5,944         992.42      53.34      53.98       54.18       -0-


--------------


* Net Asset V per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.




                                       A-6


177333.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO


          The portfolio of the Trust consists of 10 issues representing obligations of 9 issuers located in the state of New Jersey. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage revenue" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $165,000 of the principal amount of the Bonds is a general obligation bond. All 9 of the remaining issues representing $5,770,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Capital Improvement 1, Public Facility 1, School 1, Sewer 3, Utility 1 and Water 2. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1996, $1,835,000 (approximately 30.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $340,000 (approximately 5.7% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 60.7% were purchased at a premium and approximately 8.4% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.



                                       A-7


177333.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator
Insured Series 10

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Portfolio
December 31, 1996
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Redemption
            Aggregate                                                               Coupon Rate/    Feature (2)(4)
Portfolio   Principal         Name of Issuer and                          Ratings   Date(s) of     S.F.-Sinking Fund      Market
   No.       Amount             Title of Bonds                              (1)     Maturity (2)   Ref.-Refunding         Value(3)

   1       $  750,000   Burlington Cnty. N.J. Evesham Muni. Utils.          AAA     5.550%        7/01/17 @ 100 S.F.    $ 737,985
                        Auth. Rev. Bonds Series 1993B (MBIA Corp.)                  7/01/2018     7/01/03 @ 102 Ref.

   2          685,000   Hoboken-Union City-Weehawken N.J. Swrge.            AAA     6.000         No Sinking Fund         714,154
                        Auth. Swr. Rev. Rfndg. Bonds Series 1992                    8/01/2012     8/01/02 @ 102 Ref.
                        (MBIA Corp.)

   3          750,000   Hudson Cnty. N.J. Imprvmnt. Auth. Fac. Lease        AAA     6.000         12/01/13 @ 100 S.F.     775,223
                        Rev. Bonds (Hudson Cnty. Lease Prjt.) Series 1992           12/01/2025    12/01/02 @ 102 Ref.
                        (MBIA Corp.)

   4          750,000   Lacey Muni. Utils. Auth. (Ocean Cnty. N.J.) Wtr.    AAA     6.100         12/01/13 @ 100 S.F.     782,948
                        Rev. Bonds Series 1993 (MBIA Corp.)                         12/01/2023    12/01/03 @ 102 Ref.

   5          500,000   Monmouth Cnty. N.J. Imprvmnt. Auth. Gvrnmntl.       AAA     5.700         7/01/09 @ 100 S.F.      508,535
                        Loan Rev. Bonds Series 1993 (MBIA Corp.)                    4/15/2013     4/15/03 @ 102 Ref.

   6          500,000   No. Jersey Dstrct. Wtr. Supl. Commsn. of the        AAA     6.000         7/01/13 @ 100 S.F.      518,165
                        State of N.J. Wanaque So. Prjt. Rev. Rfndg. Bonds           7/01/2021     7/01/03 @ 102 Ref.
                        Series 1993 (MBIA Corp.)

   7          750,000   N.W. Bergen Cnty. N.J. Utils. Auth. Util. Sys. Rev  AAA     6.000         7/15/10 @ 100 S.F.      782,528
                        Bonds (MBIA Corp.)                                          7/15/2013     7/15/03 @ 102 Ref.

   8          745,000   Bd. of Ed. Twnshp. of Plumsted Schl. Dstrct. Ocean  AAA     5.500         No Sinking Fund         748,487
                        Cnty. N.J. Schl. Dstrct. Rev. Bonds Series 1993             4/15/2013     4/15/04 @ 100 Ref.
                        (MBIA Corp.)

   9          165,000   Cmmnwlth. of P.R. Pub. Imprvmnt. Rfndg. Rev.        AAA     6.000         7/01/11 @ 100 S.F.      171,245
                        Genl. Oblig. Rev. Bonds Series 1992A                        7/01/2014     7/01/02 @ 101.5 Ref.
                        (MBIA Corp.)

  10          140,000   West N.Y., N.J. Muni. Utils. Auth. (Hudson Cnty.    AAA     0.000         No Sinking Fund          37,722
                        N.J.) Swr. Rev. Rfndg. Cap. Apprec. Bonds                   12/15/2020    None
                        Series 1991 (MBIA Corp.)

  11          200,000   West N.Y., N.J. Muni. Utils. Auth. (Hudson Cnty.    AAA     0.000         No Sinking Fund          47,450
                        N.J.) Swr. Rev. Rfndg. Cap. Apprec. Bonds                   12/15/2022    None
                        Series 1991 (MBIA Corp.)
           ----------                                                                                                  ----------
           $5,935,000      Total Investments (Cost $5,776,163)                                                         $5,824,442
           ==========                                                                                                  ==========


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Footnotes to Portfolio
-------------------------------------------------------------------------------
1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

               Gross unrealized appreciation              $50,215
               Gross unrealized depreciation               (1,936)
                                                          -------

               Net unrealized appreciation                $48,279
                                                          =======

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Statement of Net Assets
December 31, 1996
-------------------------------------------------------------------------------

Investments in Securities,
     at Market Value (Cost $5,776,163)                        $5,824,442
                                                              ----------

Other Assets
     Accrued Interest                                            100,867
                                                              ----------
         Total Other Assets                                      100,867
                                                              ----------

Liabilities
     Accrued Expenses                                              1,673
     Advance from Trustee                                         24,692
                                                              ----------
         Total Liabilities                                        26,365
                                                              ----------

Excess of Other Assets over Total Liabilities                     74,502
                                                              ----------

Net Assets (5,944 Units of Fractional Undivided
     Interest Outstanding, $992.42 per Unit)                  $5,898,944
                                                              ==========



    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Statement of Operations
------------------------------------------------------------------------------


                                                               For the Years Ended December 31,
                                                       1996                1995             1994
Investment Income
     Interest                                   $   335,857         $   336,052       $  335,818
                                                 ----------          ----------        ----------
Expenses
     Trustee's Fees                                   6,569               6,024            5,991
     Evaluator's Fees                                 2,373               2,000            2,265
     Sponser's Advisory Fee                           1,500               1,500            1,500
                                                 ----------           ---------        ----------

         Total Expenses                              10,442               9,524            9,756
                                                 ----------           ---------        ----------



     Net Investment Income                          325,415             326,528          326,062
                                                  ---------           ---------        ---------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                    166                ----             ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments             (103,904)            711,514         (793,630)
                                                 ----------          ----------       ----------

     Net Gain (Loss) on Investments                (103,738)            711,514         (793,630)
                                                 ----------          ----------       -----------

     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations               $  221,677         $ 1,038,042       $ (467,568)
                                                 ==========         ===========       ==========



    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Statement of Changes in Net Assets
------------------------------------------------------------------------------


                                                              For the Years Ended December 31,
                                                      1996                 1995            1994

Operations
Net Investment Income                             $   325,415      $     326,528    $     326,062
Realized Gain
     on Investments                                       166               ----             ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                   (103,904)           711,514         (793,630)
                                                  -----------       ------------     ------------
          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                       221,677          1,038,042         (467,568)
                                                  -----------       ------------     ------------
Distributions to Certificateholders
     Investment Income                                322,258            338,584          321,961

Redemptions
     Interest                                             380               ----             ----
     Principal                                         55,395               ----             ----
                                                  -----------       ------------      -----------

         Total Distributions
             and Redemptions                          378,033            338,584          321,961
                                                  -----------       ------------      -----------

         Total Increase (Decrease)                   (156,356)           699,458         (789,529)

Net Assets
     Beginning of Year                              6,055,300          5,355,842        6,145,371
                                                  -----------       ------------      -----------

     End of Year (Including
         Undistributed Net Investment
         Income of $77,894, $75,117
         and $87,173, Respectively)              $  5,898,944       $  6,055,300     $  5,355,842
                                                 ============       ============     ============


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Notes to Financial Statements
------------------------------------------------------------------------------

1.   Organization

     Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10 (the "Trust") was organized on April 29, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

     Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.   Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

     Interest Income
     Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

     Security Valuation
     Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Notes to Financial Statements
------------------------------------------------------------------------------

3.   Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.   Trust Administration

     The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

     The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

     The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

     The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended December 31, 1996, 56 units were redeemed. No units were redeemed during the years ended December 31, 1995 and 1994.

     The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.35 to $1.02 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $4,449 and other expenses of $2,120. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Notes to Financial Statements
------------------------------------------------------------------------------


5.   Net Assets

     At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

                Original cost to Certificateholders           $6,128,286
                Less Initial Gross Underwriting Commission       300,286
                                                              ----------
                                                               5,828,000
                Accumulated Cost of Securities Sold,
                  Matured or Called                             (67,142)
                Net Unrealized Appreciation                       48,279
                Undistributed Net Investment Income               77,894
                Undistributed Proceeds From Investments           11,913
                                                              ----------

                    Total                                     $5,898,944
                                                              ==========

     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,000 units of fractional undivided interest of the Trust as of the date of deposit.

     Undistributed net investment income includes accumulated accretion of original issue discount of $15,305.

6.   Concentration of Credit Risk

     Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 10
Notes to Financial Statements
------------------------------------------------------------------------------

7.   Financial Highlights (per unit)*

     Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**             $1,009.22
                                                          ---------

             Interest Income                                  56.24
             Expenses                                         (1.75)
                                                          ---------
             Net Investment Income                            54.49
                                                          ---------
             Net Gain or Loss on Investments(1)              (17.27)
                                                          ---------

         Total from Investment Operations                     37.22
                                                          ---------

         Less Distributions
             to Certificateholders
                 Income                                       53.96
             for Redemptions
                 Interest                                       .06
                                                          ---------

         Total Distributions                                  54.02
                                                          ---------

         Net Asset Value, End of Year**                   $  992.42
                                                          =========

     See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


------------------

* Unless otherwise stated, based upon average units outstanding during the year of 5,972 ([5,944 + 6,000]/2).

**   Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997


                       INSURED MUNICIPAL SECURITIES TRUST

                                    SERIES 32

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 32 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is Reich & Tang Distributors L.P. The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------


          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio."

          Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking


260501.1
fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/2917th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

          INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 20.6%; Financial Guaranty Insurance Company ("Financial Guaranty"), 24.5%; and MBIA Corp., 54.9%.

260501.1

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.2% of the Public Offering Price, or 5.449% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,098.29 plus accrued interest of $1.10 under the monthly distribution plan and $6.01 under the semi-annual distribution plan, for a total of $1,099.39 and $1,104.30, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly and semi-annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly and semi-annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

260501.1

          A schedule of cash flow projections is available from the Sponsor upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly or semi-annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly and semi-annual interest distributions, see "Summary of Essential Information".)


          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.2% of the Public Offering Price (5.449% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual plan of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

260501.1


                       INSURED MUNICIPAL SECURITIES TRUST
                                    SERIES 32


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996
Date of Deposit:  April 14, 1994                           Minimum Principal Distribution:
Principal Amount of Bonds ...        $2,915,000               $1.00 per Unit.
Number of Units .............        2,917                 Weighted Average Life to
Fractional Undivided Inter-                                   Maturity:  22.4 Years.
  est in Trust per Unit .....        1/2917                Minimum Value of Trust:  Trust
Principal Amount of                                           may be terminated if value of
  Bonds per Unit ............        $999.31                  Trust is less than $1,200,000
Secondary Market Public                                       in principal amount of Bonds.
  Offering Price**                                         Mandatory Termination Date:
  Aggregate Bid Price                                         The earlier of December 31,
    of Bonds in Trust .......        $3,038,165++             2044 or the disposition of the
  Divided by 2,917 Units ....        $1,041.54                last Bond in the Trust.
  Plus Sales Charge of 5.2%                                Trustee***:  The Chase Manhattan
    of Public Offering Price         $56.75                   Bank.
  Public Offering Price                                    Trustee's Annual Fee:  Monthly
    per Unit ...............         $1,098.29+               plan $1.39 per $1,000; and
Redemption and Sponsor's                                      semi-annual plan $.94 per
  Repurchase Price                                            $1,000.
  per Unit...................        $1,041.54+            Evaluator:  Kenny S&P Evaluation
                                                              Services.
                                                           Evaluator's Fee for Each
Excess of Secondary Market                                    Evaluation:  Minimum of $3
  Public Offering Price                                       plus $.25 per each issue of
  over Redemption and                                         Bonds in excess of 50 issues
  Sponsor's Repurchase                                        (treating separate maturities
  Price per Unit ............        $56.75++++               as separate issues).
Difference between Public                                  Sponsor:  Reich & Tang
  Offering Price per Unit                                     Distributors L.P.
  and Principal Amount per                                 Sponsor's Annual Fee:  Maximum
  Unit Premium/(Discount) ...        $98.98                   of $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                   amount of Bonds (see "Trust
  New York Time.                                              Expenses and Charges" in
                                                              Part B of this Prospectus).


       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                              Monthly       Semi-Annual
                                              Option          Option


Gross annual interest income# .........        $61.05         $61.05
Less estimated annual fees and
  expenses ............................          2.39           2.85
Estimated net annual interest                   _____         ______
  income (cash)# ......................        $58.66         $58.20
Estimated interest distribution# ......          4.88          29.10
Estimated daily interest accrual# .....         .1629          .1616
Estimated current return#++ ...........         5.34%          5.30%
Estimated long term return++ ..........         4.72%          4.68%
Record dates ..........................        1st of          Dec. 1 and
                                               each month      June 1
Interest distribution dates ...........        15th of         Dec. 15 and
                                               each month      June 15

260501.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $1.10 monthly and $6.01 semi-annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual option due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.


                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:
                                                                                    Distribu-
                                                                                    tions of
                                                    Distributions of Interest       Principal
                                                   During the Period (per Unit)      During
                                    Net Asset*                        Semi-           the
                      Units Out-      Value             Monthly       Annual        Period
Period Ended           standing      Per Unit           Option        Option       (Per Unit)
December 31, 1994        3,000       $ 920.31          $35.86        $36.22            -0-
December 31, 1995        2,985       1,050.04           58.82         59.19            -0-
December 31, 1996        2,917       1,046.38           59.04         58.78            -0-

---------------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

260501.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996


DESCRIPTION OF PORTFOLIO*

          The portfolio of the Trust consists of 10 issues representing obligations of issuers located in 15 states and one in the District of Columbia. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 4.5% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Three of the Bonds representing $900,000 of the aggregate principal amount of the Bonds are general obligation bonds. Seven issues representing $2,015,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Convention Center 1, Electric 1, Hospital 2, Jails 1, Sewer 1 and Water
1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1996, $1,000,000 (approximately 34.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 34.8% were purchased at a premium and 30.9% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


----------------

* Changes in the Trust Portfolio: From January 1, 1997 to March 21, 1997, the entire principal amount of the Bond in portfolio no. 1 was sold and is no longer contained in the Trust. 107 Units have been redeemed from the Trust.

260501.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, Series 32

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 32 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997


Insured Municipal Securities Trust, Series 32
Portfolio
December 31, 1996
-----------------------------------------------------------------------------------------------------------------------------------


                   Aggregate                                                                                   Coupon Rate/
  Portfolio        Principal          Name of Issuer and                                     Ratings            Date(s) of
     No.            Amount              Title of Bonds                                         (1)             Maturity (2)

     1         $      100,000      Cal. Hlth. San Diego Hosp. (MBIA Corp.)                     AAA            6.625%
                                                                                                              5/01/2019

     2                100,000      D.C.G.O. Series B (MBIA Corp.)                              AAA            6.300
                                                                                                              6/01/2012

     3                300,000      Ill. Hlth. Fac. Auth. Rev. Bds., Series 1993                AAA            5.000
                                   (The Children's Memorial Hosp.) (MBIA Corp.)                               8/15/2022

     4                315,000      Metro. Pier & Expo. Auth. Ill. McCormick Place              AAA            6.500
                                   Expansion Pjct. Bonds Series 1992 A                                        6/15/2027
                                   (Financial Guaranty)

     5                400,000      Rgnl. Trans. Auth. Ill. Cook, DuPage, Kane,                 AAA            6.500
                                   Lake, McHenry and Will Counties Gen. Oblig.                                6/01/2015
                                   Series 1992 A (AMBAC)

     6                400,000      City of Chicago Genl. Oblig. Bds. Pjct. Series 1993         AAA            5.500
                                   (Financial Guaranty)                                                       1/01/2024

     7                400,000      Piedmont Muni. Pwr. Agncy. (S.C.) Elec. Rev.                AAA            6.300
                                   Bds., 1992 Rfndg. Series (MBIA Corp.)                                      1/01/2022

     8                300,000      Charleston Cnty. S.C. Charleston Pub. Facs. Corp.           AAA            6.100
                                   Rfndg. Certs. of Part. Series 1994 (MBIA Corp.)                            6/01/2011

     9                200,000      Houston, Tx Wtr. & Swr. Sys. Rev. Bonds Jr. Lien -          AAA            6.500
                                   Ser. 1991 A (AMBAC)                                                        12/01/2021

    10                400,000      Muncplty of Metro. Seattle (Seattle, WA) Swr. Rev.          AAA            6.300
                                   Bds., Series W (MBIA Corp.)                                                1/01/2033
               --------------

               $    2,915,000      Total Investments (Cost $2,836,804)
               ==============

                            Redemption
                          Feature (2)(4)
  Portfolio              S.F.-Sinking Fund            Market
     No.                  Ref.-Refunding             Value (3)

     1                5/01/00 @ 100 S.F.        $          105,414
                      5/01/99 @ 101 Ref.

     2                6/01/04 @ 100 S.F.                   103,766
                      6/01/02 @ 102 Ref.

     3                8/15/05 @ 100 S.F.                   267,432
                      8/15/03 @ 102 Ref.

     4                6/15/05 @ 100 S.F.                   353,751
                      6/15/03 @ 102 Ref.


     5                6/01/04 @ 100 S.F.                   431,096
                      6/01/02 @ 102 Ref.


     6                1/01/19 @ 100 S.F.                   386,904
                      1/01/04 @ 102 Ref.

     7                1/01/05 @ 100 S.F.                   424,736
                      1/01/03 @ 102 Ref.

     8                6/01/06 @ 100 S.F.                   315,192
                      6/01/04 @ 102 Ref.

     9                12/01/03 @ 100 S.F.                  217,432
                      12/01/01 @ 102 Ref.

    10                1/01/05 @ 100 S.F.                   423,936
                      1/01/03 @ 102 Ref.

                                                ------------------

                                                $        3,029,659
                                                ==================





   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust, Series 32
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

               Gross unrealized appreciation                $         192,855
               Gross unrealized depreciation                             -
                                                            -----------------


               Net unrealized appreciation                  $         192,855
                                                            =================


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).






   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 32

Statement of Net Assets
December 31, 1996
--------------------------------------------------------------------------------
Investments in Securities,
   at Market Value (Cost $2,836,804)                                  $3,029,659
                                                                      ----------

Other Assets
   Accrued Interest                                                       49,181
                                                                      ----------
     Total Other Assets                                                   49,181
                                                                      ----------

Liabilities
   Accrued Expenses                                                          814
   Advance from Trustee                                                   25,749
                                                                      ----------
     Total Liabilities                                                    26,563
                                                                      ----------

Excess of Other Assets over Total Liabilities                             22,618
                                                                      ----------

Net Assets (2,917 Units of Fractional Undivided
   Interest Outstanding, $1,046.38 per Unit)                          $3,052,277
                                                                      ==========




   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 32

Statement of Operations
--------------------------------------------------------------------------------

                           For the Years Ended December 31, For the Period from
                                           1996        1995 April 14, 1994 (Date
                                                            of Deposit) to
                                                            December 31, 1994

Investment Income
   Interest                              $ 183,502    $183,625   $ 131,088
                                       ----------- -----------  ----------

Expenses
   Trustee's Fees                            6,768       6,521       2,996
   Evaluator's Fees                            889         750         126
   Sponser's Advisory Fee                      750         750         535
                                       ----------- -----------  ----------

     Total Expenses                          8,407       8,021       3,657
                                       ----------- -----------  ----------

   Net Investment Income                   175,095     175,604     127,431
                                       ----------- -----------  ----------

Realized and Unrealized Gain (Loss)
   Realized Gain on
     Investments                            8,152        ----        ----

   Change in Unrealized Appreciation
     (Depreciation) on Investments         (18,571)    389,362    (177,936)
                                       ----------- -----------  ----------

   Net Gain (Loss) on Investments          (10,419)    389,362    (177,936)
                                       ----------- -----------  ----------

   Net Increase (Decrease)
     in Net Assets
     Resulting From Operations           $ 164,676    $564,966   $ (50,505)
                                       =========== ===========  ==========




   The accompanying notes form an integral part of the financial statements.


Insured Municipal Securities Trust, Series 32

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                 For the Years Ended December 31,   For the Period from
                                               1996          1995   April 14, 1994 (Date
                                                                    of Deposit) to
                                                                    December 31, 1994

Operations
Net Investment Income                   $   175,095    $  175,604   $   127,431
Realized Gain
   on Investments                             8,152          ----          ----
Change in Unrealized Appreciation
   (Depreciation) on Investments            (18,571)      389,362      (177,936)
                                        ------------   ----------   -----------

     Net Increase (Decrease) in
       Net Assets Resulting
       From Operations                      164,676       564,966       (50,505)
                                        ------------   ----------   -----------

Distributions to Certificateholders
   Investment Income                        176,056       176,293       107,805

Redemptions
   Interest                                     187           107          ----
   Principal                                 70,534        15,111          ----
   To Sponsor of Accrued Interest
      to Date of Settlement                    ----          ----         3,570
                                        ------------   ----------   -----------

      Total Distributions
        and Redemptions                     246,777       191,511       111,375
                                        ------------   ----------   -----------

      Total Increase (Decrease)             (82,101)      373,455      (161,880)

Net Assets
   Beginning of Year                      3,134,378     2,760,923     2,922,803
                                        ------------   ----------   -----------

   End of Year (Including
     Undistributed Net Investment
     Income of $14,112, $15,260
     and $16,056, Respectively)         $ 3,052,277    $3,134,378   $ 2,760,923
                                        ===========    ==========   ===========




   The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 32

Notes to Financial Statements
--------------------------------------------------------------------------------

1.       Organization

         Insured Municipal Securities Trust, Series 32 (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust, Series 32

Notes to Financial Statements
--------------------------------------------------------------------------------

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1996 and 1995, 68 and 15 units were redeemed, respectively. No units were redeemed during the period ended December 31, 1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.94 to $1.39 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,864 and other expenses of $2,904. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust, Series 32

Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

                 Original cost to Certificateholders            $     3,073,400
                 Less Initial Gross Underwriting Commission             150,597
                                                                ---------------
                                                                      2,922,803
                 Accumulated Cost of Securities Sold,
                    Matured or Called                                   (85,999)
                 Net Unrealized Appreciation                            192,855
                 Undistributed Net Investment Income                     14,112
                 Undistributed Proceeds From Investments                  8,506
                                                                ---------------

                    Total                                       $     3,052,277
                                                                ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust, Series 32

Notes to Financial Statements
--------------------------------------------------------------------------------

7.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**              $   1,050.04
                                                           ------------

           Interest Income                                        62.18
           Expenses                                               (2.85)
           Net Investment Income                                  59.33
                                                           ------------
           Net Gain or Loss on Investments(1)                     (3.27)
                                                           ------------

         Total from Investment Operations                         56.06
                                                           ------------

         Less Distributions
           to Certificateholders
               Income                                             59.66
           for Redemptions
               Interest                                             .06
                                                           ------------

         Total Distributions                                      59.72
                                                           ------------

         Net Asset Value, End of Year**                    $   1,046.38
                                                           ============


         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.






----------------------------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,951 ([2,917 + 2,985]/2).

     **  Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 16

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 16 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------


          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to




260503.1
the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

          Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/2986th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

          INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

          Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the

260503.1
claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

          All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 46.7% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 16.7% and MBIA Corp., 30%.


          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.2% of the Public Offering Price, or 5.516% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,057.54 plus accrued interest of $.91 under the monthly distribution plan and $5.55 under the semi-annual distribution plan, for a total of $1,058.45 and $1,063.09, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly or semi-annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

260503.1

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly or semi-annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly or semi-annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders-- Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly and semi-annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.2% of the Public Offering Price (5.516% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual plan of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

260503.1


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 16

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996
Date of Deposit:  April 14, 1994                        Weighted Average Life to
Principal Amount of Bonds ...      $3,000,000              Maturity:  19.3 Years.
Number of Units .............      2,986                Minimum Value of Trust:
Fractional Undivided Inter-                                Trust may be terminated if
  est in Trust per Unit .....      1/2986                  value of Trust is less than
Principal Amount of                                        $1,200,000 in principal amount
  Bonds per Unit ............      $1,004.69               of Bonds.
Secondary Market Public                                 Mandatory Termination Date:
  Offering Price**                                         The earlier of December 31,
  Aggregate Bid Price                                      2044 or the disposition of the
    of Bonds in Trust .......      $2,992,749              last Bond in the Trust.
  Divided by 2,986 Units ....      $1,002.26            Trustee***:  The Chase Manhattan
  Plus Sales Charge of 5.2%                               Bank.
    of Public Offering Price.      $55.28               Trustee's Annual Fee:  Monthly
  Public Offering Price                                    plan $1.40 per $1,000; and
    per Unit ................      $1,057.54               semi-annual plan $.95 per
Redemption and Sponsors'                                   $1,000.
  Repurchase Price                                      Evaluator:  Kenny S&P Evaluation
  per Unit ..................      $1,002.26+              Services.
                                            +++         Evaluator's Fee for Each
                                            ++++           Evaluation:  Minimum of $3 plus
Excess of Secondary Market                                 $.25 per each issue of Bonds in
  Public Offering Price                                    excess of 50 issues (treating
  over Redemption and                                      separate maturities as separate
  Sponsors' Repurchase                                     issues).
  Price per Unit ............      $55.28               Sponsors:  Reich & Tang
Difference between Public                                  Distributors L.P. and Gruntal &
  Offering Price per Unit                                  Co., L.L.C.
  and Principal Amount per                              Sponsors' Annual Fee:  Maximum of
  Unit Premium/(Discount) ...      $54.97                  $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                amount of Bonds (see "Trust
  New York Time.                                           Expenses and Charges" in Part B
Minimum Principal Distribution:                            of this Prospectus).
  $1.00 per Unit.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                               Monthly         Semi-Annual
                                               Option            Option


Gross annual interest income# .........        $57.93             $57.93
Less estimated annual fees and
  expenses ............................          2.42              1.98
Estimated net annual interest                  ______             ______
  income (cash)# ......................        $55.51             $55.95
Estimated interest distribution# ......          4.62              27.97
Estimated daily interest accrual# .....         .1541              .1554
Estimated current return#++ ...........         5.25%              5.29%
Estimated long term return++ ..........         4.92%              4.96%
Record dates ..........................         1st of           Dec. 1 and
                                             each month          June 1
Interest distribution dates ...........      15th of             Dec. 15 and
                                             each month          June 15

260503.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.91 monthly and $5.55 semi-annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual option due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:
                                                                                     Distribu-
                                                                                     tions of
                                                      Distributions of Interest      Principal
                                                     During the Period (per Unit)     During
                                       Net Asset*                      Semi-           the
                        Units Out-       Value            Monthly      Annual        Period
Period Ended             standing       Per Unit          Option       Option       (Per Unit)
December 31, 1994          3,000       $  895.40         $32.20        $35.58           -0-
December 31, 1995          3,000        1,033.36          55.20         55.74           -0-
December 31, 1996          2,986        1,007.04          55.20         55.68           -0-

------------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

260503.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO

          The portfolio of the Trust consists of 8 issues representing obligations of 8 issuers located in the state of New York and one in Puerto Rico. The Sponsors have participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 3.3% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two of the issues representing $500,000 of the principal amount of the Bonds are general obligation bonds. All 6 of the remaining issues representing $2,500,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge & Tunnel 1, Hospital 1, Local Government Assistance 1, University 1, Urban Development Corp. 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


          As of December 31, 1996, $2,250,000 (approximately 75% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 25% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

260503.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 16

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 16 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Portfolio
December 31, 1996
-------------------------------------------------------------------------------------------------------------------


                                                                                                            Redemption
             Aggregate                                                                  Coupon Rate/      Feature (2)(4)
 Portfolio   Principal    Name of Issuer and                                Ratings      Date(s) of      S.F.-Sinking Fund
    No.       Amount        Title of Bonds                                    (1)       Maturity (2)      Ref.-Refunding

    1      $  500,000     N.Y. St. Dorm. Auth. Rev. Mt. Sinai Sch.            AAA        5.000%          No Sinking Fund
                          of Med. (MBIA Corp.)                                           7/01/2016       7/01/04 @ 102 Ref.

    2         100,000     N.Y. St. Dorm. Auth. Revs. Univ.                    AAA        5.500           7/01/18 @ 100 S.F.
                          Rochester - Strong Mem. Hosp. (MBIA Corp.)                     7/01/2021       7/01/04 @ 102 Ref.

    3         500,000     N.Y. St. Loc. Govt. Asst. Corp. Rfndg. Rev.         AAA        5.500           4/01/20 @ 100 S.F.
                          Series A (MBIA Corp.)                                          4/01/2023       4/01/04 @ 101.5 Ref.

    4         400,000     N.Y. St. U.D.C. Youth Fac. (MBIA Corp.)             AAA        5.700           4/01/10 @ 100 S.F.
                                                                                         4/01/2014       4/01/04 @ 102 Ref.

    5         250,000     The City of N.Y. Genl. Oblig. Bonds Fiscal 1993     AAA        7.000           No Sinking Fund
                          Series B (MBIA Corp.)                                          10/01/2009      10/01/02 @ 101.5 Ref.

    6         250,000     N.Y. City Genl. Oblig. Rev. Bonds 1994 Series C     AAA        5.375           No Sinking Fund
                          (MBIA Corp.)                                                   10/01/2022      10/01/03 @ 101.5 Ref.

    7         500,000     N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr. Sys.   AAA        6.750           No Sinking Fund
                          Rev. Rfndg. Bonds (MBIA Corp.)                                 6/15/2017       6/15/01 @ 101 Ref.

    8         500,000     Trib. Brdg. & Tnnl. Auth. Rev. Rfndg. Spec. Oblig.  AAA        5.500           1/01/16 @ 100 S.F.
                          Series 1992 (MBIA Corp.)                                       1/01/2017       1/01/02 @ 100 Ref.
           ----------

           $3,000,000     Total Investments (Cost $2,821,105)
           ==========


 Portfolio       Market
    No.         Value (3)

    1       $     463,555


    2              96,864


    3             489,085


    4             404,428


    5             278,713


    6             238,750


    7             547,793


    8             487,574


            -------------
            $   3,006,762
            =============



   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

           Gross unrealized appreciation           $     185,657
           Gross unrealized depreciation                   -
                                                   -------------


           Net unrealized appreciation             $     185,657
                                                   =============


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Statement of Net Assets
December 31, 1996






Investments in Securities,
     at Market Value (Cost $2,821,105)                         $    3,006,762
                                                               --------------
Other Assets
     Accrued Interest                                                  50,809
                                                               --------------
         Total Other Assets                                            50,809
                                                               --------------

Liabilities
     Accrued Expenses                                                     817
     Advance from Trustee                                              49,735
                                                               --------------
         Total Liabilities                                             50,552
                                                               --------------

Excess of Other Assets over Total Liabilities                             257
                                                               --------------

Net Assets (2,986 Units of Fractional Undivided
     Interest Outstanding, $1,007.04 per Unit)                 $    3,007,019
                                                               ==============

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Statement of Operations


                                                              For the Years Ended December 31,         For the Period from
                                                              1996                        1995         April 14, 1994 (Date
                                                                                                       of Deposit) to
                                                                                                       December 31, 1994

Investment Income
     Interest                                           $   172,985                $   172,988            $  123,494
                                                        -----------                -----------            ----------
Expenses
     Trustee's Fees                                           5,474                      5,183                 2,628
     Evaluator's Fees                                           890                        750                   289
     Sponsers Advisory Fee                                      750                        750                   535
                                                        -----------                -----------            ----------

         Total Expenses                                       7,114                      6,683                 3,452
                                                        -----------                -----------            ----------

     Net Investment Income                                  165,871                    166,305               120,042
                                                        -----------                -----------            ----------

Realized and Unrealized Gain (Loss)

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (78,457)                   414,039              (149,925)
                                                        -----------                -----------            ----------

     Net Gain (Loss) on Investments                         (78,457)                   414,039              (149,925)
                                                        -----------                -----------            ----------

     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations                      $    87,414                $   580,344            $  (29,883)
                                                        ===========                ===========            ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Statement of Changes in Net Assets


                                                                For the Years Ended December 31,       For the Period from
                                                                1996                      1995         April 14, 1994 (Date
                                                                                                       of Deposit) to
                                                                                                       December 31, 1994

Operations
Net Investment Income                                      $   165,871           $     166,305         $     120,042

Change in Unrealized Appreciation
     (Depreciation) on Investments                             (78,457)                414,039              (149,925)
                                                           ------------          -------------         -------------
          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                 87,414                 580,344               (29,883)
                                                           ------------          -------------         -------------

Distributions to Certificateholders
     Investment Income                                         166,405                 166,458               101,660
     To Sponsor of Accrued Interest
          to Date of Settlement                                   ----                    ----                 3,364

Redemptions
     Interest                                                       62                    ----                  ----
     Principal                                                  14,012                    ----                  ----
                                                           ------------          -------------         -------------

         Total Distributions
             and Redemptions                                   180,479                 166,458               105,024
                                                           ------------          -------------         -------------

         Total Increase (Decrease)                             (93,065)                413,886              (134,907)

Net Assets
     Beginning of Year                                       3,100,084               2,686,198             2,821,105
                                                           ------------          -------------         -------------

     End of Year (Including
         Undistributed Net Investment
         Income of $14,269, $14,865
         and $15,018, Respectively)                        $ 3,007,019           $   3,100,084         $   2,686,198
                                                           ===========           =============         =============



    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Notes to Financial Statements


1.       Organization

         Insured Municipal Securities Trust, New York Navigator Insured Series 16 (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the Trustee). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Notes to Financial Statements


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended December 31, 1996, 14 units were redeemed. No units were redeemed during the periods ended December 31, 1995 and 1994.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.95 to $1.40 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,433 and other expenses of $2,041. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Notes to Financial Statements


5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

              Original cost to Certificateholders           $     2,966,462
              Less Initial Gross Underwriting Commission            145,357
                                                            ---------------
                                                                  2,821,105
              Accumulated Cost of Securities Sold,
                 Matured or Called                                     ----
              Net Unrealized Appreciation                           185,657
              Undistributed Net Investment Income                    14,269
              Undistributed Proceeds From Investments               (14,012)
                                                            ---------------

                 Total                                      $     3,007,019
                                                            ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New York Navigator Insured Series 16
Notes to Financial Statements


7.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**                     $   1,033.36
                                                                  ------------

             Interest Income                                             57.80
             Expenses                                                    (2.38)
                                                                  ------------
             Net Investment Income                                       55.42
                                                                  ------------
             Net Gain or Loss on Investments(1)                         (26.12)
                                                                  ------------

         Total from Investment Operations                                29.30
                                                                  ------------

         Less Distributions
             to Certificateholders
                 Income                                                  55.60
             for Redemptions
                 Interest                                                  .02
                                                                  ------------

         Total Distributions                                             55.62
                                                                  ------------

         Net Asset Value, End of Year**                           $   1,007.04
                                                                  ============

         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


--------------

     * Unless otherwise stated, based upon average units outstanding during the year of 2,993 ([2,986 + 3,000]/2).

     **  Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997


                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 12

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 12 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------


          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount





260504.1
of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/2904th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

          INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

          Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.


          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


                                       A-2
260504.1

          All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 58.8% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 18.2%; and MBIA Corp., 40.6%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.5% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,079.40 plus accrued interest of $1.21 under the monthly distribution plan and $6.02 under the semi-annual distribution plan, for a total of $1,080.61 and $1,085.42, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no



                                       A-3
260504.1
assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.



                                       A-4
260504.1


                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 12

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996
Date of Deposit:  April 14, 1994                     Minimum Principal Distribution:
Principal Amount of Bonds ...   $2,905,000              $1.00 per Unit.
Number of Units .............   2,904                Weighted Average Life to Maturity:
Fractional Undivided Inter-                             24.4 Years.
  est in Trust per Unit .....   1/2904               Minimum Value of Trust:
Principal Amount of                                     Trust may be terminated if value of
  Bonds per Unit ............   $1,000.34               Trust is less than $1,200,000 in
Secondary Market Public                                 principal amount of Bonds.
  Offering Price**                                   Mandatory Termination Date:
  Aggregate Bid Price                                   The earlier of December 31, 2044 or
    of Bonds in Trust .......   $2,962.162+++           the disposition of the last Bond in
  Divided by 2,904 Units ....   $1,020.03               the Trust.
  Plus Sales Charge of 5.5%                          Trustee***:  The Chase Manhattan
    of Public Offering Price    $59.37                 Bank.
  Public Offering Price                              Trustee's Annual Fee:  Monthly
    per Unit ................   $1,079.40+              plan $1.41 per $1,000 and semi-
Redemption and Sponsors'                                annual plan $.96 per $1,000.
  Repurchase Price                                   Evaluator:  Kenny S&P Evaluation
  per Unit ..................   $1,020.03+              Services.
                                         +++         Evaluator's Fee for Each
                                         ++++           Evaluation:  Minimum of $3 plus $.25
Excess of Secondary Market                              per each issue of Bonds in excess of
  Public Offering Price                                 50 issues (treating separate
  over Redemption and                                   maturities as separate issues).
  Sponsors' Repurchase                               Sponsors:  Reich & Tang Distributors
  Price per Unit ............   $59.37++++              L.P. and Gruntal & Co., L.L.C.
Difference between Public                            Sponsors' Annual Fee:  Maximum of
  Offering Price per Unit                               $.25 per $1,000 principal amount of
  and Principal Amount per                              Bonds (see "Trust Expenses and
  Unit Premium/(Discount) ...   $79.06                  Charges" in Part B of this
Evaluation Time:  4:00 p.m.                             Prospectus).
  New York Time.




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                              Monthly        Semi-Annual
                                              Option           Option


Gross annual interest income# .........         $59.02          $59.02
Less estimated annual fees and
  expenses ............................           2.45            2.03
Estimated net annual interest                   ______          ______
  income (cash)# ......................         $56.57          $56.99
Estimated interest distribution# ......           4.71           28.49
Estimated daily interest accrual# .....          .1571           .1583
Estimated current return#++ ...........          5.24%           5.28%
Estimated long term return++ ..........          4.94%           4.98%
Record dates ..........................       1st of           Dec. 1 and
                                              each month       June 1
Interest distribution dates ...........       15th of          Dec. 15 and
                                              each month       June 15




                                       A-5
260504.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $1.21 monthly and $6.02 semi-annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.




                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:
                                                                                  Distribu-
                                                                                  tions of
                                                 Distributions of Interest        Principal
                                                 During the Period (per Unit)      During
                                   Net Asset*                      Semi-            the
                     Units Out-      Value         Monthly         Annual          Period
Period Ended          standing      Per Unit       Option          Option        (Per Unit)
December 31, 1994       3,000      $  913.17       $34.61          $34.98           -0-
December 31, 1995       2,985       1,044.01        56.78           57.40           -0-
December 31, 1996       2,904       1,025.37        57.00           57.56           -0-

---------------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.





                                       A-6
260504.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO


          The portfolio of the Trust consists of 11 issues representing obligations of 9 issuers located in the state of New Jersey and one in Puerto Rico. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage revenue" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Eleven issues representing $2,905,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Electric and Gas 1, Hospital 3, Office Building 1, Port Authority 1, Public Building 2, School 1, Turnpike 1 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1996, $1,835,000 (approximately 31% of the aggregate principal amount of the Bonds) were original issue discount bonds. 55.2% of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 13.8% were purchased at a premium and none was purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.



          Portfolio No. 5 in the Trust may be subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator
Insured Series 12

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Portfolio
December 31, 1996
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Redemption
            Aggregate                                                               Coupon Rate/      Feature (2)(4)
Portfolio   Principal         Name of Issuer and                           Ratings  Date(s) of       S.F.-Sinking Fund      Market
   No.       Amount             Title of Bonds                                (1)   Maturity (2)       Ref.-Refunding       Value(3)

   1       $  395,000     N.J. Hlth. Care Facs. Fincg. Auth. Rev. Bonds      AAA    6.000%          7/01/05 @ 100 S.F.    $ 401,367
                          Centrastate Med. Cntr. Issue Series A                     7/01/2021       7/01/01 @ 100 Ref.
                          (MBIA Corp.)

   2          400,000     N.J. Hlth. Care Facs. Fncg. Auth. Rev. Bonds       AAA    6.000           7/01/10 @ 100 S.F.      403,684
                          Community Med. Cntr. Series 1989D                         7/01/2019       7/01/99 @ 100 Ref.
                          (MBIA Corp.)

   3          135,000     N.J. Hlth. Care Facs. Rev. Riverview Hosp.         AAA    5.500           7/01/17 @ 100 S.F.      131,514
                          1994 Series (MBIA Corp.)                                  7/01/2018       7/01/04 @ 102 Ref

   4          270,000     N.J. Econ. Dev. Auth. Rev. Bonds                   AAA    5.250           7/01/14 @ 100 S.F.      256,381
                          (St. Barnabas Realty Dev. Corp. Prjt.)                    7/01/2020       7/01/03 @ 102 Ref.
                          Series 1993 (MBIA Corp.)

   5          400,000     N.Y. & N.J. Port Auth. Cnsldtd. Rev. Bonds         AAA    6.500           11/01/13 @ 100 S.F.     424,004
                          Seventy-Sixth Series (AMT) (MBIA Corp.)                   11/01/2026      11/01/01 @ 101 Ref.

   6          220,000     N.J. Tnpke. Auth. Tnpke. Rev. Bonds                AAA    6.500           1/01/12 @ 100 S.F.      248,250
                          Series 1991C (MBIA Corp.)                                 1/01/2016       None

   7          175,000     Monmouth Co. Imprvmt. Auth. (Monmouth              AAA    5.550           2/15/14 @ 100 S.F.      172,209
                          Co., N.J.) Rev. Bonds, Series 1993 (Millstone             2/15/2018       2/15/03 @ 102 Ref.
                          Twnshp. Brd. of Ed. Pjct.) (MBIA Corp.)

   8          110,000     No. Jersey Dstrct. Wtr. Supl. Commsn. of the       AAA    6.000           7/01/13 @ 100 S.F.      113,996
                          State of N.J. Wanaque So. Prjt. Rev. Rfndg.               7/01/2021       7/01/03 @ 102 Ref.
                          Bonds Series 1993 (MBIA Corp.)

   9          400,000     Poll. Cntrl. Fncg. Auth. of Salem Cnty. (N.J.)     AAA    5.700           5/01/06 @ 100 S.F.      402,072
                          Poll. Cntrl. Rev. Rfndg. Bonds 1993A (Pub.                5/01/2028       5/01/03 @ 102 Ref.
                          Serv. Elec. & Gas Co. Prjt.) (MBIA Corp.)

  10          280,000     P.R. Pub. Bldgs. Auth. Pub. Ed. & Hlth.            AAA    5.750           7/01/11 @ 100 S.F.      284,133
                          Facs. Rev. Rfndg. Bonds Gtd. By The                       7/01/2015       7/01/03 @ 101.5 Ref.
                          Commonwlth. of P.R. Series L (MBIA Corp.)

  11          120,000     P.R. Pub. Bldgs. Auth. Pub. Ed. & Hlth. Facs.      AAA    5.500           7/01/17 @ 100 S.F.      117,318
                          Rev. Rfndg. Bonds Gtd. By The Commonwlth. of              7/01/2021       7/01/03 @ 101.5 Ref.
                          P.R. Series M (MBIA Corp.)
           ----------                                                                                                    ----------

           $2,905,000     Total Investments (Cost $2,812,014)                                                            $2,954,928
           ==========                                                                                                    ==========


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

               Gross unrealized appreciation                  $142,914
               Gross unrealized depreciation                      --
                                                              --------

              Net unrealized appreciation                     $142,914
                                                              ========



4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

   The accompanying notes form an integral, part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Statement of Net Assets
December 31, 1996
-------------------------------------------------------------------------------

Investments in Securities,
     at Market Value (Cost $2,812,014)                $2,954,928
                                                      ----------

Other Assets
     Accrued Interest                                     68,253
                                                      ----------
         Total Other Assets                               68,253
                                                      ----------
Liabilities
     Accrued Expenses                                        815
     Advance from Trustee                                 44,696
                                                      ----------
         Total Liabilities                                45,511
                                                      ----------

Excess of Other Assets over Total Liabilities             22,742
                                                      ----------

Net Assets (2,904 Units of Fractional Undivided
     Interest Outstanding, $1,025.37 per Unit)        $2,977,670
                                                      ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Statement of Operations
-------------------------------------------------------------------------------




                                                       For the Years Ended December 31,          For the Period from
                                                           1996               1995               April 14, 1994 (Date
                                                                                                 of Deposit) to
                                                                                                 December 31, 1994
Investment Income
     Interest                                           $   179,641        $   177,588            $  126,778
                                                        -----------        -----------            -----------
Expenses
     Trustee's Fees                                           5,392              5,084                 2,776
     Evaluator's Fees                                           890                750                   237
     Sponser's Advisory Fee                                     750                750                   535
                                                        -----------        -----------            ----------

         Total Expenses                                       7,032              6,584                 3,548
                                                        -----------        -----------            -----------

     Net Investment Income                                  172,609            171,004               123,230
                                                        -----------        -----------            -----------
Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                          5,649               ----                  ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (63,009)           391,768              (185,845)
                                                        -----------        -----------            ----------

     Net Gain (Loss) on Investments                         (57,360)           391,768              (185,845)
                                                        -----------        -----------            ----------

     Net Increase (Decrease)
         in Net Assets
         Resulting From Operations                      $   115,249        $   562,772           $   (62,615)
                                                        ===========        ===========           ===========



    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Statement of Changes in Net Assets
-------------------------------------------------------------------------------



                                                              For the Years Ended December 31,     For the Period from
                                                               1996                       1995     April 14, 1994 (Date
                                                                                                   of Deposit) to
                                                                                                   December 31, 1994

Operations
Net Investment Income                                     $    172,609              $  171,004            $  123,230
Realized Gain
     on Investments                                              5,649                    ----                  ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (63,009)                391,768              (185,845)
                                                          ------------            ------------           -----------

          Net Increase (Decrease) in
                Net Assets Resulting
                From Operations                                115,249                 562,772               (62,615)
                                                          ------------            ------------           ------------

Distributions to Certificateholders
     Investment Income                                         170,466                 170,721               104,202
     To Sponsor of Accrued Interest
          to Date of Settlement                                   ----                    ----                 5,815

Redemptions
     Interest                                                       99                      32                  ----
     Principal                                                  83,381                  15,152                  ----
                                                          ------------            ------------           -----------

         Total Distributions
             and Redemptions                                   253,946                 185,905               110,017
                                                          ------------            ------------           -----------

         Total Increase (Decrease)                            (138,697)                376,867              (172,632)

Net Assets
     Beginning of Year                                       3,116,367               2,739,500             2,912,132
                                                          ------------            ------------           -----------

     End of Year (Including
         Undistributed Net Investment
         Income of $15,508, $13,464
         and $13,213, Respectively)                       $  2,977,670            $  3,116,367          $  2,739,500
                                                          ============            ============          =============



    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Notes to Financial Statements
-------------------------------------------------------------------------------

1.   Organization

     Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12 (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

     Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.   Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

     Security Valuation
     Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Notes to Financial Statements
-------------------------------------------------------------------------------

3.   Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.   Trust Administration

     The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

     The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

     The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

     The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1996 and 1995, 81and 15 units were redeemed, respectively. No units were redeemed during the period ended December 31,1994.

     The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.96 to $1.41 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,594 and other expenses of $1,798. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Notes to Financial Statements
-------------------------------------------------------------------------------

5.   Net Assets

     At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

             Original cost to Certificateholders            $  3,062,179
             Less Initial Gross Underwriting Commission          150,047
                                                            ------------
                                                               2,912,132
             Accumulated Cost of Securities Sold,
                Matured or Called                               (100,118)
             Net Unrealized Appreciation                         142,914
             Undistributed Net Investment Income                  15,508
             Undistributed Proceeds From Investments               7,234
                                                            ------------
                Total                                       $  2,977,670
                                                            ============

     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

6.   Concentration of Credit Risk

     Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 12
Notes to Financial Statements
-------------------------------------------------------------------------------

7.   Financial Highlights (per unit)*

     Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**            $ 1,044.01
                                                          ---------

             Interest Income                                  61.00
             Expenses                                         (2.39)
                                                          ---------
             Net Investment Income                            58.61
                                                          ---------
             Net Gain or Loss on Investments(1)              (19.34)
                                                          ---------

         Total from Investment Operations                     39.27
                                                          ---------

         Less Distributions
             to Certificateholders
                 Income                                       57.88
             for Redemptions
                 Interest                                       .03
                                                          ---------

         Total Distributions                                  57.91
                                                          ---------

         Net Asset Value, End of Year**                  $ 1,025.37
                                                          =========


     See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996, 1995 and 1994 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


_________________

 * Unless otherwise stated, based upon average units outstanding during the year of 2,945 ([2,904 + 2,985]/2).

**   Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997


                       INSURED MUNICIPAL SECURITIES TRUST

                                    SERIES 33

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 33 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is Reich & Tang Distributors L.P. The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------


          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio."

          Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking



352459.1
fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/1535th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

          INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 44.7%; Connie Lee Insurance Company ("Connie Lee"), 2.6%;

352459.1

Financial Guaranty Insurance Company ("Financial Guaranty"), 23.6%; and MBIA Corp., 29.1%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.5% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,057.85 plus accrued interest of $.68 under the monthly distribution plan and $5.75 under the semi-annual distribution plan, for a total of $1,058.53 and $1,063.60, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution

352459.1
plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsor upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information".)


          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

352459.1


                       INSURED MUNICIPAL SECURITIES TRUST
                                    SERIES 33

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996
Date of Deposit:  April 6, 1995                              Minimum Principal Distribution:
Principal Amount of Bonds ...        $1,545,000                 $1.00 per Unit.
Number of Units .............        1,535                   Weighted Average Life to
Fractional Undivided Inter-                                  Maturity:  23.3 Years.
  est in Trust per Unit .....        1/1535                  Minimum Value of Trust:
Principal Amount of                                             Trust may be terminated if
  Bonds per Unit ............        $1,006.51                  value of Trust is less than
Secondary Market Public                                         $800,000 in principal amount
  Offering Price**                                              of Bonds.
  Aggregate Bid Price                                        Mandatory Termination Date:
    of Bonds in Trust.......         $1,534,488+++              The earlier of December 31,
  Divided by 1,535 Units ....        $999.67                    2044 or the disposition of
  Plus Sales Charge of 5.5%                                     the last Bond in the Trust.
    of Public Offering Price         $58.18                  Trustee***:  The Chase
  Public Offering Price                                         Manhattan Bank.
    per Unit ................        $1,057.85+              Trustee's Annual Fee:  Monthly
Redemption and Sponsor's                                        plan $1.46 per $1,000; and
  Repurchase Price                                              semi-annual plan $1.01 per
  per Unit ..................        $999.67+                   $1,000.
                                            +++              Evaluator:  Kenny S&P
                                            ++++                Evaluation Services.
Excess of Secondary Market                                   Evaluator's Fee for Each
  Public Offering Price                                         Evaluation:  Minimum of $2.83
  over Redemption and                                           plus $.25 per each issue of
  Sponsor's Repurchase                                          Bonds in excess of 50 issues
  Price per Unit ............        $58.18++++                 (treating separate maturities
Difference between Public                                       as separate issues).
  Offering Price per Unit                                    Sponsor:  Reich & Tang
  and Principal Amount per                                      Distributors L.P.
  Unit Premium/(Discount) ...        $51.34                  Sponsor's Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                                     of $.25 per $1,000 principal
  New York Time.                                                amount of Bonds (see "Trust
                                                                Expenses and Charges" in Part B of
                                                                this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                Monthly         Semi-Annual
                                                Option            Option


Gross annual interest income# .........           $58.30          $58.30
Less estimated annual fees and
  expenses ............................             2.94            2.76
Estimated net annual interest                      _____           _____
  income (cash)# ......................           $55.36          $55.54
Estimated interest distribution# ......             4.61           27.77
Estimated daily interest accrual# .....            .1537           .1542
Estimated current return#++ ...........            5.23%           5.25%
Estimated long term return++ ..........            5.07%           5.08%
Record dates ..........................         1st of           Dec. 1 and
                                                each month       June 1
Interest distribution dates ...........         15th of          Dec. 15 and
                                                each month       June 15

352459.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.68 monthly and $5.75 semi-annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:
                                                                                  Distribu-
                                                                                  tions of
                                                 Distributions of Interest        Principal
                                                During the Period (per Unit)       During
                                   Net Asset*                     Semi-             the
                      Units Out-     Value         Monthly        Annual          Period
Period Ended           standing     Per Unit       Option         Option         (Per Unit)
December 31, 1995       2,000     $1,018.76        $35.95         $36.19            -0-
December 31, 1996       1,535      1,005.20         56.88          57.31            -0-

------------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

352459.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO


          The portfolio of the Trust consists of 10 issues representing obligations of issuers located in 6 states and the District of Columbia. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the Bonds were acquired. Approximately 31.7% of the Bonds are obligations of state and local housing authorities+; approximately 19.4% are hospital revenue bonds; approximately 11% were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One of the issues representing $200,000 of the principal amount of the Bonds is a general obligation bond. All 9 of the remaining issues representing $1,345,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: College 1, Electric 1, Exposition Center 1, Hospital 1, Multi-Family Housing 2, Nuclear 1, Sewer Revenue 1 and Transportation 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1996, $415,000 (approximately 27% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $65,000 (approximately 4.2% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 15.4% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 28.5% were purchased at a premium and approximately 29.1% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


------------

+ A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.

352459.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, Series 33

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 33 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Insured Municipal Securities Trust, Series 33
Portfolio
December 31, 1996
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Redemption
            Aggregate                                                              Coupon Rate/     Feature (2)(4)
Portfolio   Principal            Name of Issuer and                    Ratings     Date(s) of      S.F.-Sinking Fund       Market
   No.       Amount                Title of Bonds                        (1)       Maturity (2)     Ref.-Refunding        Value(3)

   1       $  200,000    Reg. Trans. Auth. Cook, DuPage, Kane, Lake,     AAA       6.125%          6/01/02 @ 100 Opt    $ 203,902
                         McHenry and Will Cntys. Il. Gen. Obg. Bonds               6/01/2022       6/01/16 @ 100 S.F.
                         Series 1992B (AMBAC)

   2          250,000    Ma. Hsg. Finc. Agcy. Hsg. Proj. Rev. Bonds      AAA       6.150           4/01/03 @ 102 Opt      254,335
                         1993 Series A Bonds (AMBAC)                               10/01/2015      4/01/05 @ 100 S.F.

   3           50,000    Ma. Bay Trans. Auth. Gen. Trans. System         AAA       5.500           3/01/03 @ 100 Opt       48,248
                         Bonds 1992 Series B Ref. (MBIA Corp.)                     3/1/2021        3/01/17 @ 100 S.F.

   4          240,000    Mi. St. Hsg. Dev. Auth. Rntl. Hsg. Rev.         AAA       5.900           4/01/03 @ 102 Opt      240,751
                         Bonds, 1993 Series A (AMBAC)                              4/1/2023        4/01/18 @ 100 S.F.

   5           40,000    R.I. Hlth. and Ed. Bldg. Corp. Hgr. Fac.        AAA       6.500           11/15/02 @ 102 Opt      42,834
                         Rev. Bonds (Connie Lee)                                   11/15/2024      11/15/12 @ 100 S.F.

   6          180,000    Piedmont Muni. Pwr. Agcy. (S.C.) Elec.          AAA       6.300           1/01/03 @ 102 Opt      190,053
                         Rev. Bonds, 1992 Ref. Series (MBIA Corp.)                 1/01/2014       1/01/12 @ 100 S.F.

   7          300,000    Wa. Hlth. Care Facs. Auth. Rev. Bonds,          AAA       5.750           8/15/02 @ 102 Opt      296,805
                         Series 1992 (Multicare Med. Cntr., Tacoma)                8/15/2022       8/15/09 @ 100 S.F.
                         (Financial Guaranty)

   8          170,000    Wa. Pub. Pwr. Spply. Systm. Nuc. Proj. No. 1    AAA       6.250           7/01/02 @ 102 Opt      178,282
                         Ref. Rev. Bonds, Series 1992 A (MBIA Corp.)               7/01/2017       7/01/02 @ 100 S.F.

   9           50,000    Muni. of Met. Seattle (Seattle Wa.) Swr. Rev.   AAA       6.300           1/01/03 @ 102 Opt       52,992
                         Bonds, Series W (MBIA Corp.)                              1/01/2033       1/01/24 @ 100 S.F.

   10          65,000    Metro. Pier. and Expo. Auth. (Il) McCormick     AAA       0.000           None                    15,860
                         Place Expansion Prjt. Bonds Series 1992 A                 6/15/2021       No Sinking Fund
                         (Financial Guaranty)
           ----------                                                                                                  ----------

           $1,545,000    Total Investments (Cost $1,469,228)                                                           $1,524,062
           ==========                                                                                                  ==========


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust, Series 33
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

               Gross unrealized appreciation             $ 54,834
               Gross unrealized depreciation                 -
                                                         --------


               Net unrealized appreciation               $ 54,834
                                                         ========


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 33


Statement of Net Assets
December 31, 1996
-------------------------------------------------------------------------------

Investments in Securities,
  at Market Value (Cost $1,469,228)                    $1,524,062
                                                       ----------
Other Assets
  Accrued Interest                                         28,728
                                                       ----------
     Total Other Assets                                    28,728
                                                       ----------
Liabilities
  Accrued Expenses                                            563
  Advance from Trustee                                      9,251
                                                       ----------
     Total Liabilities                                      9,814
                                                       ----------
Excess of Other Assets over Total Liabilities              18,914
                                                       ----------
Net Assets (1,535 Units of Fractional Undivided
  Interest Outstanding, $1,005.20 per Unit)            $1,542,976
                                                       ==========

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 33


Statement of Operations
------------------------------------------------------------------------------
                                       For the Year Ended,  For the Period from
                                              December 31,  April 6, 1995 (Date
                                                      1996  of Deposit) to
                                                            December 31, 1995

Investment Income
  Interest                                        $118,152       $ 88,082
                                                  --------       --------

Expenses
  Trustee's Fees                                     3,870          1,999
  Evaluator's Fees                                     839            487
  Sponser's Advisory Fee                               500            369
                                                  --------       --------

    Total Expenses                                   5,209          2,855
                                                  --------       --------

  Net Investment Income                            112,943         85,227
                                                  --------       --------

Realized and Unrealized Gain (Loss)
  Realized Gain on
    Investments                                     16,790           ---

  Change in Unrealized Appreciation
    (Depreciation) on Investments                  (39,591)        94,425
                                                  --------       --------

  Net Gain (Loss) on Investments                   (22,801)        94,425
                                                  --------       --------

  Net Increase in Net Assets
    Resulting From Operations                     $ 90,142       $179,652
                                                  ========       ========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 33


Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                  For the Year Ended,       For the Period from
                                         December 31,       April 6, 1995 (Date
                                                 1996       of Deposit) to
                                                            December 31, 1995

Operations
Net Investment Income                     $  112,943            $   85,227
Realized Gain
  on Investments                              16,790                  ----
Change in Unrealized Appreciation
  (Depreciation) on Investments              (39,591)               94,425
                                           ---------             ---------

     Net Increase in Net Assets
       Resulting From Operations              90,142               179,652
                                           ---------             ---------

Distributions to Certificateholders
  Investment Income                          113,604                71,983
  To Sponsor of Accrued Interest
     to Date of Settlement                      ----                 2,313

Redemptions
  Interest                                       643                  ----
  Principal                                  470,433                  ----
                                           ---------             ---------

     Total Distributions
       and Redemptions                       584,680                74,296
                                           ---------             ---------

     Total Increase (Decrease)              (494,538)              105,356

Net Assets
  Beginning of Year                        2,037,514             1,932,158
                                           ---------             ---------

  End of Year (Including
     Undistributed Net Investment
     Income of $9,627 and
     $10,931, Respectively)               $1,542,976            $2,037,514
                                          ==========            ==========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust, Series 33


Notes to Financial Statements
-------------------------------------------------------------------------------

1.   Organization

     Insured Municipal Securities Trust, Series 33 (the "Trust") was organized on April 6, 1995 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

     Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.   Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

     Interest Income
     Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

     Security Valuation
     Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust, Series 33


Notes to Financial Statements
-------------------------------------------------------------------------------

3.   Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.   Trust Administration

     The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

     The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

     The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

     The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended December 31, 1996, 465 units were redeemed. No units were redeemed during the period ended December 31, 1995.

     The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.01 to $1.46 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,785 and other expenses of $1,085. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust, Series 33


Notes to Financial Statements
-------------------------------------------------------------------------------

5.   Net Assets

     At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

           Original cost to Certificateholders                    $2,031,712
           Less Initial Gross Underwriting Commission                 99,554
                                                                  ----------
                                                                   1,932,158
           Accumulated Cost of Securities Sold,
             Matured or Called                                     (464,068)
           Net Unrealized Appreciation                                54,834
           Undistributed Net Investment Income                         9,627
           Undistributed Proceeds From Investments                    10,425
                                                                  ----------

                Total                                             $1,542,976
                                                                  ==========

     The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,000 units of fractional undivided interest of the Trust as of the date of deposit.

     Undistributed net investment income includes accumulated accretion of original issue discount of $1,138.

6.   Concentration of Credit Risk

     Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust, Series 33


Notes to Financial Statements
-------------------------------------------------------------------------------

7.   Financial Highlights (per unit)*

     Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**           $1,018.76
                                                        ---------
             Interest Income                                66.83
             Expenses                                       (2.95)
                                                        ---------
             Net Investment Income                          63.88
                                                        ---------
             Net Gain or Loss on Investments(1)            (12.82)
                                                        ---------

         Total from Investment Operations                   51.06
                                                        ---------

         Less Distributions
             to Certificateholders
                 Income                                     64.26
             for Redemptions
                 Interest                                     .36
                                                        ---------

         Total Distributions                                64.62
                                                        ---------

         Net Asset Value, End of Year**                 $1,005.20
                                                        =========

     See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996 and 1995 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.

--------------------------

* Unless otherwise stated, based upon average units outstanding during the year of 1,768 ([1,535 + 2,000]/2).

**  Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED

                                    SERIES 17

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 17 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------


          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to




352467.1
the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus.

          Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/2994th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

          INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

          Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies").

          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the

352467.1
claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

          All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 31.3% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 8.3%; Financial Security Assurance Inc.
("Financial Security"), 5.2%; and MBIA Corp., 17.8%.


           PUBLIC OFFERING PRICE. The secondary market Public Offering
Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.5% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,059.15 plus accrued interest of $.85 under the monthly distribution plan and $5.60 under the semi-annual distribution plan, for a total of $1,060.00 and $1,064.75, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

         ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


         Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

352467.1

         The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

352467.1


                       INSURED MUNICIPAL SECURITIES TRUST
                           NEW YORK NAVIGATOR INSURED
                                    SERIES 17

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996
Date of Deposit:  April 6, 1995                             Weighted Average Life to
Principal Amount of Bonds ...       $3,000,000                 Maturity:  22.8 Years.
Number of Units .............       2,994                   Minimum Value of Trust:
Fractional Undivided Inter-                                    Trust may be terminated if
  est in Trust per Unit .....       1/2994                     value of Trust is less than
Principal Amount of                                            $1,200,000 in principal
  Bonds per Unit ............       $1,002.00                  amount of Bonds.
Secondary Market Public                                     Mandatory Termination Date:
  Offering Price**                                             The earlier of December 31,
  Aggregate Bid Price                                          2044 or the disposition of
    of Bonds in Trust .......       $2,996,698+++              the last Bond in the Trust.
  Divided by 2,994 Units ....       $1,000.90               Trustee***:  The Chase
  Plus Sales Charge of 5.5%                                    Manhattan Bank.
    of Public Offering Price        $58.25                  Trustee's Annual Fee:  Monthly
  Public Offering Price                                        plan $1.49 per $1,000; and
    per Unit ................       $1,059.15+                 semi-annual plan $1.04 per
Redemption and Sponsors'                                       $1,000.
  Repurchase Price                                          Evaluator:  Kenny S&P
  per Unit ..................       $1,000.90+                Evaluation Services.
                                             +++            Evaluator's Fee for Each
                                             ++++              Evaluation:  Minimum of $2.83
Excess of Secondary Market                                     plus $.25 per each issue of
  Public Offering Price                                        Bonds in excess of 50 issues
  over Redemption and                                          (treating separate maturities
  Sponsors' Repurchase                                         as separate issues).
  Price per Unit ............       $58.25++++              Sponsors:  Reich & Tang
Difference between Public                                      Distributors L.P. and Gruntal
  Offering Price per Unit                                      & Co., L.L.C.
  and Principal Amount per                                  Sponsors' Annual Fee:  Maximum
  Unit Premium/(Discount) ...       $57.15                     of $.25 per $1,000 principal
Evaluation Time:  4:00 p.m.                                    amount of Bonds (see "Trust
  New York Time.                                               Expenses and Charges" in
Minimum Principal Distribution:                                Part B of this Prospectus).
  $1.00 per Unit.




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                                 Monthly         Semi-Annual
                                                 Option            Option


Gross annual interest income# .........            $59.01          $59.01
Less estimated annual fees and
  expenses ............................              2.35            2.03
Estimated net annual interest                      ______          ______
  income (cash)# ......................            $56.66          $56.98
Estimated interest distribution# ......              4.72           28.49
Estimated daily interest accrual# .....             .1573           .1582
Estimated current return#++ ...........             5.35%           5.38%
Estimated long term return++ ..........             4.86%           4.89%
Record dates ..........................           1st of          Dec. 1 and
                                                  each month      June 1
Interest distribution dates ...........           15th of         Dec. 15 and
                                                  each month      June 15

352467.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.85 monthly and $5.60 semi-annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsors' Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:

                                                                                 Distribu-
                                                                                 tions of
                                                  Distributions of Interest      Principal
                                                 During the Period (per Unit)     During
                                   Net Asset*                     Semi-            the
                     Units Out-      Value            Monthly     Annual          Period
Period Ended          standing      Per Unit          Option      Option         (Per Unit)

December 31, 1995      3,000      $1,021.11         $35.64        $36.00            -0-
December 31, 1996      2,994       1,005.75          56.42         56.88            -0-

--------------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

352467.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO

          The portfolio of the Trust consists of 12 issues representing obligations of 8 issuers located in the state of New York and 2 in Puerto Rico. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any principal amount of the Bonds were acquired. Approximately 21.7% of the Bonds are obligations of state and local housing authorities; approximately 11.7% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Four of the issues representing $755,000 of the principal amount of the Bonds are general obligation bonds. All 8 of the remaining issues representing $2,245,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Correctional Facility 1, Hospital 2, Multi-Family Housing 2, Public Building 1, Transit Facility 1, and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


          As of December 31, 1996, $1,040,000 (approximately 34.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $155,000 (approximately 5.2% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 8.3% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 57% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

352467.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New York Navigator
Insured Series 17

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 17 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997


Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Portfolio
December 31, 1996
------------------------------------------------------------------------------------------------------------------------------------



                   Aggregate                                                                                   Coupon Rate/
  Portfolio        Principal          Name of Issuer and                                     Ratings            Date(s) of
     No.            Amount              Title of Bonds                                         (1)             Maturity (2)

     1         $      250,000      N.Y. State Hsg. Finc. Agcy. Ins. Multi-Fam.                 AAA            6.250%
                                   Mtg. Hsg. Rev. Bonds 1994 Series B                                         8/15/2014
                                   (MBIA Corp.)

     2                215,000      N.Y. State Med. Care Facs. Finc. Agcy. Mental               AAA            6.375
                                   Hlth. Servs. Facs. Imprvmnt. Rev. Bonds, 1994                              8/15/2014
                                   Series E (MBIA Corp.)

     3                135,000      N.Y. State Med. Care Facs. Finc. Agcy. Mental               AAA            6.000
                                   Hlth. Servs. Facs. Imprvmnt. Rev. Bonds,                                   8/15/2020
                                   1995 Series C (MBIA Corp.)

     4                200,000      N.Y. State U.D.C. Correc. Cap. Facs. Rev. Bonds,            AAA            5.375
                                   Series 4 (MBIA Corp.)                                                      1/1/2023

     5                400,000      N.Y. City Hsg. Dev. Corp. Multi-Fam. Hsg.Rev.               AAA            6.550
                                   (FHA Ins. Mtg. Loans) Series 1993A (MBIA Corp.)                            4/1/2018

     6                400,000      The City of N.Y. Genl. Oblig. Bonds, Fiscal 1992            AAA            7.000
                                   Series H (MBIA Corp.)                                                      2/1/2020

     7                395,000      N.Y. City Muni. Wtr. Finc. Auth. Wtr. & Swr. Sys.           AAA            6.375
                                   Rev. Bonds Fiscal 1993 Series B (MBIA Corp.)                               6/15/2022

     8                400,000      Metro. Trans. Auth. Facs. Trans. Rev. Bonds,                AAA            6.000
                                   Series O (MBIA Corp.)                                                      7/1/2024

     9                150,000      Cmmnwlth. of P.R. Pub. Imprvmnt. Ref. Bonds,                AAA            5.000
                                   Series 1993 (Gen. Obg. Bonds) (MBIA Corp.)                                 7/1/2021

    10                 50,000      Cmmnwlth. of P.R. Pub. Imprvmnt. Ref. Bonds of              AAA            6.500
                                   1994 (Gen. Obg. Bonds) (MBIA Corp.)                                        7/1/2023

    11                250,000      P.R. Pub. Bldgs. Auth. Pub. Ed. & Hlth. Facs. Rev.          AAA            5.750
                                   Rfndg. Bonds Gtd. By the Commonwealth of P.R.                              7/1/2015
                                   Series L (MBIA Corp.)

    12                155,000      The City of N.Y. Genl. Oblig. Bonds, Fiscal 1991            AAA            0.000
                                   N.Y. City Savers Series B (MBIA Corp.)                                     6/1/2020
               --------------

               $    3,000,000      Total Investments (Cost $2,884,208)
               ==============

                         Redemption
                         Feature (2)(4)
  Portfolio            S.F.-Sinking Fund            Market
     No.                Ref.-Refunding              Value (3)

     1               8/15/07 @ 100 S.F.        $          259,868
                     8/15/04 @ 102 Ref.


     2               8/15/10 @ 100 S.F.                   231,224
                     8/15/04 @ 102 Ref.


     3               No Sinking Fund                      139,541
                     2/1/05 @ 102 Ref.


     4               1/1/14 @ 100 S.F.                    190,980
                     1/1/04 @ 102 Ref.

     5               4/1/16 @ 100 S.F.                    418,604
                     4/1/03 @ 102 Ref.

     6               No Sinking Fund                      441,872
                     2/1/02 @ 101.5 Ref.

     7               6/15/21 @ 100 S.F.                   416,504
                     6/15/02 @ 101 Ref.

     8               7/1/21 @ 100 S.F.                    413,748
                     7/1/04 @ 101.5 Ref.

     9               7/1/19 @ 100 S.F.                    139,401
                     7/1/03 @ 100 Ref.

    10               7/1/18 @ 100 S.F.                     54,734
                     7/1/04 @ 101.5 Ref.

    11               7/1/11 @ 100 S.F.                    253,690
                     7/1/03 @ 101.5 Ref.


    12               No Sinking Fund                       42,525
                     None

                                               ------------------
                                               $        3,002,691
                                               ==================




   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Footnotes to Portfolio
-------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

               Gross unrealized appreciation               $         118,483
               Gross unrealized depreciation                           -
                                                           ------------------


               Net unrealized appreciation                 $         118,483
                                                           =================


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Statement of Net Assets
December 31, 1996




Investments in Securities,
     at Market Value (Cost $2,884,208)                          $    3,002,691
                                                                --------------
Other Assets
     Accrued Interest                                                   63,414
                                                                --------------
         Total Other Assets                                             63,414
                                                                --------------

Liabilities
     Accrued Expenses                                                    1,126
     Advance from Trustee                                               53,776
                                                                --------------
         Total Liabilities                                              54,902
                                                                --------------

Excess of Other Assets over Total Liabilities                            8,512
                                                                --------------

Net Assets (2,994 Units of Fractional Undivided
     Interest Outstanding, $1,005.75 per Unit)                  $    3,011,203
                                                                ==============

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Statement of Operations

                                                For the Year Ended,         For the Period from
                                                       December 31,         April 6, 1995 (Date
                                                               1996         of Deposit) to
                                                                            December 31, 1995

Investment Income
     Interest                                           $   178,255                $   131,632
                                                        -----------                -----------
Expenses
     Trustee's Fees                                           5,918                      3,259
     Evaluator's Fees                                           840                        505
     Sponsers Advisory Fee                                      750                        554
                                                        -----------                -----------
         Total Expenses                                       7,508                      4,318
                                                        -----------                -----------

     Net Investment Income                                  170,747                    127,314
                                                        -----------                -----------

Realized and Unrealized Gain (Loss)
     Realized Gain (Loss) on
         Investments                                           ----                       ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (47,154)                   165,637
                                                        -----------                -----------

     Net Gain (Loss) on Investments                         (47,154)                   165,637
                                                        -----------                -----------

     Net Increase in Net Assets
         Resulting From Operations                      $   123,593                $   292,951
                                                        ===========                ===========


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Statement of Changes in Net Assets


                                                     For the Year Ended,         For the Period from
                                                            December 31,         April 6, 1995 (Date
                                                                    1996         of Deposit) to
                                                                                 December 31, 1995

Operations
Net Investment Income                                      $   170,747           $     127,314
Realized Gain (Loss)
     on Investments                                               ----                    ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (47,154)                165,637
                                                           -----------             -----------

          Net Increase in Net Assets
                Resulting From Operations
                                                               123,593                 292,951
                                                           -----------             -----------

Distributions to Certificateholders
     Investment Income                                         169,716                 107,238
     To Sponsor of Accrued Interest
         to Date of Settlement                                    ----                   3,435

Redemptions
     Interest                                                       25                    ----
     Principal                                                   5,993                    ----
                                                           -----------             -----------

         Total Distributions
             and Redemptions                                   175,734                 110,673
                                                           -----------             -----------

         Total Increase (Decrease)                             (52,141)                182,278

Net Assets
     Beginning of Year                                       3,063,344               2,881,066
                                                           -----------             -----------

     End of Year (Including
         Undistributed Net Investment
         Income of $17,647 and
         $16,641, Respectively)                           $  3,011,203            $  3,063,344
                                                          ============            ============


    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Notes to Financial Statements


1.       Organization

         Insured Municipal Securities Trust, New York Navigator Insured Series 17 (the "Trust") was organized on April 6, 1995 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the Trustee). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Notes to Financial Statements


3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended December 31, 1996, 6 units were redeemed. No units were redeemed during the period ended December 31, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.04 to $1.49 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $3,977 and other expenses of $1,941. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Notes to Financial Statements


5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

               Original cost to Certificateholders              $     3,029,512
               Less Initial Gross Underwriting Commission               148,446
                                                                ---------------
                                                                      2,881,066
               Accumulated Cost of Securities Sold,
                  Matured or Called                                        ----
               Net Unrealized Appreciation                              118,483
               Undistributed Net Investment Income                       17,647
               Undistributed Proceeds From Investments                   (5,993)
                                                                ---------------
                  Total                                         $     3,011,203
                                                                ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $3,142.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New York Navigator Insured Series 17
Notes to Financial Statements


7.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**                  $     1,021.11
                                                               --------------
             Interest Income                                            59.48
             Expenses                                                   (2.51)
                                                               --------------
             Net Investment Income                                      56.97
                                                               --------------
             Net Gain or Loss on Investments(1)                        (15.69)
                                                               --------------

         Total from Investment Operations                               41.28
                                                               --------------

         Less Distributions
             to Certificateholders
                 Income                                                 56.63
             for Redemptions
                 Interest                                                 .01
                                                               --------------

         Total Distributions                                            56.64
                                                               --------------

         Net Asset Value, End of Year**                        $     1,005.75
                                                               ==============

         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996 and 1995 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.


-----------------
     * Unless otherwise stated, based upon average units outstanding during the year of 2,997 ([2,994 + 3,000]/2).

     **  Based upon actual units outstanding.

                     Prospectus Part A Dated April 30, 1997



                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED

                                    SERIES 13

-------------------------------------------------------------------------------


          The Trust is a unit investment trust designated Series 13 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. There can be no assurance that the Trust's investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------


          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue




352472.1
discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit in the Trust represents a 1/2058th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

          INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre- Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

          Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof.


          None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

          All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 63.4% of the Bonds in




                                       A-2
352472.1
the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 11.7%; Financial Guaranty Insurance Company ("Financial Guaranty"), 7.8%; and MBIA Corp., 43.9%.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 5.5% of the Public Offering Price, or 5.820% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,061.12 plus accrued interest of $.88 under the monthly distribution plan and $5.62 under the semi-annual distribution plan, for a total of $1,062.00 and $1,066.74, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term

352472.1

Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsors upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 5.5% of the Public Offering Price (5.820% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

352472.1


                       INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED
                                    SERIES 13

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1996
Date of Deposit:  April 6, 1995                            Minimum Principal Distribution:
Principal Amount of Bonds ..        $2,050,000                $1.00 per Unit.
Number of Units ............        2,058                  Weighted Average Life to Maturity:
Fractional Undivided Inter-                                   26.3 Years.
  est in Trust per Unit ....        1/2058                 Minimum Value of Trust:
Principal Amount of                                           Trust may be terminated if value of
  Bonds per Unit ...........        $996.11                   Trust is less than $880,000 in
Secondary Market Public                                       principal amount of Bonds.
  Offering Price**                                         Mandatory Termination Date:
  Aggregate Bid Price                                         The earlier of December 31, 2044 or
    of Bonds in Trust ......        $2,063,685+++             the disposition of the last Bond in
  Divided by 2,058 Units ...        $1,002.76                 the Trust.
  Plus Sales Charge of 5.5%                                Trustee***:  The Chase Manhattan
    of Public Offering Price        $58.36                    Bank.
  Public Offering Price                                    Trustee's Annual Fee:  Monthly
    per Unit ...............        $1,061.12+                plan $1.49 per $1,000; and semi-
Redemption and Sponsors'                                      annual plan $1.04 per $1,000.
  Repurchase Price                                         Evaluator:  Kenny S&P Evaluation
  per Unit .................        $1,002.76+                Services.
                                             +++           Evaluator's Fee for Each
                                             ++++             Evaluation:  Minimum of $2.83 plus
Excess of Secondary Market                                    $.25 per each issue of Bonds in
  Public Offering Price                                       excess of 50 issues (treating
  over Redemption and                                         separate maturities as separate
  Sponsors' Repurchase                                        issues).
  Price per Unit ...........        $58.36++++             Sponsors:  Reich & Tang Distributors
Difference between Public                                     L.P. and Gruntal & Co., L.L.C.
  Offering Price per Unit                                  Sponsors' Annual Fee:  Maximum of
  and Principal Amount per                                    $.25 per $1,000 principal amount of
  Unit Premium/(Discount) ..        $65.01                    Bonds (see "Trust Expenses and
Evaluation Time:  4:00 p.m.                                   Charges" in Part B of this
  New York Time.                                              Prospectus).





       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                                   Monthly       Semi-Annual
                                                   Option          Option


Gross annual interest income# .........             $57.82         $57.82
Less estimated annual fees and
  expenses ............................               2.70           2.53
Estimated net annual interest                       ______         ______
  income (cash)# ......................             $55.12         $55.29
Estimated interest distribution# ......               4.59          27.64
Estimated daily interest accrual# .....              .1531          .1535
Estimated current return#++ ...........              5.19%          5.21%
Estimated long term return++ ..........              4.93%          4.94%
Record dates ..........................           1st of           Dec. 1
                                                  each month       June 1
Interest distribution dates ...........           15th of          Dec. 15
                                                  each month       June 15




                                       A-5
352472.1

                  Footnotes to Summary of Essential Information


* The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

+ Plus accrued interest to the expected date of settlement (approximately three business days after purchase) of $.88 monthly and $5.62 semi-annually.


++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

+++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
     Redemption Price" in Part B of this Prospectus.

#    Does not include income accrual from original issue discount bonds, if any.



                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:
                                                                                 Distribu-
                                                                                 tions of
                                                  Distributions of Interest      Principal
                                                 During the Period (per Unit)     During
                                   Net Asset*                      Semi-           the
                      Units Out-     Value            Monthly      Annual        Period
Period Ended           standing     Per Unit          Option       Option       (Per Unit)
December 31, 1995       2,200     $1,019.67           $35.42       $35.64          -0-
December 31, 1996       2,058      1,007.82            55.85        56.31          -0-

---------------

* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.



                                       A-6
352472.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1996



DESCRIPTION OF PORTFOLIO


          The portfolio of the Trust consists of 9 issues representing obligations of 8 issuers located in the state of New Jersey and 1 in Puerto Rico. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 26.3% are hospital revenue bonds+; none were issued in connection with the financing of nuclear generating facilities; and approximately 14.6% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $150,000 of the principal amount of the Bonds is a general obligation bond. All 8 of the remaining issues representing $1,900,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Electric and Gas 1, Hospital 2, Port Authority 1, Sewer Revenue 2, Single Family Mortgage Revenue 1 and Solid Waste 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1996, $400,000 (approximately 19.5% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $100,000 (approximately 4.9% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 80.5% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

          Portfolio Nos. 3, 4 and 6 in the Trust may be subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


-----------------

+ A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.




                                       A-7
352472.1

                        Report of Independent Accountants


To the Sponsor, Trustee and Certificateholders of
Insured Municipal Securities Trust, New Jersey Navigator
Insured Series 13

In our opinion, the accompanying statement of net assets, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13 (the "Trust") at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated March 31, 1996 expressed an unqualified opinion on those financial statements.




PRICE WATERHOUSE LLP
160 Federal Street
Boston, MA 02110
March 28, 1997

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Portfolio
December 31, 1996
-------------------------------------------------------------------------------------------------------------------


                                                                                                               Redemption
             Aggregate                                                                     Coupon Rate/      Feature (2)(4)
 Portfolio   Principal    Name of Issuer and                                 Ratings        Date(s) of      S.F.-Sinking Fund
    No.       Amount        Title of Bonds                                     (1)         Maturity (2)      Ref.-Refunding

    1      $  300,000     N.J. Hlth. Care Fac. Fincg. Auth. Rev. Bonds         AAA         6.000%          7/01/17 @ 100 S.F.
                          Newark Beth Israel Med. Cntr. Issue Series 1994                  7/01/2024       7/01/04 @ 102 Ref.
                          (FSA Insrd.) (MBIA Corp.)

    2         240,000     N.J. Hlth. Care Fac. Fincg. Auth Rev. Bonds Jersey   AAA         6.250           7/01/15 @ 100 S.F.
                          Shore Med. Cntr. Ob. Grp. Issue, Series 1994                     7/01/2016       7/01/04 @ 102 Ref
                          (MBIA Corp.)

    3         300,000     N.J. Hsg. & Mtg. Finc. Agncy. Home Buyer Rev.        AAA         5.500           4/01/19 @ 100 S.F.
                          Bonds 1993 Series H (AMT) (MBIA Corp.)                           10/01/2026      10/01/03 @ 102 Ref.

    4         300,000     The Port. Auth. of N.Y. and N.J. Consld.             AAA         6.125           7/15/17 @ 100 S.F.
                          Ninety-Fifth Series (AMT) (MBIA Corp.)                           7/15/2022       7/15/04 @ 101 Ref.

    5         300,000     The Hoboken-Union City-Weehawken Swrg.               AAA         6.200           8/01/16 @ 100 S.F.
                          Auth. (N.J.) Swr. Rev. Bonds (Ref. Series 1992)                  8/01/2019       8/01/02 @ 102 Ref.
                          (MBIA Corp.)

    6          60,000     Mercer Cnty. (N.J.) Improvement Auth. Insrd.         AAA         6.700           4/01/08 @ 100 S.F.
                          Solid Waste Rev. Bonds (Resource Rec. Prjt.)                     4/01/2013       4/01/02 @ 102 Ref.
                          Rfndg. Series 1992A (AMT) (MBIA Corp.)

    7         300,000     The Poll. Cntrl. Fincg. Auth. of Salem Ctny. (N.J.)  AAA         6.250           No Sinking Fund
                          Poll. Cntrl. Rev. Rfndg. Bonds 1994 Series B                     6/01/2031       6/01/04 @ 102 Ref.
                          (Pub. Serv. Elec. & Gas Co. Prjt.) (MBIA Corp.)

    8         150,000     Cmmwlth. of P.R. Pub. Imprvmnt. Ref. Bonds of        AAA         6.500           7/01/18 @ 100 S.F.
                          1994 (Gen. Oblig. Bonds) (MBIA Corp.)                            7/01/2023       7/01/04 @ 101.5 Ref.

    9         100,000     West N.Y., N.J. Muni. Utils. Auth. (Hudson Ctny.     AAA         0.000           No Sinking Fund
                          N.J.) Swr. Rev. Rfndg. Cap. Apprec. Bonds                        12/15/2020      None
                          Series 1991 (MBIA Corp.)
           ----------

           $2,050,000     Total Investments (Cost $1,978,272)
           ==========


 Portfolio     Market
    No.        Value (3)

    1           308,748



    2           255,190



    3           284,040


    4           310,389


    5           317,049



    6            60,101



    7           318,840



    8           164,201


    9            26,943



           ------------
           $  2,045,501
           ============


   See accompanying footnotes to portfolio and notes to financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Footnotes to Portfolio
--------------------------------------------------------------------------------

1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust - Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1996, the net unrealized appreciation of all the bonds was comprised of the following:

           Gross unrealized appreciation                 $      70,013
           Gross unrealized depreciation                        (2,784)
                                                         -------------


           Net unrealized appreciation                   $      67,229
                                                         =============


4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Statement of Net Assets
December 31, 1996
-----------------------



Investments in Securities,
     at Market Value (Cost $1,978,272)                        $    2,045,501
                                                              --------------
Other Assets
     Accrued Interest                                                 44,290
                                                              --------------
         Total Other Assets                                           44,290
                                                              --------------

Liabilities
     Accrued Expenses                                                    612
     Advance from Trustee                                             15,090
                                                              --------------
         Total Liabilities                                            15,702
                                                              --------------

Excess of Other Assets over Total Liabilities                         28,588
                                                              --------------

Net Assets (2,058 Units of Fractional Undivided
     Interest Outstanding, $1,007.82 per Unit)                $    2,074,089
                                                              ==============

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Statement of Operations
-----------------------


                                                For the Year Ended,       For the Period from
                                                       December 31,       April 6, 1995 (Date
                                                               1996       of Deposit) to
                                                                          December 31, 1995

Investment Income
     Interest                                           $   129,207               $     95,721
                                                        -----------               ------------
Expenses
     Trustee's Fees                                           4,290                      2,053
     Evaluator's Fees                                           840                        444
     Sponser's Advisory Fee                                     550                        550
                                                        -----------               ------------

         Total Expenses                                       5,680                      3,047
                                                        -----------               ------------

     Net Investment Income                                  123,527                     92,674
                                                        -----------               ------------

Realized and Unrealized Gain (Loss)
     Realized Gain on
         Investments                                          6,169                       ----

     Change in Unrealized Appreciation
         (Depreciation) on Investments                      (31,523)                    98,752
                                                        -----------               ------------

     Net Gain (Loss) on Investments                         (25,354)                    98,752
                                                        -----------               ------------

     Net Increase in Net Assets
         Resulting From Operations                      $    98,173                $   191,426
                                                        ===========               ============

    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Statement of Changes in Net Assets


                                                For the Year Ended,       For the Period from
                                                       December 31,       April 6, 1995 (Date
                                                               1996       of Deposit) to
                                                                          December 31, 1995

Operations
Net Investment Income                                     $    123,527         $        92,674
Realized Gain
     on Investments                                              6,169                    ----
Change in Unrealized Appreciation
     (Depreciation) on Investments                             (31,523)                 98,752
                                                          -------------        ---------------

          Net Increase in Net Assets
                Resulting From Operations                       98,173                 191,426
                                                          -------------        ---------------

Distributions to Certificateholders
     Investment Income                                         123,190                  78,075

Redemptions
     Interest                                                      128                   2,504
     Principal                                                 144,035                    ----
                                                          -------------        ---------------

         Total Distributions
             and Redemptions                                   267,353                  80,579
                                                          -------------        ---------------

         Total Increase (Decrease)                            (169,180)                110,847

Net Assets
     Beginning of Year                                       2,243,269               2,132,422
                                                          -------------        ---------------

     End of Year (Including
         Undistributed Net Investment
         Income of $12,304 and
         $12,095, Respectively)                           $  2,074,089            $  2,243,269
                                                          ============         ===============



    The accompanying notes form an integral part of the financial statements.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Notes to Financial Statements


1.       Organization

         Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13 (the "Trust") was organized on April 6, 1995 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor. Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank (the "Trustee"). Accordingly, Chase is the successor trustee of the Trust.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

         Interest Income
         Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

         Security Valuation
         Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Notes to Financial Statements

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended December 31, 1996, 142 units were redeemed. No units were redeemed during the period ended December 31, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.04 to $1.49 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1996, the "Trustee's Fees" are comprised of Trustee fees of $2,960 and other expenses of $1,330. The other expenses include professional, printing and miscellaneous fees.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Notes to Financial Statements


5.       Net Assets

         At December 31, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

            Original cost to Certificateholders               $     2,242,294
            Less Initial Gross Underwriting Commission                109,872
                                                              ---------------
                                                                    2,132,422
            Accumulated Cost of Securities Sold,
               Matured or Called                                     (156,050)
            Net Unrealized Appreciation                                67,229
            Undistributed Net Investment Income                        12,304
            Undistributed Proceeds From Investments                    18,184
                                                              ---------------

               Total                                          $     2,074,089
                                                              ===============

         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,200 units of fractional undivided interest of the Trust as of the date of deposit.

         Undistributed net investment income includes accumulated accretion of original issue discount of $1,900.

6.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Insured Municipal Securities Trust,
New Jersey Navigator Insured Series 13
Notes to Financial Statements


7.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended December 31, 1996:

         Net Asset Value, Beginning of Year**                 $     1,019.67
                                                              ---------------
             Interest Income                                           60.69
             Expenses                                                  (2.67)
                                                              ---------------
             Net Investment Income                                     58.02
                                                              ---------------
             Net Gain or Loss on Investments(1)                       (11.95)
                                                              ---------------

         Total from Investment Operations                              46.07
                                                              ---------------

         Less Distributions
             to Certificateholders
                 Income                                                57.86
             for Redemptions
                 Interest                                                .06
                                                              ---------------

         Total Distributions                                           57.92
                                                              ---------------

         Net Asset Value, End of Year**                       $     1,007.82
                                                              ==============

         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended December 31, 1996 and 1995 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1996 and the dates of net gain and loss on investments.

-----------------

     * Unless otherwise stated, based upon average units outstanding during the year of 2,129 ([2,058 + 2,200]/2).

     **  Based upon actual units outstanding.








             Note: Part B of This Prospectus May Not Be Distributed
                          Unless Accompanied by Part A.

                        Please Read and Retain Both Parts
                    of This Prospectus For Future Reference.


                       INSURED MUNICIPAL SECURITIES TRUST

                                Prospectus Part B


                              Dated: April 30, 1997



                                    THE TRUST




                  ORGANIZATION. "Insured Municipal Securities Trust" (the "Trust") consists of the "unit investment trust" designated as set forth in Part A.* The Trust was created under the laws of the State of New York pursuant to the Trust Indenture and Agreement** (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors L.P., or depending on the particular Trust, among Reich & Tang Distributors L.P. and Gruntal & Co., L.L.C. as Co-Sponsors (the Sponsor or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, as Evaluator and depending on the particular Trust, either The Bank of New York or The Chase Manhattan Bank, as Trustee. The name of the Sponsor for a particular Trust is contained in the "Summary of Additional Information" in Part A.


                  On the Date of Deposit, the Sponsor deposited with the Trustee long-term insured bonds, and/or delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds") and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust. The Trust consists of the Bonds described under "The Trust" in Part A, the interest (including, where applicable, earned original issue discount) on which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law.

                  Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of the Trust in the ratio of one Unit to the principal amount of Bonds in the Trust on such date as specified in Part A of this Prospectus. To the extent that


--------
* This Part B relates to the outstanding series of Insured Municipal Securities Trust, Insured Municipal Securities Discount Trust, Insured Municipal Securities New York Navigator Insured Trust, Insured Municipal Securities Pennsylvania Navigator Insured Trust and/or Insured Municipal Securities New Jersey Navigator Insured Trust as reflected in Part A attached hereto.
** References in this Prospectus to the Trust Agreement are qualified in their entirety by the Trust Indenture and Agreement which is incorporated herein.


112677.5
any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the Underwriters, or until the termination of the Trust Agreement.

                  OBJECTIVES. The Trust, one of a series of similar but separate unit investment trusts formed by the Sponsor, offers investors the opportunity to participate in a portfolio of long-term insured tax-exempt bonds with a greater diversification than they might be able to acquire themselves. The objectives of the Trust are to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law and exempt from state and local income tax to the extent indicated herein when received by persons subject to state and local taxation in a state in which the issuers of the Bonds are located. Such interest income may, however, be subject to the federal corporate alternative minimum taxes and to state and local taxes. (See "Description of Portfolio" in Part A for a list of those Bonds which pay interest income subject to federal individual alternative minimum tax. See also "Tax Status".) Consistent with such objectives, the Sponsor has obtained bond insurance guaranteeing the scheduled payment of principal and interest on certain of the Bonds and have purchased, as to the remainder of each Trust Portfolio, Bonds which are already covered by insurance. (See "Insurance on the Bonds".) An investor will realize taxable income upon maturity or early redemption of the market discount bonds in a Trust portfolio and will realize, where applicable, tax-exempt income to the extent of the earned portion of interest, including original issue discount earned on the Bonds in a Trust portfolio. Investors should be aware that there is no assurance the Trust's objectives will be achieved as these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the abilities of the Insurance Companies to meet their obligations under the policies of insurance issued on the Bonds, on the continuing satisfaction of the Bonds of the conditions required for the exemption of interest thereon from regular federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.

                  Since disposition of Units prior to final liquidation of each Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. Neither the Trust nor the Total Reinvestment Plan are designed to be complete investment programs.


                  PORTFOLIO. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("Standard & Poor's") at the time originally deposited in the Trust. (See "Insurance on the Bonds.") The "AAA" rating was assigned to the Bonds by Standard & Poor's because each Bond was insured by a municipal bond guaranty insurance policy issued by a company whose claims-paying ability was rated "AAA" by Standard & Poor's at that time. In the event of a downgrading of the claims-paying ability of one of the insurers, as of the Evaluation Date, the Bonds in the Trust which are insured by that company would no longer be rated "AAA" by Standard & Poor's. The Units of Trusts containing the downgraded bonds are no longer rated "AAA."


                  For information regarding (i) the number of issues in the Trust, (ii) the range of fixed maturities of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see

                                       -2-
112677.5

"Information Regarding the Trust" and "Portfolio" in Part A of this
Prospectus.



                  When selecting Bonds for a Trust, the following factors, among others, were considered by the Sponsor: (a) the quality of the Bonds and whether such Bonds, whether Sponsor-Insured or Pre-Insured, were rated "AAA" by Standard & Poor's, (b) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity, (c) income to the Certificateholders of the Trust, (d) whether a bond was insured, or insurance was available for the Bonds at a reasonable cost, (e) in connection with Bonds for which bond insurance was obtained by the Sponsor, the quality of the Bonds and whether they were rated, without regard to such bond insurance, "A" or better by either Standard & Poor's or Moody's Investors Service, Inc. ("Moody's"), and (f) the diversification of the Trust portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet the Trust's quality, rating, yield and price criteria. Subsequent to the Date of Deposit, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. (See "Portfolio Supervision".) For an interpretation of the bond ratings see "Description of Bond Ratings".

                  Housing Bonds: Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of rental housing bonds contained therein.

                  Hospital Revenue Bonds: Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

                  The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities


                                       -3-
112677.5
financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or (iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.

                  Nuclear Power Facility Bonds: Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. In view of developments in connection with such facilities, legislative and administrative actions have been taken and proposed relating to the development and operation of nuclear generating facilities. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.

                  Mortgage Subsidy Bonds: Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied residences. Section 103A of the Internal Revenue Code of 1954, as amended, provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.

                  Mortgage Revenue Bonds: Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law) "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to federal income tax. If any portion of the Bond proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

                  Private Activity Bonds: The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds ("IRBs") if issued prior to 1987) which would be primarily of two types:
(1) Bonds for a publicly owned facility which a private entity may

                                       -4-
112677.5
have a right to use or manage to some degree, such as an airport, seaport facility or water system and (2) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.


                  The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

                  The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.


                  Litigation: Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting changes in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in a Trust.


                  To the Sponsor's knowledge, there was no litigation pending as of the initial Date of Deposit with respect to any Bonds which might reasonably be expected to have a material adverse effect on a Trust. Subsequent to the Date of Deposit, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as, for example, suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it might have a material adverse effect on a Trust.


                  Other Factors: The Bonds in the Trust, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the Trusts are also subject to

                                       -5-
112677.5
mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

                  The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

                  In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsor is unable to predict to what extent financially troubled municipalities may seek court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the Trusts.

                  The Trust may also include "moral obligation" bonds. Under statutes applicable to such bonds, if any issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Description of Portfolio" in Part A of this Prospectus for the amount of moral obligation bonds contained therein.

                  Certain of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds is contained under "Portfolio". Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time Certificateholders purchase their Units.

                  Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that a Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Bond or the exercise of any redemption or call provision will be distributed to Certificateholders on the next distribution date, except to the extent such proceeds are applied to meet redemptions of Units. (See "Trustee Redemption".)


                  Puerto Rico Bonds: Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico which will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is closely integrated with that of the mainland United States. During fiscal year 1995, approximately 89% of Puerto Rico's exports were to the United States mainland, which was also the source of 65% of Puerto Rico's imports. In fiscal 1995, Puerto Rico experienced a $4.6 billion positive adjusted trade balance. The economy of Puerto Rico is dominated by

                                       -6-
112677.5
the manufacturing and service sectors. The manufacturing sector has experienced a basic change over the years as a result of increased emphasis on higher wage, high technology industries such as pharmaceuticals, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The service sector, including finance, insurance and real estate, wholesale and retail trade, and hotel and related services, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment. In recent years, the service sector has experienced significant growth in response to and paralleling the expansion of the manufacturing sector. Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently in each fiscal year. In fiscal 1995, aggregate personal income was $27.0 billion ($22.5 billion in 1987 prices) and personal income per capita was $7,296 ($6,074 in 1987 prices). Personal income includes transfer payments to individuals in Puerto Rico under various social programs. Total federal payments to Puerto Rico, which include many types in addition to federal transfer payments, are lower on a per capita basis in Puerto Rico than in any state. Transfer payments to individuals in fiscal 1995 were $5.9 billion, of which $4.0 billion, or 67.6%, represent entitlement to individuals who had previously performed services or made contributions under programs such as Social Security, Veterans Benefits and Medicare. The number of persons employed in Puerto Rico during fiscal 1995 averaged 1,051,000, an increase of 4.0% over fiscal 1994. The unemployment rate in Puerto Rico for fiscal 1995 decreased from 16.0% to 13.8%. The Puerto Rico Planning Board's most recent gross product forecast for fiscal 1996, made in February 1995, showed an increase of 2.7%. The Planning Board's Economic Activity Index, a composite index for thirteen economic indicators, increased 2.7% for the first seven months of fiscal 1995 compared to the same period of fiscal 1994, which period showed an increase of 1.7% over the same period of fiscal 1993. During the first four months of fiscal 1996 the Index increased 1.8% compared to the same period of fiscal 1995, which period showed an increase of 2.7% over the same period of fiscal 1994. Growth in the Puerto Rico economy in fiscal 1996 depends on several factors, including the state of the United States economy and the relative stability in the price of oil imports, the exchange value of the U.S. dollar, the level of federal transfers and the cost of borrowing.


                  DISCOUNT AND ZERO COUPON BONDS. Some of the Bonds in a Trust may be original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. (See "Tax Status".) The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, some of the aggregate principal amount of the Bonds in the Trust may be Zero Coupon Bonds. (See "Description of Portfolio" in Part A.) Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredit value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate, although certain zero coupon housing bonds may be subject to mandatory call provisions.

                  Some of the Bonds in the Trust may have been purchased at a "market" discount from par value at maturity. This is because the coupon

                                       -7-
112677.5
interest rates on the discount bonds at the time they were purchased and deposited in each Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance the discount bonds were for the most part issued at then current coupon interest rates. The current yields (coupon interest income as a percentage of market price) of discount bonds will be lower than the current yields of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Discount Bonds with a large term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to maturity. If interest rates rise, the value of discount bonds will decrease; and if interest rates decline, the value of discount bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.

                  INSURANCE ON THE BONDS. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor with respect to Bonds which were not insured prior to their deposit in the Trust ("Sponsor-Insured Bonds") or the issuer, underwriter or prior owner of the Bonds ("Pre-Insured Bonds"), and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B (the "Insurance Companies"). The insurance policies are non-cancelable and will continue in force so long as the Bonds are outstanding and the insurers remain in business. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee the market value of the Bonds or the value of the Units. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. An insurance company that is required to pay interest and/or principal in respect of any Bond will succeed and be subrogated to the Trustee's right to collect such interest and/or principal from the issuer and to other related rights of the Trustee with respect to any such Bond.

                  Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premiums payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its

                                       -8-
112677.5
obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be down-graded.


                  NAVIGATOR INSURED TRUSTS. Sponsor-Insured Bonds: Each of the Bonds in the Navigator Trusts is insured by a financial guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Corp. covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but have not been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has issued such policy or policies covering each of the Bonds in the Navigator Trusts and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the Navigator Trusts. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee any accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover for any accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor will the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of such an acceleration, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times as such payments would have been made absent any such acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the Navigator Portfolios and does not remove market risk nor does it guarantee the market value of Units in the Navigator Trusts. The terms of the insurance are more fully described herein. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the Navigator Trusts see "Portfolio Supervision" in Part B. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the Navigator Trusts. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the Navigator Trusts. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the Navigator Trusts may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.


                  Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

                                       -9-
112677.5

                  Pre-Insured Bonds: Some of the Bonds in the Trusts which are insured under policies obtained by the Bond issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") are insured either by AMBAC Indemnity Corporation ("AMBAC"), Bond Investors Guaranty ("BIG"), Capital Guaranty Insurance Company ("Capital Guaranty"), Connie Lee Insurance Company ("Connie Lee"), Financial Guaranty Insurance Company ("Financial Guaranty"), Financial Security Assurance, Inc. ("Financial Security"), Firemen's Insurance Co. ("Firemen's"), Industrial Indemnity Company ("IIC") (which operates the Health Industry Board Insurance Program ("HIBI Program"), Municipal Bond Insurance Association ("MBIA"), MBIA Corp. or United States Fidelity and Guaranty Company ("USF&G Company") (collectively the "Insurance Companies"). The cost of this insurance is borne by the respective issuers, underwriters or prior owners of the Pre-Insured Bonds. The percentage of each Portfolio insured by each insurance company, if any, is set forth under "Insurance" in Part A of this Prospectus.

                  AMBAC is a Wisconsin-domiciled stock insurance corporation, regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets (unaudited) of approximately $2,585,000,000, and statutory capital (unaudited) of approximately $1,467,000,000 as of December 1, 1996. Statutory capital consists of AMBAC's policyholders' surplus and statutory contingency reserve. AMBAC is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held company. Standard & Poor's, Moody's and Fitch Investors Service, L.P. ("Fitch") have each assigned a triple-A claims paying ability rating to AMBAC.


                  AMBAC has entered into pro rata reinsurance agreements under which a percentage of the insurance underwritten pursuant to certain municipal bond insurance programs of AMBAC has been and will be assumed by a number of foreign and domestic unaffiliated reinsurers.

                  AMBAC has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by AMBAC will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by AMBAC under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by issuer of the Bonds.



                  Connie Lee, a stock insurance company incorporated in Wisconsin, is a wholly-owned subsidiary of College Construction Loan Insurance Association, a stockholder-owned District of Columbia insurance holding company whose creation was authorized by the 1986 amendments to the Higher Education Act to provide financial guaranties for educational facilities. The Omnibus Consolidated Appropriations Act, 1997 (the "Privatization Act"), enacted by Congress and signed by the President on September 30, 1996, has repealed substantially all of the provisions of the Higher Education Act which previously dictated the structure and operational authorities of Connie Lee. Also in accordance with the Privatization Act, Construction Loan Insurance Corporation repurchased on February 27, 1997 all of the 1,914,800 shares (14% of total ownership) of the stock of Construction Loan Insurance Corporation previously owned by the United States Department of Education. Construction Loan Insurance Corporation is currently owned by a group of stockholders that includes Student Loan Marketing Association ("Sallie Mae") and various institutional investors. NEITHER CONNIE LEE NOR CONSTRUCTION LOAN INSURANCE CORPORATION IS AN AGENCY OR INSTRUMENTALITY OF THE UNITED STATES GOVERNMENT, AND THE UNITED STATES GOVERNMENT IS NOT AN INVESTOR IN CONNIE LEE OR CONSTRUCTION LOAN INSURANCE CORPORATION. THE OBLIGATIONS OF CONNIE LEE ARE NOT OBLIGATIONS OF THE UNITED STATES GOVERNMENT OR GUARANTEED IN ANY WAY BY THE FULL FAITH AND CREDIT OF THE UNITED STATES GOVERNMENT.



                                      -10-
112677.5

                  As of December 31, 1996, the total policyholders' surplus of Connie Lee was $155,885,454 (audited) and total admitted assets were $32,533,675 (audited), as reported to the Commissioner of Insurance of the State of Wisconsin in Connie Lee's financial statements prepared in accordance with statutory accounting principals applicable to insurance companies. Copies of these financial statements are available from Connie Lee upon request.

                  The consolidated annual (audited) and quarterly (unaudited) financial statements of Construction Loan Insurance Corporation prepared in accordance with generally accepted accounting principles are filed periodically with the Nationally Recognized Municipal Securities Information Repositories designated under Rule 15c2-12 of the Securities and Exchange Commission. Copies of these financial statements are available from Connie Lee upon request.


                  As of the Evaluation Date, the claims-paying ability of Connie Lee has been rated "AAA" by Standard & Poor's.


                  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation ("FGIC"), a Delaware holding company. FGIC is a wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). Neither FGIC nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of December 31, 1996, the total capital and surplus of Financial Guaranty was approximately $1,093,256,000. In addition, Financial Guaranty is currently licensed to write insurance in 50 states and the District of Columbia.


                  As of the Evaluation Date, the claims-paying ability of Financial Guaranty has been rated "AAA" by Standard & Poor's.



                  Firemen's, which was incorporated in New Jersey in 1855, is a wholly-owned subsidiary of The Continental Corporation ("CIC") and a member of CNA, a group of life, property and casualty insurance companies. On May 10, 1995, CNA Financial Corporation purchased the outstanding shares of CIC. Firemen's, among other policy types, provides unconditional and non-cancelable insurance on industrial development revenue bonds. As of June 30, 1996, Firemen's statutory surplus (audited) was $405,434,074.



                  As of the Evaluation Date, the claims-paying ability of Firemen's has been rated "A-" by Standard & Poor's (see "Ratings" under "Insurance on the Bonds" in this Part B).



                  Financial Security is a monoline insurance company incorporated in 1984 under the laws of the State of New York and is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

                  Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprises Holdings, Inc., US WEST Capital Corporation and The Tokio Marine and Fire Insurance Co., Ltd. No shareholder of Holdings is obligated to pay any debt of Financial Security or any claim under any insurance policy issued by Financial Security or to make any additional contribution to the capital of Financial Security.

                  Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or any of its domestic operating insurance company subsidiaries are reinsured among such companies on an agreed upon percentage substantially


                                      -11-
112677.5
proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with other reinsurers under various quota-share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy. As of September 30, 1996, total shareholders equity of Financial Security and its wholly-owned subsidiaries was (unaudited) $795,183,000 and total unearned premium reserves was (unaudited) $358,145,000.

                  As of the Evaluation Date, Financial Security's claims-paying ability has been rated "AAA" by Standard & Poor's, Nippon Investors Service Inc. and Standard and Poor's (Australia) Pty. Ltd. and "Aaa" by Moody's Investors Service.

                  On the original date of deposit, some of the Bonds in the Trusts may have been pre-insured pursuant to the HIBI Program operated by IIC. IIC is a wholly-owned subsidiary of Industrial Indemnity Holdings, Inc. Industrial Indemnity Holdings, Inc. is a wholly owned subsidiary of Talegen Holdings, Inc. ICC is a California domestic stock property and casualty insurance company that specializes in workers' compensation insurance. The company's address is 255 California Street, San Francisco, California 94111. For the six months ending June 30, 1996, the policy holders' surplus of ICC was $275,983,684. For the year ended December 31, 1995, total policyholders' surplus of IIC was $298,612,826.


                  As of the Evaluation Date, the claims-paying ability of IIC has been rated "A+" by Standard & Poor's. As a result of this rating, the ratings of all Bonds in the Trusts insured by IIC, except pre-refunded bonds, are rated (see "Ratings" under "Insurance on the Bonds" in this Part B).

                  MBIA is an association of five insurance companies which joined together to insure severally (and not jointly) new issues of municipal bonds. Each insurance company comprising Municipal Bond Insurance Association ("MBIA", also known as the "Association") will be severally and not jointly obligated under MBIA policy in the following respective percentages: The Aetna Casualty and Surety Company, 33%; Fireman's Fund Insurance Company, 30%; The Travelers Indemnity Company, 15%; Aetna Insurance Company*, 12%; and The Continental Insurance Company, 10%. As a several obligor, each such insurance company will be obligated only to the extent of its percentage of any claim under MBIA policy and will not be obligated to pay any unpaid obligation of any other member of MBIA. Each insurance company's participation is backed by all of its assets. However, each insurance company is a multiline insurer involved in several lines of insurance other than municipal bond insurance, and the assets of each insurance company also secure all of its other insurance policy and surety bond obligations.


                   Some of the members of the Association are among the shareholders of MBIA, Inc. MBIA, Inc. is the parent of MBIA Insurance Corporation (formerly known as Municipal Bond Investors Assurance Corporation) ("MBIA Corp.") and is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Corp. commenced municipal bond insurance operations on January 5, 1987. MBIA Corp. is a separate and distinct entity from the Association. MBIA Corp. has no liability to the bondholders for the obligations of the Association.


--------
*        Now known as Cigna Property and Casualty Company.

                                      -12-
112677.5

                  The following table sets forth certain financial information with respect to the five insurance companies comprising MBIA. The statistics, which have been furnished by MBIA, are as reported by the insurance companies to the New York State Insurance Department and are determined in accordance with statutory accounting principals. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof. In addition, these numbers are subject to revision by the New York State Insurance Department which, if revised, could either increase or decrease the amounts.

                  MUNICIPAL BOND INSURANCE ASSOCIATION ("MBIA")
                    FIVE MEMBER COMPANIES ASSETS, LIABILITIES
                           AND POLICYHOLDERS' SURPLUS
                              AS OF MARCH 31, 1995
                                 (000's omitted)


                                                        New York           New York           New York
                                                        Statutory          Statutory          Policyholder's
                                                        Assets             Liabilities        Surplus
                                                        ---------          -----------        --------------

The Aetna Casualty & Surety Company                     $10,225,604        $ 8,312,158        $1,913,446
Fireman's Fund Insurance Company                          7,126,217          5,116,059         2,010,158
The Travelers Indemnity Company                          10,461,356          8,654,130         1,807,226
Cigna Property and Casualty Company                       4,260,177          3,637,513           622,664
  (Formerly Aetna Insurance Company)
The Continental Insurance Company                         3,060,583          2,380,723           679,860
                                                        -----------        -----------        ----------

   TOTAL                                                $35,133,937        $28,100,583        $7,033,354




                 MBIA Inc. is not obligated to pay the debts of or claims against MBIA Corp. MBIA Corp is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA Corp. has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by MBIA Corp., changes in control and transactions among affiliates. Additionally, MBIA Corp. is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

                 As of December 31, 1996, MBIA Corp had admitted assets of $4.4 billion (audited), total liabilities of $3.0 billion (audited), and total capital and surplus of $1.4 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1995, MBIA Corp. had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited), and total capital and surplus of $1.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

                   Copies of MBIA Corp.'s year-end financial statements prepared in accordance with statutory accounting practices are available without charge from MBIA Corp. A copy of the Annual Report on Form 10-K of MBIA Inc. is available from MBIA Corp. or the Securities and Exchange Commission. The

                                      -13-
112677.5
address of MBIA Corp. is 113 King Street, Armonk, New York 10504. The telephone number of MBIA Corp. is (914) 273-4545.

                 As of the Evaluation Date, the claims-paying ability of MBIA Corp. has been rated "AAA" by Standard & Poor's and Fitch, and Aaa by Moody's.

                 USF&G Company is the principal subsidiary of USF&G Corporation, a holding company engaged primarily in the insurance business. USF&G Company, founded in 1896, is the twenty-third largest property/casualty insurer in the United States, based on Insurance Services Office's Top 100 Insurer net premiums written for the year ended December 31, 1996. USF&G Company markets commercial and personal insurance products, concentrating on targeted market segments, through a distribution network of approximately 3,400 independent agents. USF&G Corporation's life insurance subsidiary, F&G Life, markets life insurance and annuity products through a network of wholesalers, brokers and specialty marketing organizations. USF&G Company accounted for $3.1 billion (or 88%) of USF&G Corporation's approximately $3.5 billion total revenues earned for the year ended December 31, 1996. As of the Evaluation Date, the claims-paying ability of USF&G Company has been rated A by Standard & Poor's (see "Ratings" under "Insurance on the Bonds" in this Part B).

                 INSURED MUNICIPAL SECURITIES TRUST. Sponsor-Insured bonds: For those Bonds which are not covered by an insurance policy obtained by the issuers of such Bonds, the Sponsor has obtained bond insurance from either BIG, Financial Guaranty, MBIA or MBIA Corp. in an effort to protect Certificateholders against nonpayment of principal and interest in respect of such Bonds (the "Sponsor-Insured Bonds"). The bond insurance on the Sponsor-Insured Bonds covers the Sponsor-Insured Bonds deposited in a Trust at the time that they are physically delivered to the Trustee (in the case of bearer bonds) or registered in the name of the Trustee or its nominee or delivered along with an assignment (in the case of registered bonds) or registered in the name of the Trustee or its nominee (in the case of bonds held in book-entry form). Accordingly, although contracts to purchase Sponsor-Insured Bonds are not covered by the bond insurance obtained by the Sponsor, such Bonds will be insured when they are deposited in the Trust. When selecting Bonds for a Trust prior to obtaining insurance thereon, the Sponsor considers the factors listed under "Portfolio", among others. The insurers of the Sponsor-Insured Bonds apply their own standards in determining whether to insure the Sponsor-Insured Bonds. To the extent that the standards of such insurers are more restrictive than those of the Sponsor, the Sponsor's investment criteria have been limited to the more restrictive standards.

                 Pre-Insured Bonds: The Bonds which are insured under policies obtained by the Bond issuers are insured by AMBAC, BIG, Financial Guaranty, Firemen's, MBIA, or MBIA Corp. (collectively, the "Insurance Companies") on the date the Bonds were originally deposited in the Trust. The cost of this insurance is borne by the respective issuers of the Pre-Insured Bonds. The percentage of the Portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.

                 Ratings: As of the Date of Deposit for each of the respective Trusts, Standard & Poor's had rated the claims-paying ability of each of the above insurance companies "AAA" and had rated each of the Bonds in the Portfolio "AAA" because the insurance companies had insured the Bonds. The assignment of such "AAA" ratings was due to Standard & Poor's assessment of the creditworthiness of the insurance companies and their ability to pay claims on their policies of insurance. Subsequently, the rating of the claims-paying ability of the insurer of an underlying Bond may cease to be rated or may be downgraded which may result in a downgrading of the rating of the Units in the Trust. For a discussion of the rating of the claims-paying ability of each of the Bond insurers see "Insurance On The Bonds". For a list of Bond Ratings as of the Evaluation Date see the "Portfolio" in Part A of

                                      -14-
112677.5
this Prospectus. For a discussion of the rating assigned to the Units of the Trusts, see "the Trust" in Part A of this Prospectus. The percentage of each Trust portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.


                 The foregoing information relating to the above insurance companies is from published documents and other public sources and/or information provided by such insurance companies. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof, but the Sponsor is not aware that the information herein is inaccurate or incomplete.


                               RISK CONSIDERATIONS

                 SPECIAL FACTORS AFFECTING THE NAVIGATOR TRUSTS. The Sponsor believes the information summarized below describes some of the more significant events relating to the Navigator Trusts. Sources of such information are the official statements of issuers located in the states of the Navigator Trusts which have been issued in connection with the debt offerings of such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, they have no reason to believe it is not correct in all material respects.


                 NEW YORK TRUST. Special Factors Affecting New York. The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.

                 Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

                 The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

                 Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.


                                      -15-
112677.5

                 New York City. The City, with a population of approximately 7.3 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and printing.

                 The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product ("GCP") fell in those two years. Beginning in calendar year 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in calendar year 1995, and the City's current four-year financial plan assumes that moderate economic growth will continue through calendar year 2000.

                 For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. For fiscal year 1995, the City adopted a budget which halted the trend in recent years of substantial increases in City-funded spending from one year to the next. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or reductions in City services, which could adversely affect the City's economic base.

                 Pursuant to the New York State Financial Emergency Act for the City of New York, the City prepares an annual four-year financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current four-year financial plan projects substantial budget gaps for each of the 1998 through 2000 fiscal years. The City is required to submit its financial plans to review bodies, including the New York State Financial Control Board ("Control Board").

                 The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal Budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants in the City's 1997 fiscal year which could have additional adverse effects on the City's cash flow or revenues.

                 The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1997 through 2000 fiscal years (the "1997-2000 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases


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for City employees consistent with those assumed in the Financial Plan, employment growth, the results of a pending actuarial audit of the City's pension system which is expected to significantly increase the City's annual pension costs, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, which may require in certain cases the cooperation of the City's municipal unions, the ability of the New York City Health and Hospitals Corporation ("HHC") and BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions and provision of State and Federal aid and mandate relief and the impact on City revenues of proposals for Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

                 Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1997 through 2000 contemplates the issuance of $9.0 billion of general obligation bonds and $3.8 billion of bonds to be issued by the proposed New York City Infrastructure Finance Authority ("Finance Authority") to finance education and transportation projects. The creation of Finance Authority, which is subject to the enactment of State legislation, is being proposed as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. The City's projections of total debt subject to the general debt limit that would be required to be issued to fund the updated ten-year capital strategy published in April 1995 indicates that projected contracts for capital projects and debt issuance may exceed the general debt limit by the end of fiscal year 1997 and would exceed the general debt limit by a substantial amount thereafter, unless legislation is enacted creating the Finance Authority or other legislative initiatives are identified and implemented. Depending on a number of factors, including whether the Legislature is expected to enact legislation creating the Finance Authority or to take other action that would provide relief under the general debt limit, the City may find it necessary to curtail its currently defined capital program before the end of fiscal year 1997 to ensure that there is ongoing capacity to enter into capital contracts necessary to preserve projects designed to safeguard health and safety in the City. Without the Finance Authority or other legislative relief, the City's general obligation financed capital program with respect to new projects would be virtually brought to a halt during the Financial Plan period. General obligation borrowing would continue to reimburse the City's general fund for ongoing costs of existing contractual commitments. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes and finance Authority bonds will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes or bonds of the proposed Finance Authority, it would be prevented from meeting its obligation bonds and notes or bonds of the proposed Finance Authority, it would be prevented from meeting its planned capital and operating expenditures. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

                 On November 14, 1996, the City submitted to the Control Board the Financial Plan for the 1997 through 2000 fiscal years, which relates to the City, the BOE and the City University of New York ("CUNY"). The Financial Plan is a modification to the financial plan submitted to the Control Board on June 21, 1996 (the "June Financial Plan").


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                 The June Financial Plan identified actions to close a
previously projected gap of approximately $2.6 billion for the 1997 fiscal year. The proposed actions in the June Financial Plan for the 1997 fiscal year included (i) agency actions totaling $1.2 billion; (ii) a revised tax reduction program which would increase projected tax revenues by $369 million due to the four year extension of the 12.5% personal income tax surcharge and other actions; (iii) savings resulting from cost containment in entitlement programs to reduce City expenditures and additional proposed State aid of $75 million;
(iv) the assumed receipt of revenues relating to rent payments for the City's airports, which are currently the subject of a dispute with the Port Authority of New York and New Jersey (the "Port Authority"); (v) the sale of the City's television station for $207 million; and (vi) pension costs savings totaling $134 million resulting from a proposed increase in the earnings assumption for pension assets from 8.5% to 8.75%.

                 The 1997-2000 Financial Plan published on November 14, 1996 reflects actual receipts and expenditures and changes in forecast revenues and expenditures since the June Financial Plan. The 1997-2000 Financial Plan projects revenues and expenditures for 1997 fiscal year balanced in accordance with GAAP, and projects gaps of $1.2 billion, $2.1 billion and $3.0 billion for the 1998, 1999 and 2000 fiscal years, respectively. Changes since the June Financial Plan include (i) an increase in projected tax revenues of $450 million, $120 million, $50 million and $45 million in fiscal years 1997 and through 2000, respectively; (ii) a delay in the assumed receipt of $304 million relating to projected rent payments for the City airports from the 1997 fiscal year to the 1998 and 1999 fiscal years, and a $34 million reduction in assumed State and Federal aid for the 1997 Fiscal year; (iii) an approximately $200 million increase in projected overtime and other expenditures in each of the fiscal years 1997 through 2000; (iv) a $70 million increase in expenditures for BOE in the 1997 fiscal year for school text books; (v) a reduction in projected pension costs of $34 million, $50 million, $49 million and $47 million in fiscal years 1997 through 2000, respectively; and (vi) additional agency actions totalling $179 million, $386 million, $473 million and $589 million in fiscal years 1997 through 2000, including personnel reductions through attrition and early retirement.

                 The Financial Plan assumes (i) approval by the Governor and the State Legislature of the extension of the 12.5% personal income tax surcharge, which is projected to provide revenue of $170 million, $463 million, $492 million and $521 million, in the 1997 through 2000 fiscal years, respectively;
(ii) collection of the projected rent payments for the City's airports, totalling $270 million and $180 million in the 1998 and 1999 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases thereto through pending legal actions; (iii) the ability of HHC and BOE to identify actions to offset substantial City and State revenue reductions and the receipt by BOE of additional State aid; (iv) State approval of the cost containment initiatives and State aid proposed by the City; and (v) a reduction in City funding for labor settlements for certain public authorities or corporations. Legislation extending the 12.5% personal income tax surcharge beyond December 31, 1996, was not enacted in the special legislative session held in December 1996. Such legislation may be enacted in the 1997 State Legislative Session. The Financial Plan does not reflect any increased costs which the City might incur as a result of welfare legislation recently enacted by Congress or legislation proposed by the Governor, which would, if enacted, implement such Federal welfare legislation. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.


                 In January 1997, the Mayor is expected to publish a modification (the "January Modification") to the financial plan for the City's 1997 through

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2001 fiscal years and a preliminary budget for the City's 1998 fiscal year. The
January Modification will reflect changes since the Financial Plan, including the City's program to address the currently forecast gap of approximately $1.2 billion in the 1998 fiscal year. The gap-closing program, as proposed in the Financial Plan, is currently being further developed and is subject to change in connection with the January Modification. The Governor released the 1997-1998 Executive Budget on January 14, 1997, which will be considered for adoption by the State Legislature. Based on a preliminary evaluation of currently available information, the City's Office of Management and Budget ("OMB") believes that the reductions in Medicaid reimbursement rates and other entitlement and welfare initiatives proposed in the 1997-1998 Executive Budget, if approved by the State Legislature without change, would provide the City with a portion of the $650 million of additional aid and reductions in entitlements costs assumed in the City's gap-closing program for the 1998 fiscal year. OMB expects that the January Modification will reflect additional initiative proposed by the City relating to reductions in entitlement costs and additional governmental aid, which would be dependent upon State legislative approval. Certain proposed cost containment and other initiatives have been previously considered and rejected by the State Legislature. The nature and extent of the impact on the City of the State budget, when adopted, is uncertain, and no assurance can be given that the State actions included in the State adopted budget may not have a significant adverse impact on the City's budget and its Financial Plan. It can be expected that the proposals contained in the January Modification to close the projected budget gap for the 1998 fiscal year will engender substantial public debate which will continue through the time the budget is scheduled to be adopted in June 1997.

                 The City's financial plans have been the subject of extensive public comment and criticism. On July 16, 1996, the staff of the City Comptroller issued a report on the Financial Plan. The report concluded that the City's fiscal situation remains serious, and that the City faces budgetary risks of approximately $787 million to $941 million for the 1997 fiscal year, which increase to $4.16 billion to $4.31 billion for fiscal year 2000.

                 The projections for the 1997 through 2000 fiscal years reflect the cost of the settlements with the United Federation of Teachers ("UFT") and a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees, which together represent approximately two-thirds of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements. The settlement provides for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11% by the end of the five year period covered by the proposed agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13% above present costs. Costs associated with similar settlements for all City-funded employees would total $49 million, $459 million and $1.2 billion in the 1997, 1998 and 1999 fiscal years respectively, and exceed $2 billion in each fiscal year after the 1999 fiscal year. There can be no assurance that the City will reach an agreement with the unions that have not yet reached a settlement with the City on the terms contained in the Financial Plan.

                 In the event of a collective bargaining impasse, the terms of wage settlements could be determined through statutory impasse procedures, which can impose a binding settlement except in the case of collective bargaining with the UFT, which may be subject to non-binding arbitration. On January 23, 1996, the City requested the Office of Collective Bargaining to declare an impasse against the Patrolmen's Benevolent Association and the Uniformed Firefighters Association.


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                 On July 10, 1995, Standard & Poor's revised downward its rating on City general obligation bonds from A- to BBB+ and removed City bonds from CreditWatch. Standard & Poor's stated that "structural budgetary balance remains elusive because of persistent softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically volatile financial services sector". Other factors identified by Standard & Poor's in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancings, to close projected budget gaps, dependence on unratified labor savings to help balance the Financial Plan, optimistic projections of additional federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels.

                 On March 1, 1996, Moody's stated that the rating for City general obligation bonds remains under review pending the outcome of the adoption of the City's budget for the 1997 fiscal year, and, in light of the status of the debate on public assistance and Medicaid reform; the enactment of a State budget, upon which major assumptions regarding State aid are dependent, which may be extensively delayed; and the seasoning of the City's economy with regard to its strength and direction in the face of a potential national economic slowdown. Since July 15, 1993, Fitch Investors Service, L.P. ("Fitch") has rated City bonds A-. On February 28, 1996, Fitch placed the City's general obligation bonds on FitchAlert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated the outlook remains negative.

                 New York State and its Authorities. The State's current fiscal year commenced on April 1, 1996, and ends on March 31, 1997, and is referred to herein as the State's 1996-97 fiscal year. The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The State's prior fiscal year commenced on April 1, 1995, and ended on March 31, 1996, and is referred to herein as the State's 1995-96 fiscal year. The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. The State Financial Plan for the 1995-96 fiscal year was formulated on June 20, 1995 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor.

                 The State closed projected budget gaps of $5.0 billion and $3.9 billion for its 1995-96 and 1996-97 fiscal years, respectively. The 1997-98 gap was projected at $1.44 billion, based on the Governor's proposed budget of December 1995. As a result of changes made in the enacted budget, that gap is now expected to be larger. However, the gap is not expected to be as large as those faced in the prior two fiscal years. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

                 The 1996-97 State Financial Plan is projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the State's adopted budget for 1996-97 increases General Fund spending by $842 million, primarily from increases for education, special education and higher education ($563 million). The balance represents funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new


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State tax amnesty program, and other resources including certain non-recurring resources. The total amount of non-recurring resources included in the 1996-97 State budget is projected by the State Division of the Budget ("DOB") to be $1.3 billion, or 3.9 percent of total General Fund receipts.

                 The State issued its first update to the cash-basis 1996-97 State Financial Plan (the "Mid-Year Update") on October 25, 1996. The Mid-Year Update reflects a balanced 1996-97 State Financial Plan, with a reserve for contingencies in the General Fund of $300 million. This reserve will be utilized to help offset a variety of potential risks and other unexpected contingencies that the State may face during the balance of the 1996-97 fiscal year.

                 That State Financial Plan is based on a June 1996 projection by DOB of national and State economic activity. The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with over 11 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries. Government downsizing has also moderated these job gains.

                 In its Mid-Year Update the State revised its forecast of national and State economic activity through the end of calendar year 1997 to reflect the stronger-than-expected growth in the first half of 1996. The national economic forecast has been changed slightly from the initial forecast on which the original 1996-97 State Financial Plan was based. The revised forecast projects real Gross Domestic Product in the nation of 2.5 percent for 1996 and 2.4 percent n 1997. The inflation rate is expected to be 3.0 percent in 1996 and 2.9 percent in 1997. The annual rate of job growth is expected to slow gradually to about 1.8 percent in 1997, down from 2.2 percent in 1996. Growth in personal income and wages are expected to slow accordingly.

                 The State economic forecast has been changed slightly from the one formulated with the July 1996-97 State Financial Plan. Moderate growth is projected to continue through the second half of 1996, with employment, wages and incomes continuing their modest rise. Personal income is projected to increase by 5.2 percent in 1996 and 4.7 percent in 1997, reflecting robust projected wage growth fueled in part by financial sector bonus payments. Overall employment growth will continue at a modest rate, reflecting the slowdown in the national economy, continued spending restraint in government, and restructuring in the health care and financial sectors.

                 The forecast for continued moderate growth, and any resultant impact on the State's 1996-1997 Financial Plan, contains some uncertainties. Stronger-than-expected gains in employment could lead to a significant improvement in consumption spending. Investments could also remain robust. Conversely, the prospect of a continuing deadlock on federal budget deficit reduction or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for expected declines in government and banking employment and the direction of employment change that is likely to accompany telecommunications deregulation.

                 The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however,

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could differ materially and adversely from the projections set forth below, and those projections may be changed materially and adversely from time to time.

                 The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

                 The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1996-97 fiscal year, the General Fund is expected to account for approximately 47 percent of total governmental-fund receipts and 71 percent of total governmental-fund disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

                 The General Fund is projected to be balanced on a cash basis for 1996-97 fiscal year. Actual receipts through the first two quarters of the 1996-96 State fiscal year reflecting stronger-than-expected growth in most taxes, with actual receipts exceeding expectations by $276 million. Based on the revised economic outlook and actual receipts for the first six months of 1996-97, projected General Fund receipts for the 1996-97 State fiscal year have been increased by $420 million. Most of this projected increase is in the yield of the personal income tax ($241 million), with additional increases now expected in business taxes ($124 million) and other tax receipts ($49 million). Projected collections from user taxes and fees have been revised downward slightly ($5 million). Revisions were also made to both miscellaneous receipts and in transfers from other funds (an $11 million combined projected increase).

                 Disbursements through the first six months of the fiscal year were $415 million less than projected, primarily because of delays in processing payments following delayed enactment of the State budget. As a result, no savings are included in the Mid-Year Update from this slower-than-expected spending. Projections of 1996-97 General Fund disbursements are increased by $120 million, since increased General Fund disbursements for education are required to replace a projected decrease in lottery receipts. This modification is shown in the form of an increased transfer of General Fund monies to the Lottery Fund in the Special Revenue fund type. The projected closing fund balance in the General Fund of $337 million reflects a balance of $252 million in the Tax Stabilization Reserve Fund (following a payment of $15 million during the current fiscal year) and a deposit of $85 million to the Contingency Reserve Fund.

                 On January 13, 1992, Standard & Poor's reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, Standard & Poor's revised the rating outlook assessment to stable. On February 14, 1994, Standard & Poor's raised its outlook to positive and, on August 5, 1996, confirmed its A- rating. On January 6, 1992, Moody's reduced


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its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On July 26, 1996, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

                 Litigation. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to maintain a balanced 1996-97 State Financial Plan.

                 The claims involving the City other than routine litigation incidental to the performance of their governmental and other functions and certain other litigation arise out of alleged constitutional violations, torts, breaches of contract and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the City of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1997-2000 Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1996 amounted to approximately $2.8 billion.

                 NEW JERSEY NAVIGATOR TRUST. New Jersey Risk Factors. State Finance. New Jersey is the ninth largest state in population and the fifth smallest in land area. It has an average of 1,062 people per square mile, and is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1994 the State ranked second among the states in per capital personal income ($7,742).


                 The Trust is susceptible to political, economic or regulatory factors affecting issuers of the New Jersey securities. The following information provides only a brief summary of some of the complex factors affecting the financial situation in New Jersey (the "State") and is derived from sources that are generally available to investors and is believed to be accurate. It is based in part on information obtained from various State and local agencies in New Jersey. No independent verification has been made of any of the following information.

                 The New Jersey Economic Policy Council, a statutory arm of the New Jersey Department of Commerce and Economic Development, has reported in New Jersey Economic Indicators, a monthly publication of the New Jersey Department of Labor, Division of Labor Market and Demographic Research, that in 1988 and 1989 employment in New Jersey's manufacturing sector failed to benefit from the export boom experienced by many Midwest states and the State's service sectors, which had fueled the State's prosperity since 1982, lost momentum. In the meantime, the prolonged fast growth in the State in the mid 1980s resulted in a tight labor market situation, which has led to relatively high wages and housing prices. This means that, while the incomes of New Jersey residents are relatively high, the State's business sector has become more vulnerable to competitive pressures.


                 The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to an estimated 5.9% in January 1997, which is above the national average

                                      -23-
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



of 5.4% in February 1997. Economic recovery is likely to be slow and uneven in New Jersey, with unemployment receding at a correspondingly slow pace, due to the fact that some sectors may lag as a result of continued excess capacity. In addition, employers even in rebounding sectors can be expected to remain cautious about hiring until they become convinced that improved business will be sustained. Also, certain firms will continue to merge or downsize to increase profitability.

                 Debt Service. The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and, if provided, redemption premium payments, if any, required to repay the bonds. As of June 30, 1995, there was a total authorized bond indebtedness of approximately $9.48 billion, of which $3.65 billion was issued and outstanding, $4.0 billion was retired (including bonds for which provisions for payment have been made through the sale and issuance of refunding bonds) and $1.83 billion was unissued. The debt service obligation on such outstanding indebtedness was $466.3 million for Fiscal Year 1996.

                 New Jersey Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. At the end of Fiscal Year 1989, there was a surplus in the State's general fund (the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made) of $411.2 million. At the end of Fiscal Year 1990, there was a surplus in the general funds of $1 million. At the end of Fiscal Year 1991, there was a surplus in the general fund of $1.4 million. New Jersey closed its Fiscal Year 1992 with a surplus of $760.8 million and fiscal year 1993 with a surplus of $937.4 million. It is estimated that New Jersey closed its fiscal year 1994 with a surplus of $926.0 million and fiscal year 1995 with a surplus of $569 million.


                 In order to provide additional revenues to balance future budgets, to redistribute school aid and to contain real property taxes, on June 27, 1990, and July 12, 1990, former Governor Florio signed into law legislation which was estimated to raise approximately $2.8 billion in additional taxes (consisting of $1.5 billion in sales and use taxes and $1.3 billion in income taxes), the biggest tax hike in New Jersey history. There can be no assurance that receipts and collections of such taxes will meet such estimates.

                 The first part of the tax hike took effect on July 1, 1990, with the increase in the State's sales and use tax rate from 6% to 7% and the elimination of exemptions for certain products and services not previously subject to the tax, such as telephone calls, paper products (which has since been reinstated), soaps and detergents, janitorial services, alcoholic beverages and cigarettes. At the time of enactment, it was projected that these taxes would raise approximately $1.5 billion in additional revenue. Projections and estimates and receipts from sales and use taxes, however, have been subject to variance in recent fiscal years.

                 The second part of the tax hike took effect on January 1, 1991, in the form of an increased state income tax on individuals. At the time of enactment, it was projected that this increase would raise approximately $1.3 billion in additional income taxes to fund a new school aid formula, a new homestead rebate program and state assumption of welfare and social services costs. Projections and estimates of receipts from income taxes, however, have also been subject to variance in recent fiscal years. Under the legislation, income tax rates increased from their previous range of 2% to 3.5% to a new range of 2% to 7%, with the higher rates applying to married couples with incomes exceeding $70,000 who file joint returns, and to individuals filing single returns with incomes of more than $35,000.


                                      -24-
112677.5

                 The Florio administration had contended that the income tax package would help reduce local property tax increases by providing more state aid to municipalities. Under the income tax legislation, the State would assume approximately $289 million in social services costs that previously were paid by counties and municipalities and funded by property taxes. In addition, under the new formula for funding school aid, an extra $1.1 billion was proposed to be sent by the State to school districts beginning in 1991, thus reducing the need for property tax increases to support education programs.

                 Effective July 1, 1992, the State's sales and use tax rate decreased from 7% to 6%. Effective January 1, 1994, an across-the-board 5% reduction in the income tax rates was enacted and effective January 1, 1995, further reductions ranging from 1% to 10% in income tax rates took effect. Governor Whitman recently signed into law further reductions up to 15% for some taxpayers effective January 1, 1996, thus reducing income taxes by up to 30% for most taxpayers within three years.


                 On June 28, 1996, Governor Whitman signed the New Jersey Legislature's $16.5 billion budget for Fiscal Year 1997. The balanced budget, which includes $550 million in surplus, is less than the 1996 budget. Whether the State can achieve a balanced budget depends on its ability to enact and implement expenditure reductions and to collect the estimated tax revenues. Projections and estimates of receipts from taxes have been subject to variance in recent years as a result of several factors, most recently a significant slowdown in the national, regional and State economies, sluggish employment and uncertainties in taxpayer behavior as a result of actual and proposed changes in Federal tax laws.

                 Debt Ratings. For many years, both Moody's Investors Service, Inc., and Standard & Poor's Corporation had rated New Jersey general obligation bonds "Aaa" and "AAA", respectively. However, Moody's Investors Service Inc. currently rates New Jersey general obligation bonds Aa1 and Standard & Poor's Ratings Group currently rates New Jersey general obligation bonds AA+ with outlook stable. On July 3, 1991, Standard & Poor's Corporation downgraded New Jersey general obligation bonds to "AA+." On June 4, 1992 Standard & Poor's Corporation placed New Jersey general obligation bonds on Credit Watch with negative implications, citing as its principal reason for its caution the unexpected denial by the Federal Government of New Jersey's request for $450 million in retroactive Medicaid payments for psychiatric hospitals. These funds were critical to closing a $1 billion gap in the State's $15 billion budget for fiscal year 1992 which ended on June 30, 1992. Under New Jersey state law, the gap in the current budget must be closed before the new budget year begins on July 1, 1992. Standard & Poor's Corporation suggested the State could close fiscal 1992's budget gap and help fill fiscal 1993's hole by a reversion of $700 million of pension contributions to its general fund under a proposal to change the way the State calculates its pension liability. On July 6, 1992, Standard & Poor's Corporation reaffirmed its "AA+" rating for New Jersey general obligation bonds and removed the debt from its Credit Watch list, although it stated that New Jersey's long-term financial outlook is negative. Standard & Poor's Corporation was concerned that the State was entering the 1993 fiscal year that began July 1, 1992 with a slim $26 million surplus and remained concerned about whether the sagging State economy would recover quickly enough to meet lawmakers' revenue projections. It also remained concerned about the recent federal ruling leaving in doubt how much the State was due in retroactive Medicaid reimbursements and a ruling by a federal judge, now on appeal, of the State's method for paying for uninsured hospital patients. However, on July 27, 1994, Standard & Poor's announced that it was changing the State's outlook from negative to stable due to a brightening of the State's prospects as a result of Governor Whitman's effort to trim spending and cut taxes, coupled with an improving economy. Standard & Poor's reaffirmed its "AA+"

                                      -25-
112677.5
rating at the same time. There can be no assurance that these ratings will continue or that particular bond issues may not be adversely affected by changes in the State or local economic and political conditions.

                 On August 24, 1992, Moody's Investors Service, Inc. downgraded New Jersey general obligation bonds to "Aa1", stating that the reduction reflected a developing pattern of reliance on nonrecurring measures to achieve budgetary balance, four years of financial operations marked by revenue shortfalls and operating deficits, and the likelihood that serious financial pressures would persist. On August 5, 1994, Moody's reaffirmed its "Aa1" rating, citing on the positive side New Jersey's broad-based economy, high income levels, history of maintaining a positive financial position and moderate (although rising) debt ratios, and, on the negative side, a continued reliance on one-time revenue and a dependence on pension-related savings to achieve budgetary balance.

                 Capital Construction. In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you go basis. Capital Construction expenditures for Fiscal Year 1995 represent 1.9% of the total Fiscal Year 1995 expenditures. In Fiscal Year 1995, total Capital Construction expenditures were $289.8 million, a decrease of $83.4 million from Fiscal Year 1994. This amount reflects a reduction of $136.4 million in capital projects and an increase of $53.0 million in expenditures to the Transportation Trust Fund Authority.


                 All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning. This permanent commission was established in November 1975, and is charged with the preparation of the State Capital Improvement Plan, which contains proposals for State spending for capital projects.

                 Lease Financing. The State has entered into a number of leases relating to the financing of certain real property and equipment. The State leases the State Tax Processing Building and the Richard J. Hughes Justice Complex in Trenton, both from the Mercer County Improvement Authority (the "Authority"). On August 8, 1991 the Authority defeased outstanding bonds originally issued to finance construction of the Richard J. Hughes Justice Complex through the issuance of custody receipts (the "Custody Receipts") in the aggregate principal amount of $95,760,000. The rental is sufficient to cover the debt service on the Authority's Custody Receipts. Maximum annual rental payments on these leases, including debt service, maintenance and payments in lieu of taxes, will be approximately $11 million. The State's obligation to pay the rentals is subject to appropriations being made by the State Legislature. The Custody Receipts will mature in the years 1992 through 2018.

                 The State has also entered into a lease agreement, as lessee, with the New Jersey Economic Development Authority, as lessor (the "EDA") to lease (i) office buildings that are presently under construction and, when finished, are expected to house the New Jersey Division of Motor Vehicles, New Jersey Network (the State's public television station) and a branch of the United States Postal Service and (ii) a parking facility that is also under construction, all of which were financed by the EDA's $114,391,434.70 initial aggregate principal amount of Trenton Office Complex Revenue Bonds, 1980 Series dated December 1, 1989. The State has also entered into a lease agreement, as lessee, with the EDA to lease approximately 13 acres of real property and certain infrastructure improvements thereon located in the City of Newark. This property is in a geographical area generally bounded by McCarter Highway, Mulberry Street and Saybrook Place and its purchase was financed by $21,510,000 aggregate principal amount of New Jersey Economic Development Authority Revenue Bonds, New Jersey Performing Arts Center Site

                                      -26-
112677.5

Acquisition Project, 1991 Series, issued on August 20, 1991. The rental payments required to be made by the State under such lease agreements are sufficient to cover debt service on such bonds and other amounts payable to the EDA, including certain administrative expenses of the EDA, and such rental payments are subject to annual appropriation by the State Legislature. Maximum annual debt service on such bonds is approximately $12,200,000. All of such bonds are still outstanding and mature in the years 1992 through 2012.

                 The State has also entered into a sublease with the EDA to lease two parking lots, certain infrastructure improvements and related elements located at Liberty State Park in the City of Jersey City. These parking lots and improvements have been financed by a $13,683,767.50 aggregate principal amount of New Jersey Economic Development Authority Lease Rental Bonds, 1992 Series (Liberty State Park Project) dated March 15, 1992. The rental payments that will be required to be made by the State under such sublease agreement will be sufficient to cover debt service on such bonds and other amounts payable to the EDA, and such rental payments will be subject to appropriation by the State Legislature.

                 In 1981, the Governor signed into law a bill creating the New Jersey Building Authority (the "Building Authority") having the power to construct facilities for leasing to the State (P.L. 1981, c. 120). The law provides for leasing to the State on a basis similar to that described above. The Building Authority is authorized to have not more than $250 million of its notes and bonds outstanding exclusive of refunded bonds and notes, provided that if the Building Authority issues bonds or notes to finance the total cost of a project based on estimates prepared by an independent consultant and the consultant determines later that the costs of the project as initially approved have increased, the Building Authority may issue additional bonds or notes to finance the increased cost notwithstanding the $250 million limitation. In 1985 the Building Authority issued $129,635,000 of 1985 Series Bonds for five office building projects in the Trenton area. During April 1987 the Building Authority issued $103,760,000 of the 1987 Series Bonds to refund the outstanding term bonds of the 1985 issue. On April 6, 1989 the Building Authority issued $49,752,390.30 of 1989 Series Bonds for the renovation and historical restoration of portions of the State Capital Complex in Trenton. On October 9, 1991 the Building Authority issued $74,999,815.75 of State Building Revenue Bonds, 1991 Series (Garden State Savings Bonds, 1991A), as capital appreciation bonds, under the Garden State Savings Act of 1991, for the continued renovation and historical restoration of portions of the State Capital Complex in Trenton and for the construction of a structured parking facility. As of December 31, 1991 the total amount of Building Authority Bonds outstanding was $238,687,206.05. Outstanding Building Authority bonds are secured by annual rentals from the State which are subject to annual appropriations by the State Legislature. The State's combined annual rental payment for all leases with the Building Authority will be (i) approximately $17.5 million per year for the years ending June 15, 1992 through 1998, 2012 and 2013 and (ii) approximately $31.0 million per year for the years ending June 15, 1999 through 2011.

                 Beginning in April 1984, the State, acting through the Director of the Division of Purchase and Property, entered into a series of lease purchase agreements which provide for the acquisition of equipment and real property to be used by various departments and agencies of the State. To date, the State has completed nine lease purchase agreements which have resulted in issuance of Certificates of Participation totaling $541,085,000. A Certificate of Participation evidences a proportionate interest of the owner thereof in the lease payments to be made by the State under the terms of the agreement. As of December 31, 1991, $305,400,000 Certificates of Participation remain outstanding. The agreements relating to these transactions provide for semiannual rental payments. The State's obligation to pay rentals due under these leases is subject to annual appropriations being made by the State

                                      -27-
112677.5

Legislature. The final maturity of the outstanding Certificates of Participation is December 15, 2013. The majority of proceeds from these transactions have been or will be used to acquire equipment for the State and its agencies. The rentals payable by the State will be made from monies appropriated by the State Legislature. The State intends to continue to use this financing technique for a substantial portion of its future equipment requirements.

                 "Moral Obligation" Financing. Aside from its general obligation bonds, the State's "moral obligation" backs certain obligations issued by the New Jersey Housing and Mortgage Finance Agency, the South Jersey Port Corporation and the Higher Education Assistance Authority.

                 New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required the State to appropriate funds to meet its "moral obligation". It is anticipated that this agency's revenues will continue to be sufficient to cover debt service on its bonds.

                 South Jersey Port Corporation. The State provides the South Jersey Port Corporation (the "Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations.

                 Higher Education Assistance Authority. The Higher Education Assistance Authority has issued $24,996,064 aggregate principal amount of revenue bonds, the interest on which has been capitalized to but not including January 1, 1993. After the period of capitalized interest has ended, it is anticipated that the authority's revenues will be sufficient to cover debt service on its bonds.

                 Below are listed State appropriations made since 1986 which covered deficiencies in revenues of the Corporation, for debt service and property tax payments.

                                                     Appropriation for                     Appropriation for
                Calendar Year                           Debt Service                         Property Tax
                                                     -----------------                     -----------------

1986.........................................                       $0                              $1,647,216.00

1987.........................................                        0                               1,647,216.00

1988.........................................                        0                               1,647,216.00

1989.........................................               1,281,793.58                             1,745,917.00

1990.........................................               2,362,850.67                             1,850,000.00

1991.........................................               2,770,851.00                             1,850,000.00


                  On April 2, 1987, the Corporation issued $31,580,000 aggregate principal amount of Revenue Bonds, 1987 Series C (the "Series C Bonds"), a portion of the proceeds of which will be used (i) on January 1, 1995, to refund all of the Corporation's Marine Terminal Revenue Bonds, 1985 Refunding Series and (ii) to pay interest on the Series C Bonds until January 1, 1995. Because of the funded escrow, it is expected that there will not be any need for the State to provide funds to pay debt service on the Series C Bonds through January 1, 1995. Also, in addition to the bonded indebtedness of the Corporation set forth above, on April 2, 1987, the Corporation issued $10,295,000 Marine Terminal Revenue Bonds, 1987 Series D, to provide funds for financing a portion of the costs of various capital improvements. On

                                      -28-
112677.5

February 10, 1989, the Corporation issued $4,085,000 Marine Terminal Revenue Bonds, 1989 Series E, to provide funds for financing a portion of the costs of various capital improvements and additions to the Corporation's marine terminal facilities. On November 21, 1989, the Corporation issued $3,655,000 Marine Terminal Revenue Bonds, 1989 Series F, to provide for the costs of acquiring land in the City of Camden, for the purpose of expanding the Corporation's marine terminal facilities.

                  Municipal Finance. New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs.

     Counties and Municipalities. The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. State law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit is unwilling to prepare a budget in accordance with law. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

                  The local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5 percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5 percent, the Cap law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5 percent, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to 5 percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections. The Cap Law, scheduled to expire on December 31, 1990, was re-enacted with amendments and made a permanent part of the Municipal Finance System.


                                      -29-
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



                   State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within three months of the end of the fiscal year (six months in the case of the counties) in which issued. The local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for reflecting purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deductions") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes (i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self-liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made; or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5 percent of the equalized valuation basis in the case of municipalities and 2 percent of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exemptions, may be exceeded only with the approval of the Local Finance Board.

                  Chapter 75 of the Pamphlet Laws of 1991 signed into law on March 28, 1991 requires certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition budget for January to June. Since expenditures would be expected to exceed revenues primarily because state aid for the calendar year would not be received by the municipality until after the end of the transition year budget, the act authorizes the issuance of Fiscal Year Adjustment Bonds to fund the one time deficit for the six month transition budget. The act provides that the deficit in the six month transition budget may be funded initially with bond anticipation notes based on the estimated deficit in the six month transition budget. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period of time. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis. The purpose of the Act is to assist municipalities that are heavily dependent on state aid and that have had to issue tax anticipation notes to fund operating cash flow deficits each year. While the act does not authorize counties to change their fiscal years, it does provide that counties with cash flow deficits may issue Fiscal Year Adjustment Bonds as well.

                  State law authorizes State officials to supervise fiscal administration in any municipality which is in default on its obligations;

                                      -30-
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



which experiences severe tax collection problems for two successive years; which has a deficit greater than 4 percent of its tax levy for two successive years; which has failed to make payments due and owing to the State, county, school district or special district for two consecutive years; which has an appropriation in its annual budget for the liquidation of debt which exceeds 25 percent of its total operating appropriations (except dedicated revenue appropriations) for the previous budget year; or which has been subject to a judicial determination of gross failure to comply with the Local Bond Law, the Local Budget Law or the Local Fiscal Affairs Law which substantially jeopardizes its fiscal integrity. State officials are authorized to continue such supervision for as long as any of the conditions exist and until the municipality operates for a fiscal year without incurring a cash deficit.

                  There are 567 municipalities and 21 counties in New Jersey. During 1987, 1988, and 1989 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4 percent of its tax levy. The number of municipalities which have a cash deficit greater than 4 percent of their tax levies was five for 1987, zero for 1988, and six for 1989. The number of municipalities which exceeded statutory debt limits was six, five, and one as of December 31, 1987, 1988, and 1989, respectively. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930's.

                  School Districts. All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school district, takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

                  School Budgets. In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If either disagrees, they must appeal to the State Commissioner of Education (the "Commissioner") to request changes.

                  The Quality Education Act of 1990 (N.J.S.A. 18A:7D-1 et seq.) limits the annual increase of a school district's net current expense budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal only if the Commissioner determines that additional funds are required to provide a thorough and efficient education.


                  The Quality Election Act has been declared unconstitutional by the New Jersey Supreme Court in 1994. The Supreme Court, while retaining jurisdiction over this issue has stated that the State was required to address the "special education needs" of 30 special needs districts for which funding was required in addition to that necessary to achieve parity for richer districts. The Supreme Court stated that it will not immediately intervene if substantial equivalence of the special needs districts and wealthier districts is achieved by the State for the 1997-1998 school year. The Court further ordered the State to adopt a law assuring such substantial equivalence by

                                      -31-
112677.5

September 1996. Recently, the Court again heard oral arguments as to whether the State is in compliance with its Order entered in Abbott by Abbott v. Burke, 136 N.J. 444 (1994). A decision in that matter is pending.


                  In Type I or Type II school districts which have failed monitoring over a period of time by the State because of continued educational deficiencies, and are implementing an approved corrective action plan, the Commissioner is required to determine the cost to the school district of the implementation of those portions of the corrective action plan which are directly responsive to the district's deficiencies as identified in the monitoring process. Where appropriate, the Commissioner is required to reallocate funds within the district's budget to support the corrective action plan. The Commissioner is also required to determine the amount of additional revenue needed to implement the corrective action plan, and to recertify the budget for the district.

                  In State operated school districts the State District Superintendent has the responsibility for the development of the budget subject to appeal by the governing body of the municipality to the Commissioner and the Director of the Division of Local Government Services in the State Department of Community Affairs. Based upon his review, the Director is required to certify the amount of revenues which can be raised locally to support the budget of the State operated district. Any difference between the amount which the Director certifies, and the total amount of local revenues required by the budget approved by the Commissioner, is to be paid by the State in the fiscal year in which the expenditures are made subject to the availability of appropriations.

                  School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law. Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district but may be as high as 4 percent of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000 the debt limit is 8 percent of the average equalized valuation basis of the constituent municipality, and in cities with populations in excess of 80,000 the debt limit is 6 percent of the aforesaid average equalized valuation.

                  School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; or (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district. If school bonds will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity and any available remaining municipal borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the State Board of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.


                                      -32-
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



                  In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued for a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

                  All authorizations of debt must be reported to the Division of Local Government Services by a supplemental debt statement prior to final approval.

                  School District Lease Purchase Financings. In 1982, school districts were given an alterative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. For Type II school districts, the lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required, pursuant to N.J.A.C. 6:22-A-1.2(h), to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

                  Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976, c. 38 or c.
39. Upon approval of such an application and after receipt of a certificate stating the name and address of the paying agent for such bonds, the maturity schedule, interest rates and payment dates, the State Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and in the case of qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts; tax revenues, municipal purposes tax assistance fund distributions, State urban aid, State revenue sharing, and any other funds appropriated as State aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of the State, and debt service on such bonds will be provided by the State only if the above mentioned appropriations are made by the State. Total outstanding indebtedness for "qualified bonds" consisted of $103,720,500 by various school districts as of June 30, 1992 and $830,037,105 by various municipalities as of June 30, 1992.

                  New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5 percent of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by State appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district

                                      -33-
112677.5

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is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. On June 30, 1991, the book value of the Fund's assets aggregated $59,352,429 and the reserve, computed as of June 30, 1991, amounted to $19,668,349. There has never been an occasion to call upon this Fund.

                  Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-l et seq.) provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing State or federal financial restrictions are exempted, but only to the extent of that difference.

                  Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.

                  Litigation. The State is a party in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are cases which challenge the following: the formula relating to State aid to public schools, the method by which the State shares with its counties maintenance recoveries and costs for residents in State institutions, unreasonably low Medicaid payment rates for long-term facilities in New Jersey, the obligation of counties to maintain Medicaid or Medicare eligible residents of institutions and facilities for the developmentally disabled, taxes paid into the Spill Compensation Fund (a fund established to provide money for use by the State to remediate hazardous waste sites and to compensate other persons for damages incurred as a result of hazardous waste discharge) based upon Federal preemption, various provisions, and the constitutionality of the Fair Automobile Insurance Reform Act of 1990, the State's role in a consent order concerning the construction of a resource facility in Passaic County, actions taken by the New Jersey Bureau of Securities against an individual, the State's actions regarding alleged chromium contamination of State-owned property in Hudson County, the issuance of emergency redirection orders and a draft permit by the Department of Environmental Protection and Energy, the adequacy of Medicaid reimbursement for services rendered by doctors and dentists to Medicaid eligible children, the Commissioner of Health's calculation of the hospital assessment required by the Health Care Cost Reduction Act of 1991, refusal of the State to share with Camden County Federal funding the State recently received for disproportionate share hospital payments made to county psychiatric facilities, and the constitutionality of annual A-901 hazardous and solid waste licensure renewal

                                      -34-
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



fees collected by the Department of Environmental Protection and Energy. Adverse judgments in these and other matters could have the potential for either a significant loss of revenue or a significant unanticipated expenditure by the State.

                  At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act. In addition at any given time, there are various numbers of contract claims against the State and State agencies seeking recovery of monetary damages. The state is unable to estimate its exposure for these claims.



                                 PUBLIC OFFERING


                  OFFERING PRICE. The secondary market Public Offering Price per Unit is computed by adding to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, an amount based on the applicable sales charge times the aggregate offering price of the Bonds (see "Public Offering Price" in Part A for the applicable sales charge for the Trust). A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on a Bond from the last day on which interest was paid and is accounted for daily by the Trust at the initial daily rate set forth under "Summary of Essential Information" in Part A of this Prospectus. This daily rate is net of estimated fees and expenses. The Public Offering Price can vary on a daily basis from the amount stated in Part A in accordance with fluctuations in the prices of the Bonds and the price to be paid by each investor will be computed as of the date the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

                  The Evaluator may obtain current bid or offering prices for the Bonds from investment dealers or brokers (including the Sponsor) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.

                  The sales charge computed by the Evaluator is based upon the number of years remaining to maturity of each Bond. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.


                  The table below sets forth the various sales charges based on the length of maturity of each Bond:


                                     As Percent of Public
Time to Maturity                        Offering Price
----------------                     --------------------

less than 6 months                            0%
6 mos. to 1 year                              1%
over 1 yr. to 2 yrs.                        1 1/2%
over 2 yrs. to 4 yrs.                       2 1/2%
over 4 yrs. to 8 yrs.                       3 1/2%
over 8 yrs. to 15 yrs.                      4 1/2%
over 15 years                               5 1/2%




                                      -35-
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                  ACCRUED INTEREST. An amount of accrued interest which
represents accumulated unpaid or uncollected interest on a Bond from the last day on which interest was paid thereon will be added to the Public Offering Price and paid by the Certificateholder at the time Units are purchased. Since the Trust normally receives the interest on Bonds twice a year and the interest on the Bonds in the Trust is accrued on a daily basis (net of estimated fees and expenses), the Trust will always have an amount of interest accrued but not actually received and distributed to Certificateholders. A Certificateholder will not recover his proportionate share of accrued interest until the Units are sold or redeemed, or the Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of a sale or termination and to the date of tender in the case of redemption.


                  EMPLOYEE DISCOUNTS. Employees (and their immediate families) of Reich & Tang Distributors L.P. and its affiliates, Gruntal & Co. L.L.C. and of any underwriter of a Trust, pursuant to employee benefit arrangements, may purchase Units of a Trust at a price equal to the offering side evaluation of the underlying securities in a Trust during the initial offering period and at the bid side thereafter, divided by the number of Units outstanding plus a reduced charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.


                  DISTRIBUTION OF UNITS. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                  The Sponsor intends to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to (a) 4% of the Public Offering Price for the Insured Municipal Securities Trust Series, (b) $25.00 per Unit for the Insured Municipal Securities Trust Discount Series or
(c) $33.00 per Unit, for the Insured Municipal Securities Navigator Trust, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

                  SPONSOR'S PROFITS. The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge on each transaction. (See "Offering Price".) In addition, in maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.

                  Participants in the Total Reinvestment Plan can designate a broker as the recipient of a dealer concession (see "Total Reinvestment Plan").


                                      -36-
112677.5

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                  COMPARISON OF PUBLIC OFFERING PRICE, SPONSOR'S REPURCHASE
PRICE AND REDEMPTION PRICE. The secondary market Public Offering Price of Units will be determined on the basis of the current bid prices of the Bonds in the Trust, plus the applicable sales charge. The value at which Units may be resold in the Secondary Market or redeemed will be determined on the basis of the current bid prices of the Bonds without any sales charge. On the Evaluation Date, the Public Offering Price and the Sponsor's initial Repurchase Price per Unit (each based on the bid side evaluation of the Bonds in the Trust) each exceeded the Redemption Price and the Sponsor's secondary market Repurchase Price per Unit (based upon the current bid side evaluation of the Bonds in the Trust) by the amounts shown under "Summary of Essential Information" in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificateholder upon any redemption of Sponsor repurchase of Units may be less than the price paid for such Units.


             ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN



                  The rate of return on an investment in Units of the Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


                  Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (3) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Unitholders. The resulting Estimated Long Term Return represents a measure of the return to Unitholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for the Trust under "Summary of Essential Information" in Part A.

                  Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for the Trust under "Summary of Essential Information" in Part A.

                  The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.


                                      -37-
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                  A schedule of cash flow projections is available from the
Sponsor upon request.


                          RIGHTS OF CERTIFICATEHOLDERS

                  CERTIFICATES. Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

                  INTEREST AND PRINCIPAL DISTRIBUTIONS. Interest received by the Trust is credited by the Trustee to an Interest Account and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received from the maturity, redemption, sale or other disposition of the Bonds are credited to a Principal Account.

                  Distributions to each Certificateholder from the Interest Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in the Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account (other than amounts representing failed contracts, as previously discussed) will be computed as of each semi-annual Record Date, and will be made to the Certificateholders on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

                  Because interest payments are not received by the Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds, without interest, as may be necessary to provide interest distributions of approximately equal amounts. All funds in respect of the Bonds received and held by the Trustee prior to distribution to Certificateholders may be of benefit to the Trustee and do not bear interest to Certificateholders.

                  As of the first day of each month, the Trustee will deduct from the Interest Account, and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so

                                      -38-
112677.5
withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover purchases of Replacement Bonds and redemptions of Units by the Trustee.

                  The estimated monthly, semi-annual or annual interest distribution per Unit will initially be in the amount shown under Summary of Essential Information and will change and may be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.

                  DISTRIBUTION ELECTIONS. Interest is distributed monthly, semi-annually or annually, depending upon the distribution plan applicable to the Unit purchased. Record Dates are the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates.

                  Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.

                  RECORDS. The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing
(a) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of Bonds and earned original issue discount, if any), amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (c) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year; (d) the Redemption Price per Unit based upon the last computation thereof made such calendar year; and (e) amounts actually distributed to Certificateholders during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.

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



                  The Trustee shall keep available for inspection by Certificateholders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.


                                   TAX STATUS


                  All Bonds acquired by each Trust were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular federal income tax. Such interest may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinion and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel has made an independent examination or verification that the federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.

                  In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

                  In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:

                   The Trusts are not associations taxable as corporations for federal income tax purposes under the Internal Revenue Code of 1986 (the "Code"), and income received by the Trusts that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of such Trusts.

                   Each Certificateholder will be considered the owner of a pro rata portion of the Trust under Section 676(a) of the Code. Thus, each Certificateholder will be considered to have received his pro rata share of Bond interest when it is received by that Trust, and the net income distributable to Certificateholders that is exempt from federal income tax when received by that Trust will constitute tax-exempt income when received by the Certificateholders.

                   Gain (other than any earned original issue discount) realized on a sale or redemption of the Bonds or on a sale of a Unit is, however, includable in gross income for federal income tax purposes, generally as capital gain, although gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be long or short-term depending on the facts and circumstances. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificateholders may be deducted against ordinary income. Capital assets must be held for more than one year to qualify for long-term capital gain treatment.

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



                   Each Certificateholder will realize taxable income or loss when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of his pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. For this purpose, a Certificateholder's per Unit tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the Trust (in accordance with the portion of the Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificateholder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by a Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid plus any original issue discount (limited, in the case of Bonds issued after June 8, 1980, to the portion earned from the date of acquisition to the date of disposition). Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular federal income tax.

                   Discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of a discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificateholder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by the Trust or of a Unit by a Certificateholder.

                   A Certificateholder may also realize taxable gain or loss when a Unit is sold or redeemed. The amount received is allocated among all the Bonds in a particular Trust in the same manner as when that Trust disposes of Bonds and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax-free return of capital.

                   A portion of social security benefits is includable in gross income for taxpayers whose "modified adjusted gross income" combined with a portion of their benefits exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return and zero for married persons filing separate returns. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits that are includable in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax.

                   Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75 percent of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without regard to this item). In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a minimum tax on excess "passive investment income" which includes tax-exempt interest.

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




                   Under federal law, interest on Navigator Trust-held Bonds issued by authority of the Government of Puerto Rico is exempt from regular federal income tax, and state and local income tax in the United States and Puerto Rico. The New York Navigator Insured Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. Under the personal income tax laws of the State and City of New York, the income of the New York Navigator Insured Trust will be treated as the income of the Certificateholders. Interest on the Bonds of the New York Navigator Insured Trust that is exempt from tax under the laws of the State and City of New York when received by the Trust will retain its status as tax-exempt interest to its Certificateholders. In addition, non-residents of New York City will not be subject to the New York City personal income tax on gains derived with respect to their Units of the New York Navigator Insured Trust. Non-residents of New York State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or New York City resident should determine his basis and holding periods for his Units in the same manner for New York State and New York City tax purposes as for federal tax purposes. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax.

                   The Insured Municipal Securities Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

                  The exemption of interest on municipal obligations for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or political subdivision. In general, municipal bond interest exempt from federal income tax is taxable income to residents of the State or City of New York under the tax laws of those jurisdictions unless the bonds are issued by the State of New York or one of its political subdivisions or by the Commonwealth of Puerto Rico or one of its political subdivisions. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax. The laws of the several states and local taxing authorities vary with respect to the taxation of such obligations and each Certificateholder is advised to consult his own tax advisor as to the tax consequences of his Certificates under state and local tax laws.

                   Any proceeds received pursuant to the terms of the insurance on the Bonds that represent maturing interest on defaulted obligations will be excludable from federal gross income if, and to the same extent that, such interest would have been so excludable if paid by the issuers of such defaulted obligations.

                  In the opinion of Freeman, Zeller & Bryant, special counsel to the Sponsor on New Jersey tax matters, which opinion is made in reliance upon certain information and based on certain assumptions respecting the New Jersey

                                      -42-
112677.5

Navigator Trust, under existing New Jersey law applicable to individuals who are New Jersey residents and New Jersey estates and trusts:

                           (1) The New Jersey Navigator Trust will be recognized
                  as a trust and not as an association taxable as a corporation. The New Jersey Navigator Trust will not be subject to the New Jersey Corporation Business Tax or the New Jersey Corporation Income Tax.

                           (2) The income of the New Jersey Navigator Trust will
                  be treated as income of the Certificateholders who are individuals, estates or trusts under the New Jersey Gross Income Tax Act, N.J.S.A. 54A: 1-1 et seq. (the "Act"). Interest on the Bonds that is exempt from tax under the Act when received by the New Jersey Navigator Trust will retain its status as tax-exempt interest under the Act when distributed to Certificateholders who are individuals, estates or trusts.

                           (3) Certificateholders, who are individuals, estates,
                  or trusts will not be subject to the Act on any gain realized when the New Jersey Navigator Trust disposes of a Bond (whether by sale, exchange, redemption, or payment at maturity). Any loss realized on such disposition may not be utilized to offset gains realized by such Certificateholder on the disposition of assets the gain on which is subject to the New Jersey Gross Income Tax.

                           (4) The sale, exchange or redemption of a Unit by a
                  Certificateholder shall be treated as a sale or exchange of a Certificateholder's pro rata interest in the assets in the New Jersey Navigator Trust at the time of the transaction and any gain will be exempt from tax under the Act to the extent that the price received by the selling Certificateholder who is an individual, estate or trust does not exceed the Redemption Price. To the extent that the amount received by the Certificateholder exceeds the Redemption Price, any such gain will not be exempt from tax under the Act.

                           (5) All proceeds representing interest on defaulted
                  obligations derived by Certificateholders who are individuals, estates or trusts from an insurance policy, either paid directly to the Certificateholder or through the New Jersey Navigator Trust, are exempt from tax under the Act.

                           (6) The Units of the New Jersey Navigator Trust may be taxable in the estates of New Jersey residents under the New Jersey Transfer Inheritance Tax Law or the New Jersey Estate Tax Laws.

                           (7) If a Certificateholder is a corporation subject
                  to the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, interest from the Bonds in the New Jersey Navigator Trust which is allocable to such corporation will be includable in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, less any interest expense incurred to carry such investment to the extent such interest expense has not been deducted in computing Federal taxable income. Net gains derived by such corporation on

                                      -43-
112677.5
                  the disposition of the Bonds by the New Jersey Navigator Trust or on the disposition of its Units will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax. Any proceeds paid under the insurance policy issued to the Trustee of the New Jersey Navigator Trust with respect to the Bonds or under individual policies obtained by issuers of Bonds which represent maturing interest or maturing principal on defaulted obligations held by the Trustee will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax if, and to the same extent as, such interest or proceeds would have been so included if paid by the issuer of the defaulted obligations.


                  In the case of Bonds that are Industrial Revenue Bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt from regular federal income tax. However, interest on such Bonds will not be exempt from regular federal income tax for any period during which such Bonds are held by a "substantial user" of the facilities financed by the proceeds of such Bonds or by a "related person" thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a "substantial user" or "related person" thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the "small issue" exemption, the "small issue" exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 "small issue" exemption, interest on such IRBs will become taxable if the face amount of the IRBs plus certain capital expenditures exceeds $10,000,000.

                  In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited "arbitrage" activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

                  Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular federal income tax purposes. However, such interest is deductible for New York State and New York City income tax purposes by corporations that are required to include interest on the Bonds in New York State and New York City entire net income for purposes of calculating New York State and City franchise (income) taxes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.


                                      -44-
112677.5

                  From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on debt obligations similar to the Bonds in the Trust, and it can be expected that similar proposals may be introduced in the future. In particular, Congress may consider the adoption of some form of "flat tax," which could have an adverse impact on the value of tax-exempt bonds.

                  In South Carolina v. Baker, the U.S. Supreme Court held that the federal government may constitutionally require states to register bonds they issue and subject the interest on such bonds to federal income tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Bonds in the Trust and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.

                  The opinions of bond counsel or special tax counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                    LIQUIDITY

                  SPONSOR REPURCHASE. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units and continuously to offer to repurchase the Units. The Sponsor's secondary market repurchase price, after the initial public offering is completed, will be based on the aggregate bid price of the Bonds in the Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. The aggregated bid price, determined by the Evaluator on a daily basis, is computed on the basis set forth under "Trustee Redemption". Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form by Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020 on behalf of the Sponsor. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


                  Prospectuses relating to certain other bond trusts indicate an intention by the respective Sponsor, subject to change, to repurchase units on the basis of a price higher than the bid prices of the bonds in the trusts. Consequently, depending on the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for units of this Trust, although in all bond trusts, the purchase price of a unit depends primarily on the value of the bonds in the trust portfolio.

                  Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in the Trust plus the applicable sales charge (see "Public Offering Price" in Part A) plus net accrued interest. Any Units that are

                                      -45-
112677.5
purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

                  The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trust which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

                  TRUSTEE REDEMPTION. Units may also be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

                  Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates".) Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.


                  Within three business days following a tender for redemption, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.


                  Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds are sold, the size and diversity of the Trust will be reduced.

                  The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Bonds in the Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Evaluator may

                                      -46-
112677.5
determine the value of the Bonds in the Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or (4) by any combination of the above. The Evaluator will determine the aggregate current bid price evaluation of the Bonds in the Trust, taking into account the market value of the Bonds insured under the Bond Insurance Policy, in the manner described as set forth under "Public Offering--Offering Price". Insurance does not guarantee the market value of the Bonds or the Units, and while Bond insurance represents an element of market value in regard to insured Bonds, its exact effect, if any, on market value cannot be predicted.

                  The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

                  The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor is not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

                  A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                             TOTAL REINVESTMENT PLAN



                  Under the Total Reinvestment Plan (the "Plan"), semi-annual and annual Certificateholders (except Texas residents*) may elect to have all interest and principal distributions, if any, with respect to their Units reinvested either in units of various series of "Insured Municipal Securities Trust" or "Municipal Securities Trust" which will have been created shortly before each semi-annual or annual Payment Date (a "Primary Series") or, if units of a Primary Series are not available, in units of a previously formed series of the Trust which have been repurchased by the Sponsor in the secondary market or which constitute a portion of the Units of the Trust not sold by the Sponsor prior to such Payment Date (a "Secondary Series") (Primary Series and Secondary Series are hereafter collectively referred to as "Available Series"). Series of "Municipal Securities Trust" do not have insurance. The first interest distribution to Certificateholders cannot be reinvested unless such distribution is scheduled for June 15 or December 15 in
--------
* Texas residents may elect to participate in the "Total Reinvestment Plan for Texas Residents" hereinafter described.



                                      -47-
112677.5
the case of semi-annual Certificateholders or December 15 in the case of annual Certificateholders (each such date being referred to herein as the "Plan Reinvestment Date").

                  Under the Plan (subject to compliance with applicable blue sky laws), fractional units ("Plan Units") will be purchased from the Sponsor at a price equal to the aggregate offering price per Unit of the bonds in the Available Series portfolio during the initial offering of the Available Series or at the aggregate bid price per Unit of the Available Series if its initial offering has been completed, plus a sales charge equal to 3.627% of the net amount invested in such bonds or 3.50% of the Reinvestment Price per Plan Unit, plus accrued interest, divided by one hundred (the "Reinvestment Price per Plan Unit"). All Plan Units will be sold at this reduced sales charge of 3.50% in comparison to the regular sales charge on primary and secondary market sales of Units in any series of "Municipal Securities Trust". Participants in the Plan will have the opportunity to designate, in the Authorization Form for the Plan, the name of a broker to whom the Sponsor will allocate a sales commission of 1.50% of the Reinvestment Price per Plan Unit, payable out of the 3.50% sales charge. If no such designation is made, the Sponsor will retain the sales commission.


                  Under the Plan, the entire amount of a participant's income and principal distributions will be reinvested. For example, a Certificateholder who is entitled to receive $130.50 interest income from the Trust would acquire
13.05 Plan Units assuming that the Reinvestment Price per Plan Unit, plus accrued interest, approximated $10.


                  A semi-annual or annual Certificateholder may join the Plan at the time he invests in Units of the Trust or any time thereafter by delivering to the Trustee an Authorization Form which is available from brokers, any Underwriter of the Units or the Sponsor. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Authorization Form must be received by the Trustee not later than the 15th day of the month preceding such Date. Authorization Forms not received in time for a particular Plan Reinvestment Date will be valid only for the second succeeding Plan Reinvestment Date. Similarly, a participant may withdraw from the program at any time by notifying the Trustee (see below). However, if written confirmation of withdrawal is not given to the Trustee prior to a particular distribution, the participant will be deemed to have elected to participate in the Plan with respect to that particular distribution and his withdrawal would become effective for the next succeeding distribution.

                  Once delivered to the Trustee, an Authorization Form will constitute a valid election to participate in the Plan with respect to Units purchased in the Trust (and with respect to Plan Units purchased with the distributions from the Units purchased in the Trust) for each subsequent distribution so long as the Certificateholder continues to participate in the Plan. However, if an Available Series should materially differ from the Trust in the opinion of the Sponsor, the authorization will be voided and participants will be provided with both a notice of the material change and a new Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan. The Sponsor anticipates that a material difference which would result in a voided authorization would include such facts as the inclusion of bonds in the Available Series portfolio the interest income on which was not exempt from all federal income tax, or the inclusion of bonds which were not rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the date such bonds were initially deposited in the Available Series portfolio.

                  The Sponsor has the option at any time to use units of a Secondary Series to fulfill the requirements of the Plan in the event units of a Primary

                                      -48-
112677.5

Series are not available either because a Primary Series is not then in existence or because the registration statement relating thereto is not declared effective in sufficient time to distribute final prospectuses to Plan participants (see below). It should be noted that there is no assurance that the quality and diversification of the Bonds in any Available Series or the estimated current return thereon will be similar to that of this Trust.

                  It is the Sponsor's intention that Plan Units will be offered on or about each semi-annual and annual Record Date for determining who is eligible to receive distributions on the related Payment Date. Such Record Dates are June 1 and December 1 of each year for semi-annual Certificateholders, and December 1 of each year for annual Certificateholders. On each Record Date the Sponsor will send a current Prospectus relating to the Available Series being offered for the next Plan Reinvestment Date along with a letter which reminds each participant that Plan Units are being purchased for him as part of the Plan unless he notifies the Trustee in writing by that Plan Reinvestment Date that he no longer wishes to participate in the Plan. In the event a Primary Series has not been declared effective in sufficient time to distribute a final Prospectus relating thereto and there is no Secondary Series as to which a registration statement is currently effective, it is the Sponsor's intention to suspend the Plan and distribute to each participant his regular semi-annual or annual distribution. If the Plan is so suspended, it will resume in effect with the next Plan Reinvestment Date assuming units of an Available Series are then being offered.

                  To aid a participant who might desire to withdraw either from the Plan or from a particular distribution, the Trustee has established a toll free number (see "Summary of Essential Information" in Part A) for participants to use for notification of withdrawal, which must be confirmed in writing prior to the Plan Reinvestment Date. Should the Trustee be so notified, it will make the appropriate cash disbursement. Unless the withdrawing participant specifically indicates in his written confirmation that (a) he wishes to withdraw from the Plan for that particular distribution only, or (b) he wishes to withdraw from the Plan for less than all units of each series of "Municipal Securities Trust" or "Insured Municipal Securities Trust" which he might then own (and specifically identifies which series are to continue in the Plan), he will be deemed to have withdrawn completely from the Plan in all respects. Once a participant withdraws completely, he will only be allowed to again participate in the Plan by submitting a new Authorization Form. A sale or redemption of a portion of a participant's Plan Units will not constitute a withdrawal from the Plan with respect to the remaining Plan Units owned by such participant.

                  Unless a Certificateholder notifies the Trustee in writing to the contrary, each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, and to participate in the Plan with respect to distributions made in connection with such Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Certificateholder fail to have an annual distribution plan, such Certificateholder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made, in connection with such Plan Units.) A participant who subsequently desires to have distributions made with respect to Plan Units delivered to him in cash may withdraw from the Plan with respect to such Plan Units and remain in the Plan with respect to units acquired other than through the Plan. Assuming a participant has his distributions made with respect to Plan Units reinvested, all such distributions will be accumulated with distributions generated from the Units of the Trust used to purchase such additional Plan Units. However, distributions related to units in other series of "Municipal Securities Trust" will not be accumulated with the foregoing distributions for Plan purchases. Thus, if a person owns units in more than one series of "Municipal Securities

                                      -49-
112677.5

Trust" (which are not the result of purchases under the Plan), distributions with respect thereto will not be aggregated for purchases under the Plan.

                  Although not obligated to do so, the Sponsor intends to maintain a market for the Plan Units and continuously to offer to purchase Plan Units at prices based upon the aggregate offering price of the Bonds in the Available Series portfolio during the initial offering of the Available Series, or at the aggregate bid price of the Bonds of the Available Series after its initial offering has been completed. The Sponsor may discontinue such purchases at any time. The aggregate bid price of the underlying bonds may be expected to be less than the aggregate offering price. In the event that a market is not maintained for Plan Units, a participant desiring to dispose of his Plan Units may be able to do so only by tendering such Plan Units to the Trustee for redemption at the Redemption Price of the full units in the Available Series corresponding to such Plan Units, which is based upon the aggregate bid price of the underlying bonds as described in the "Insured Municipal Securities Trust" Prospectus for the Available Series in question. If a participant wishes to dispose of his Plan Units, he should inquire of the Sponsor as to current market prices prior to making a tender for redemption to the Trustee.

                  Any participant may tender his Plan Units for redemption to the Available Series Trust. Participants may redeem Plan Units by making a written request to the Trustee, at the address listed in the "Summary of Essential Information" in Part A, on the Redemption Form supplied by the Trustee. The redemption price per Plan Unit will be determined as set forth in the "Insured Municipal Securities Trust" Prospectus of the Available Series from which such Plan Unit was purchased following receipt of the request and adjusted to reflect the fact that it relates to a Plan Unit. There is no charge for the redemption of Plan Units.

                  The Trust Agreement requires that the Trustee notify the Sponsor of any tender of Plan Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor will purchase any Plan Units tendered to the Trustee for redemption by making payment therefor to the Certificateholder in an amount not less than the redemption price for such Plan Units on the date of tender not later than the day on which such Plan Units otherwise would have been redeemed by the Trustee.

                  Participants in the Plan will not receive individual certificates for their Plan Units unless the amount of Plan Units accumulated represents $1,000 principal amount of bonds underlying such Units and, in such case, a written request for certificates is made to the Trustee. All Plan Units will be accounted for by the Trustee on a book entry system. Each time Plan Units are purchased under the Plan, a participant will receive a confirmation stating his cost, number of Units purchased and estimated current return. Questions regarding a participant's statements should be directed to the Trustee by calling the Trustee at the number set forth under "Summary of Essential Information" in Part A of this Prospectus.

                  All expenses relating to the operation of the Plan will be borne by the Sponsor. The Sponsor and the Trustee reserve the right to suspend, modify or terminate the Plan at any time for any reason, including the right to suspend the Plan if the Sponsor is unable or unwilling to establish a Primary Series or is unable to provide Secondary Series Units. All participants will receive notice of any such suspension, modification or termination.

                  TOTAL REINVESTMENT PLAN FOR TEXAS RESIDENTS. Except as specifically provided under this section, and unless the context otherwise requires, all provisions and definitions contained under the heading "Total Reinvestment Plan" shall be applicable to the Total Reinvestment Plan for Texas Residents ("Texas Plan").

                                      -50-
112677.5

                  Semi-annual and annual Certificateholders of the Trust who are residents of Texas have the option prior to any semi-annual or annual distribution to affirmatively elect to reinvest that distribution, including both interest and principal, if any, in an Available Series.

                  A resident of Texas who is a semi-annual or annual Certificateholder may join the Texas Plan for any particular semi-annual or annual distribution by delivering to the Trustee an Authorization Form For Texas Residents ("Texas Authorization Form") specifically mentioning the date of the particular semi-annual or annual distribution he wishes to reinvest. On or about each semi-annual or annual Record Date, Texas Authorization Forms shall be sent by the Trustee to every Certificateholder who, according to the Trustee's records, is a resident of Texas. In the event that the Sponsor suspends the Plan or the Texas Plan no Texas Authorization Forms shall be sent. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Texas Authorization Form must be received by the Trustee on or before such Date. Texas Authorization Forms not received in time for the Plan Reinvestment Date will be deemed void. A participant who delivers a Texas Authorization Form to the Trustee may thereafter withdraw said authorization by notifying the Trustee at its toll free telephone number prior to a Plan Reinvestment Date. Such notification of withdrawal must be confirmed in writing prior to the Plan Reinvestment Date. Under no circumstances shall a Texas Authorization Form be provided or accepted by the Trustee which provides for the reinvestment of distributions for more than one Plan Reinvestment Date.

                  On or about each semi-annual and annual Record Date, the Sponsor will send a current Prospectus relating to the Available Series being offered on the next Plan Reinvestment Date along with a letter incorporating a Texas Authorization Form which specifies the funds available for reinvestment, reminds each participant that no Plan Units will be purchased for him unless the Texas Authorization Form is received by the Trustee on or before that particular Plan Reinvestment Date, and states that the Texas Authorization Form is valid only for that particular semi-annual or annual distribution. If the Available Series should materially differ from the Trust, the participant will be provided with a notice of the material change and a new Texas Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan.

                  Each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, with respect to such Units, but such Certificateholder will not be deemed to participate in the Plan for any particular distribution unless and until he delivers to the Trustee a Texas Authorization Form pertaining to those Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Certificateholder fail to have an annual distribution plan, such Certificateholder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made in connection with such Plan Units.)


                              TRUST ADMINISTRATION

                  PORTFOLIO SUPERVISION. Except for the purchase of Replacement Bonds or as discussed herein, the acquisition of any Bonds for the Trust other than Bonds initially deposited by the Sponsor is prohibited. Although it is the Sponsor's and Trustee's intention not to dispose of Bonds insured pursuant to the Bond Insurance in the event of default, nevertheless, the Sponsor may direct the Trustee to dispose of Bonds upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default

                                      -51-
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



in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project or (vi) decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Bonds in the Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds. The Trustee shall not be liable for any depreciation or loss by reason of any sale of bonds or by reason of the failure of the Sponsor to give directions to the Trustee.

                  The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor.

                  TRUST AGREEMENT, AMENDMENT AND TERMINATION. The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

                  The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates then outstanding, to increase the number of Units issuable or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in the Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

                  The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in the Trust but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Within a reasonable period after termination, the Trustee must sell any Bond remaining in the Trust, and, after paying all expenses and charges incurred by the Trust, distribute to each Certificateholder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts.

                                      -52-
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





                  THE SPONSORS. The Sponsor, Reich & Tang Distributors L.P. ("Reich & Tang") is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment adviser. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM LP"), a registered investment adviser, having its principal place of business at 399 Boylston Street, Boston, MA 02116, is the 99% limited partner of the Sponsor. RTAM LP is 99.5% owned by New England Investment Companies, LP ("NEIC LP") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC LP, owns the remaining .5% interest of RTAM LP and is its general partner. NEIC LP's general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through eleven subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. These affiliates in the aggregate are investment advisers or managers to over 54 registered investment companies. Reich & Tang is the successor sponsor for numerous series of unit investment trusts, including, New York Municipal Trust, Series 1 (and Subsequent Series), Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series), Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series), 5th Discount Series (and Subsequent Series), and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series).

                  On August 30, 1996, New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. RTAM L.P. remains a wholly-owned subsidiary of NEIC LP, but RTAM Inc. its sole general partner, is now an indirect subsidiary of MetLife. Also, Metlife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns 55% of the outstanding limited partnership interest of NEIC L.P., also indirectly owns a majority of the outstanding limited partnership interest of NEIC LP.

                  MetLife is a mutual life insurance company with assets of $142.2 billion at March 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.2 trillion at March 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


                  For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Sponsors are Reich & Tang and Gruntal & Co., Incorporated, both of whom have entered into an Agreement Among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich & Tang has been appointed by Gruntal & Co., Incorporated as agent for purposes of taking any action required or permitted to be taken by the Sponsor under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor may be discharged under the Trust Agreement and a new Sponsor may be appointed or the remaining Sponsor may continue to act as Sponsor.


                   Gruntal & Co., L.L.C., a Delaware limited liability company, operates a regional securities broker/dealer from its main office in New York City and branch

                                      -53-
112677.5
offices in nine states. The firm is very active in the marketing of investment companies and has signed dealer agreements with many mutual fund groups. Further, through its Syndicate Department, Gruntal & Co., L.L.C. has underwritten a large number of Closed-End Funds and has been Co-Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust and Van Kampen Merritt Limited Term High Income Trust. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


                  The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

                  If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.


                  THE TRUSTEE. For certain of the Trusts, as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

                  For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Bank of New York, a trust company organized under the laws of New York, having its offices at 101 Barclay Street, New York, New York 10286. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.


                  The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss

                                      -54-
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



incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

                  For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders".

                  The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

                  Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.


                  THE EVALUATOR. The Evaluator is Kenny S&P Evaluation Services, a division of a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.


                  The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                  The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                           TRUST EXPENSES AND CHARGES


                  At no cost to the Trust, the Sponsor has borne the expenses of creating and establishing the Trust, including the cost of initial preparation

                                      -55-
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



and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the premiums on the Sponsor-Insured Bonds, initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee including, but not limited to, an amount equal to interest accrued on certain "when issued" bonds since the date of settlement for the Units, initial fees and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering are paid directly by the Trust.

                   The Sponsor will not charge the Trust a fee for its services as such. (See "Sponsor's Profits".)

                  The Sponsor will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Municipal Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision".)

                  The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders".

                  The Evaluator will receive, for each daily evaluation of the Bonds in the Trust after the initial public offering is completed, a fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus.

                  The Trustee's and Evaluator's fees are payable monthly as of the Record Date from the Interest Account to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent".

                  The following additional charges are or may be incurred by the
Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust. In addition, the Trustee is empowered to sell Bonds in order to make funds available to pay all expenses.

                  The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense

                                      -56-
112677.5
which exceeds 50 cents per Unit. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.


                  Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.

                     EXCHANGE PRIVILEGE AND CONVERSION OFFER

                  EXCHANGE PRIVILEGE. Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") at a reduced sales charge as set forth below. Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the Bonds in the particular Trust portfolio. Units in an Exchange Trust then will be sold to the Certificateholder at a price based on the aggregate offer price of the Bonds in the Exchange Trust portfolio (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Trust portfolio) during the initial public offering period of the Exchange Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the Bonds in the Exchange Trust portfolio if its initial offering has been completed plus accrued interest (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Trust portfolio) and a reduced sales charge as set forth below.

                  Except for Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of the Trust, any purchaser who purchases Units under the Exchange Privilege will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of the Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.


                  DESCRIPTION OF THE EXCHANGE TRUSTS AND THE CONVERSION TRUSTS. Municipal Securities Trust and New York Municipal Trust may be appropriate investment vehicles for an investor who is more interested in tax-exempt income. The interest income from New York Municipal Trust is, in general, also exempt from New York State and local New York income taxes, while the interest income from Municipal Securities Trust is subject to applicable New York State and local New York taxes, except for that portion of the income which is attributable to New York obligations in the Trust portfolio, if any. The interest income from each State Trust of the Municipal Securities Trust, Multi-State Series is, in general, exempt from state and local taxes when held by residents of the state where the issuers of bonds in such State Trusts are located. The Insured Municipal Securities Trust combines the advantages of providing interest income free from regular federal income tax under existing law with the added safety of irrevocable insurance. Insured Navigator Series further combines the advantages of providing interest income free from regular

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



federal income tax and state and local taxes when held by residents of the state where issuers of bonds in such State Trusts are located with the added safety of irrevocable insurance. Mortgage Securities Trust offers an investment vehicle for investors who are interested in obtaining safety of capital and a high level of current distribution of interest income through investment in a fixed portfolio of collateralized mortgage obligations. Equity Securities Trust offers investors an opportunity to achieve capital appreciation together with a high level of current income.

                  TAX CONSEQUENCES OF THE EXCHANGE PRIVILEGE AND THE CONVERSION OFFER. A surrender of units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Code. The Certificateholder will realize a tax gain or loss that will be of a long- or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                  OTHER MATTERS


                  LEGAL OPINIONS. The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for The Chase Manhattan Bank. Booth & Baron, 122 East 42nd Street, New York, New York 10168, have acted as counsel for the Bank of New York. Certain matters relating to New Jersey tax law have been passed upon by Freeman, Zeller & Bryant, as special New Jersey counsel to the Sponsor.

                  INDEPENDENT ACCOUNTANTS. The financial statements of the Trusts for the year ended December 31, 1996 included in Part A of this Prospectus have been examined by Price Waterhouse LLP, independent accountants. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP has consented to the incorporation by reference of their report on the statements of operations and changes in net assets for the Trusts included in Part A of this Prospectus for the periods ended December 31, 1994 and December 31, 1995, respectively.




                          DESCRIPTION OF BOND RATINGS*

                  STANDARD & POOR'S RATINGS SERVICES. A brief description of the applicable Standard & Poor's rating symbols and their meanings is as follows:

                  A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

                  The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.
--------
*        As described by Standard & Poor's.

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




                  The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

                  The ratings are based, in varying degrees, on the following considerations:

          I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         II.   Nature of and provisions of the obligation.

        III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                  AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

                  A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                  BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                  Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  Provisional Ratings (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

                       DESCRIPTION OF RATING ON THE UNITS*

                  A Standard & Poor's rating on the units of an investment trust (hereinafter referred to collectively as "units" and "fund") is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect


--------
*        As described by Standard & Poor's Corporation.

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



to such investments. The assessment, however, does not take into account the extent to which fund expenses or portfolio asset sales for less than the fund's purchase price will reduce payment to the unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

                  Funds rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets that are rated "AAA", or certain short-term investments. Standard & Poor's defines its AAA rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong.

                                      -60-
112677.5

                 FOR USE WITH INSURED MUNICIPAL SECURITIES TRUST
                           9TH - 50TH DISCOUNT SERIES
                                  SERIES 3 - 32
                    NEW YORK NAVIGATOR INSURED SERIES 1 - 17
                   NEW JERSEY NAVIGATOR INSURED SERIES 1 - 13

=============================================================================

       AUTHORIZATION FOR INVESTMENT IN INSURED MUNICIPAL SECURITIES TRUST
                          -- DISCOUNT SERIES/SERIES --
                       TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of _____ units
___ Discount Series/Series _______.

I hereby authorize The Chase Manhattan Bank, Trustee, to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to The Chase Manhattan Bank, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of Insured Municipal Securities Trust above or, if unavailable, of other available series of Municipal Securities Trust.


The foregoing authorization is subject in              Date ______________, 19__
all respects to the terms and conditions of participation set forth in the prospectus relating to such available series.


-------------------------------------------  --------------------------------
Registered Holder (Print)                    Registered Holder (Print)


-------------------------------------------  --------------------------------
Registered Holder Signature                  Registered Holder Signature
                                             (Two signatures if joint tenancy)


My Brokerage Firm's Name ____________________________________________________

Street Address ______________________________________________________________

City, State and Zip Code ____________________________________________________

Salesman's Name ___________________________  Salesman's No. _________________


                 UNIT HOLDERS NEED ONLY SIGN AND DATE THIS FORM.

==============================================================================


                               MAIL TO YOUR BROKER
                                       OR
                            THE CHASE MANHATTAN BANK
                  ATTN: THE UNIT INVESTMENT DEPARTMENT, UNIT A
                                4 NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004


112677.5

                 FOR USE WITH INSURED MUNICIPAL SECURITIES TRUST
                       SERIES 1 - 4 (MULTIPLIER PORTFOLIO)
                   SERIES 1 - 2 AND 1ST - 8TH DISCOUNT SERIES


==============================================================================


           AUTHORIZATION FOR INVESTMENT IN MUNICIPAL SECURITIES TRUST
                          -- DISCOUNT SERIES/SERIES --
                       TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of _____ units
___ Discount Series/Series __________.

I hereby authorize The Bank of New York, Trustee to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to The Bank of New York, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of Insured Municipal Securities Trust above or, if unavailable, of other available series of Municipal Securities Trust.


The foregoing authorization is subject in             Date ______________, 19__
all respects to the terms and conditions of participation set forth in the prospectus relating to such available series.


-------------------------------------------  --------------------------------
Registered Holder (Print)                    Registered Holder (Print)


-------------------------------------------  --------------------------------
Registered Holder Signature                  Registered Holder Signature
                                             (Two signatures if joint tenancy)


My Brokerage Firm's Name ____________________________________________________

Street Address ______________________________________________________________

City, State and Zip Code ____________________________________________________

Salesman's Name ___________________________  Salesman's No. _________________


                 UNIT HOLDERS NEED ONLY SIGN AND DATE THIS FORM.


==============================================================================


                               MAIL TO YOUR BROKER
                                       OR
                              THE BANK OF NEW YORK
                      ATTN: UNIT INVESTMENT TRUST DIVISION
                               101 BARCLAY STREET
                            NEW YORK, NEW YORK 10286


112677.5


                                INDEX                                                        INSURED
                                -----

                                                                                   MUNICIPAL SECURITIES TRUST
Title                                                            Page                (Unit Investment Trust)
-----                                                            ----
                                                                                           Prospectus
Summary of Essential Information..................................A-5
Financial and Statistical Information.............................A-6                Dated:  April 30, 1997
Information Regarding the Trust...................................A-7
Audit and Financial Information...................................F-1                       Sponsor:
The Trust...........................................................1              Reich & Tang Distributors L.P.
Risk Considerations................................................15                    600 Fifth Avenue
Public Offering....................................................35                New York, New York  10020
Estimated Long Term Return and                                                          (212) 830-5200
  Estimated Current Return........................................ 37
Rights of Certificateholders...................................... 38
Tax Status........................................................ 40                (and for certain Trusts:)
Liquidity......................................................... 45                 Gruntal & Co., L.L.C.
Total Reinvestment Plan........................................... 47                    14 Wall Street
Trust Administration.............................................. 51               New York, New York  10005
Trust Expenses and Charges........................................ 55                     212-267-8800
Exchange Privilege and Conversion
  Offer............................................................57                       Trustee:
Other Matters..................................................... 58
Description of Bond Ratings....................................... 58               The Chase Manhattan Bank
Description of Rating on the Units................................ 59                   4 New York Plaza
                                                                                      New York, New York  10004
                                                                                          800-882-9898

                                                                                                or

                                                                                        The Bank of New York
                                                                                       101 Barclay Street
Parts A and B of this Prospectus do not                                             New York, New York 10286
contain all of the information set forth in                                               800-431-8002
the registration statement and exhibits
relating thereto, filed with the Securities                                                Evaluator:
and Exchange Commission, Washington, D.C.,
under the Securities Act of 1933, and to                                                    Kenny S&P
which reference is made.                                                               Evaluation Services
                                                                                           65 Broadway
                              *   *   *                                             New York, New York  10006



                  This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                                     *   *   *

                  No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

112677.5







                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:


The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Post-Effective
  Amendment to Form S-6 Registration Statement No. 33-56918, filed on April 25,
  1996).
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Accountants.
Consent of Counsel (included in Exhibit 99.3.1).
Consent of Special New Jersey Counsel (included in Exhibit 99.3.2) Consent of the Evaluator (included in Exhibit 99.5.1).


The following exhibits:


99.1.1        --   Form of Reference Trust Agreement (filed as Exhibit 99.1.1 to
                   Post-Effective Amendment No. 8 to Form S-6 Registration
                   Statement No. 33-26426 on April 25, 1997; and as Exhibit 1.1 to Amendment No. 1 to Form S-6 Registration Statement Nos.
                   33-52397 and 33-58167 of Insured Municipal Securities Trust
                   Series 32, New York Navigator Insured Series 16 & New Jersey
                   Navigator Insured Series 12; and Series 33, New York
                   Navigator Insured Series 17 & New Jersey Navigator Insured
                   Series 13, on April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).

99.1.1.1      --   Trust Indenture and Agreement for Insured Municipal
                   Securities Trust, 47th Discount Series and Series 20 (and
                   Subsequent Series) (filed as Exhibit 99.1.1.1 to
                   Post-Effective Amendment No. 7 to Form S-6 Registration
                   Statement No. 33-28384 of Insured Municipal Securities Trust,
                   Series 20 on April 25, 1996 and incorporated herein by reference).


99.1.3.4      --   Certificate of Formation and Agreement among Limited
                   Partners, as amended, of Reich & Tang Distributors L.P.
                   (filed as Exhibit 99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376,
                   33-00856 and 33-01869 of Municipal Securities Trust, Series
                   28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on
                   October 31, 1995 and incorporated herein by reference).


99.1.3.6      --   Certificate of Formation of Gruntal & Co., L.L.C. (filed as
                   Exhibit 99.1.3.6 to the Post-Effective Amendment to Form S-6
                   Registration Statement No. 33-31426 on April 25, 1997 and incorporated herein by reference).

99.1.5        --   Form of Insurance Policy of Financial Guaranty Insurance
                   Company for Sponsor-Insured Bonds (filed as Exhibit 99.1.5 to
                   Post-Effective Amendment No. 7 to Form S-6 Registration
                   Statement No. 33-26426 of Insured Municipal Securities Trust,
                   Series 15 on April 25, 1996 and incorporated herein by reference).


                                      II-1
175582.1

99.1.5.1      --   Form of Insurance Policy of Bond Investors Guaranty for
                   Sponsor-Insured Bonds (filed as Exhibit 99.1.5.1 to Post-
                   Effective Amendment No. 7 to Form S-6 Registration Statement
                   No. 33-26426 of Insured Municipal Securities Trust, Series 15 on April 25, 1996 and incorporated herein by reference).

99.1.5.2      --   Form of Insurance Policy of Municipal Bond Investors
                   Assurance Corporation (filed as Exhibit 99.1.5.2 to
                   Post-Effective Amendment No. 7 to Form S-6 Registration
                   Statement No. 33-26426 of Insured Municipal Securities Trust,
                   Series 15 on April 25, 1996 and incorporated herein by reference).


99.2.1        --   Form of Certificate dated June 16, 1989 (filed as Exhibit
                   99.2.1 to Post-Effective Amendment No. 7 to Registration
                   Statement Nos. 33-29313 and 33-30144 of Municipal Securities
                   Trust, Series 45 and Series 46 on October 25, 1996 and incorporated herein by reference).

99.3.1        --   Form of Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the delivery thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding the tax status
                   (filed as Exhibit 99.3.1 to Post-Effective Amendment No. 8 to
                   Form S-6 Registration Statement No. 33-26426 on April 25,
                   1997; and as Exhibit 3.1 to Amendment No.1 to Form S-6
                   Registration Statement Nos. 33-52397 and 33-58167 of Insured
                   Municipal Securities Trust, Series 32, New York Navigator
                   Insured Series 16 & New Jersey Navigator Insured Series 12;
                   and Series 33, New York Navigator Insured Series 17 & New
                   Jersey Navigator Insured Series 13, on April 14, 1994 and
                   April 6, 1995, respectively, and incorporated herein by reference).

99.3.2        --   Form of Opinion of Freeman, Zeller & Bryant, Special New
                   Jersey Counsel (filed as Exhibit 99.3.2 to Post-Effective
                   Amendment No. 7 to Form S-6 Registration Statement No.
                   33-31426 on April 25, 1997; and as Exhibit 3.2 to Amendment
                   No. 1 to Form S-6 Registration Statement Nos. 33-52397 and
                   33-58167 of Insured Municipal Securities Trust, Series 32,
                   New York Navigator Insured Series 16 & New Jersey Navigator
                   Insured Series 12 and Series 33, New York Navigator Insured
                   Series 17 & New Jersey Navigator Insured Series 13, on April
                   14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).

99.4.1        --   Form of Custody Agreement, dated January 18, 1990 (filed as
                   Exhibit 99.4.1 to Post-Effective Amendment No. 7 to Form S-6
                   Registration Statement No. 33-31426 on April 25, 1997 and incorporated herein by reference).

99.4.2        --   Form of First Amendment to Custody Agreement, dated July 20,
                   1990 (filed as Exhibit 99.4.2 to Post-Effective Amendment No.
                   7 to Form S-6 Registration Statement No. 33-31426 on April
                   25, 1997 and incorporated herein by reference).

*99.5.1       --   Consent of the Evaluator.


99.6.0        --   Power of Attorney of Reich & Tang Distributors L.P., the
                   Depositor, by its officers and a majority of its Directors
                   (filed as Exhibit 99.6.0 to Amendment No. 1 to Form S-6

--------
*    Being filed by this Amendment.

                                      II-2
175582.1

                   Registration Statement No. 33-62627 of Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust on November 16, 1995 and incorporated herein by reference).


99.6.1        --   Power of Attorney of Gruntal & Co., L.L.C., by its officers and a majority of its Directors of the Executive Committee
                   (filed as Exhibit 99.6.1 to the Post-Effective Amendment to
                   Form S-6 Registration Statement No. 33-31426 of Insured
                   Municipal Securities Trust, Series 23 on April 25, 1997 and incorporated herein by reference).

99.7.0        --   Form of Agreement Among Co-Sponsors (filed as Exhibit 99.7.0 to Post-Effective Amendment No. 7 to Form S-6 Registration
                   Statement No. 33-28384 of Insured Municipal Securities Trust,
                   Series 20 on April 25, 1996 and incorporated herein by reference).


*27           --   Financial Data Schedule(s) (for EDGAR filing only).

--------
*    Being filed by this Amendment.

                                      II-3
175582.1

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9; Series 31, New York Navigator Insured Series 14 & New Jersey Navigator Insured Series 10; Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13 certifies that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of April, 1997.


          INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 13 & NEW JERSEY NAVIGATOR INSURED SERIES 9; SERIES 31, NEW YORK NAVIGATOR INSURED SERIES 14 & NEW JERSEY NAVIGATOR INSURED SERIES 10; SERIES 32, NEW YORK NAVIGATOR INSURED SERIES 16 & NEW JERSEY NAVIGATOR INSURED SERIES 12 AND SERIES 33, NEW YORK NAVIGATOR INSURED SERIES 17 & NEW JERSEY NAVIGATOR INSURED SERIES 13 (Registrants)

          REICH & TANG DISTRIBUTORS L.P.
               (Depositor)

          By:  Reich & Tang Asset Management, Inc.,
               as general partner


          By:  /s/PETER J. DEMARCO
               -----------------------
               Peter J. DeMarco
               (Authorized Signatory)

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P., the Depositor, in the capacities and on the dates indicated.

Name                  Title                               Date


PETER S. VOSS         President, Chief Executive Officer  )
                      and Director                        )
G. NEAL RYLAND        Executive Vice President, Treasurer )  April 17, 1997
                      and Chief Financial Officer         )
EDWARD N. WADSWORTH   Clerk                               )
RICHARD E. SMITH III  Director                            )By: /s/PETER J. DEMARCO
                                                          )    -------------------
STEVEN W. DUFF        Director                            )    Peter J. DeMarco
BERNADETTE N. FINN    Vice President                      )    Attorney-in-Fact*
LORRAINE C. HYSLER    Secretary                           )
RICHARD DE SANCTIS    Vice President and Treasurer        )


---------------

* Executed copies of Powers of Attorney were filed as Exhibit 6.0 to Amendment No. 1 to Registration Statement No. 33-62627 on November 16, 1995.

                                      II-4
175582.1

                                   SIGNATURES



          Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, New York Navigator Insured Series 13 & New Jersey Navigator Insured Series 9; Series 31, New York Navigator Insured Series 14 & New Jersey Navigator Insured Series 10; Series 32, New York Navigator Insured Series 16 & New Jersey Navigator Insured Series 12 and Series 33, New York Navigator Insured Series 17 & New Jersey Navigator Insured Series 13 certifies that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of April, 1997.


          INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 13 & NEW JERSEY NAVIGATOR INSURED SERIES 9; SERIES 31, NEW YORK NAVIGATOR INSURED SERIES 14 & NEW JERSEY NAVIGATOR INSURED SERIES 10; SERIES 32, NEW YORK NAVIGATOR INSURED SERIES 16 & NEW JERSEY NAVIGATOR INSURED SERIES 12 AND SERIES 33, NEW YORK NAVIGATOR INSURED SERIES 17 & NEW JERSEY NAVIGATOR INSURED SERIES 13 (Registrants)


          GRUNTAL & CO., L.L.C.
               (Depositor)


          By:  /s/LEE FENSTERSTOCK
               -----------------------
               Lee Fensterstock
               (Authorized Signatory)

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of the Executive Committee of Gruntal & Co., L.L.C., the Depositor, in the capacities and on the dates indicated.



Name                   Title                          Date


ROBERT P. RITTEREISER  Chief Execute Officer and      )
                       Chairman of the Board of       ) April 24, 1997
                       Directors                      )
LEE FENSTERSTOCK       President and Director         )
JOANNE T. MARREN       Executive Vice President,      ) By: /s/LEE FENSTERSTOCK
                                                      )     -------------------
                       General Counsel, Secretary     )     Lee Fensterstock
                       and Director                   )     Attorney-in-Fact
BARRY RICHTER          Vice Chairman and Director     )
STEPHEN DITURSI        Executive Vice President and   )
                       Director                       )
HENRY D. GOTTMANN      Executive Vice President and   )
                       Director                       )
LEOPOLD KORINS         Director                       )
JOSEPH V. BATTIPAGLIA  Executive Vice President and   )
                       Director                       )
JOHN FEENEY            Director and President of      )
                       GMS                            )
JOHN CIRRITO           Director and Executive         )
                          Vice President              )
RALPH H. BRADLEY, JR.  Executive Vice President and   )
                       Director                       )


---------------


* An executed copy of the power of attorney was filed as Exhibit 99.6.1 to the Post-Effective Amendment to Registration Statement No. 33-31426 on April 25, 1997.


                                      II-5
175582.1

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated March 28, 1997, relating to the financial statements and financial highlights for the year ended December 31, 1996 of the Insured Municipal Securities Trust, New York Navigator Insured Series 13; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9; Insured Municipal Securities Trust, Series 31; Insured Municipal Securities Trust, New York Navigator Insured Series 14; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10; Insured Municipal Securities Trust, Series 32; Insured Municipal Securities Trust, New York Navigator Insured Series 16; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12; Insured Municipal Securities Trust, Series 33; Insured Municipal Securities Trust, New York Navigator Insured Series 17; and Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13, which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.



PRICE WATERHOUSE LLP

Boston, MA 02110
April 25, 1997

                          Independent Auditors' Consent






Re: Insured Municipal Securities Trust, New York Navigator Insured Series 13 Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9 Insured Municipal Securities Trust, Series 31
      Insured Municipal Securities Trust, New York Navigator Insured Series 14 Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10 Insured Municipal Securities Trust, Series 32
      Insured Municipal Securities Trust, New York Navigator Insured Series 16 Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12 Insured Municipal Securities Trust, Series 33
      Insured Municipal Securities Trust, New York Navigator Insured Series 17 Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13



         We consent to the incorporation by reference of our report dated March 31, 1996, on the statements of operations and changes in net assets for the subject trusts for each of the years in the two year period ended December 31, 1995, and to the reference to our firm under the heading "Independent Accountants" in the prospectus.




                                       KPMG Peat Marwick LLP


New York, New York
April 24, 1997